UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21732
MGI Funds
(Exact name of registrant as specified in charter)
99 High Street
Boston, MA 02110
(Address of principal executive offices)(Zip Code)
Scott M. Zoltowski, Esq.
Mercer Global Investments, Inc.
99 High Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: (617) 747-9500
Date of fiscal year end: March 31, 2012
Date of reporting period: June 30, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments. — The schedule of investments for the period ended June 30, 2011, is filed herewith.

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%

	Aerospace & Defense — 2.3%

26,262	Boeing Co. (The)	1,941,550
17,200	Goodrich Corp.	1,642,600
24,724	Raytheon Co.	1,232,491
19,577	Rockwell Collins, Inc.	1,207,705
42,693	United Technologies Corp.	3,778,758

		9,803,104

	Agriculture — 1.1%

66,440	Monsanto Co.	4,819,558

	Apparel — 2.1%

21,700	Coach, Inc.	1,387,281
40,200	NIKE, Inc. Class B	3,617,196
5,800	Polo Ralph Lauren Corp.	769,138
28,558	VF Corp.	3,100,256

		8,873,871

	Auto Manufacturers — 0.1%

44,700	Ford Motor Co.*	616,413

	Auto Parts & Equipment — 1.1%

41,843	BorgWarner, Inc.*	3,380,496
26,690	Johnson Controls, Inc.	1,111,905

		4,492,401

	Banks — 0.8%

36,007	Comerica, Inc.	1,244,762
78,380	Wells Fargo & Co.	2,199,343

		3,444,105

	Beverages — 2.4%

64,038	Coca-Cola Co. (The)	4,309,117
41,270	Green Mountain Coffee Roasters, Inc.*	3,683,760
30,294	PepsiCo, Inc.	2,133,607

		10,126,484

	Biotechnology — 2.0%

45,500	Alexion Pharmaceuticals, Inc.*	2,139,865
84,877	Illumina, Inc.*	6,378,506

		8,518,371

	Chemicals — 1.2%

19,500	Ecolab, Inc.	1,099,410
30,401	Potash Corp. of Saskatchewan, Inc.	1,732,553

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued

14,700	Praxair, Inc.	1,593,333
9,404	Sigma-Aldrich Corp.	690,065

		5,115,361

	Coal — 0.3%

10,300	Walter Energy, Inc.	1,192,740

	Commercial Services — 2.1%

103,400	Visa, Inc. Class A	8,712,484

	Computers — 8.3%

66,355	Apple, Inc. *	22,273,383
83,900	Cognizant Technology Solutions Corp. Class A*	6,153,226
178,597	EMC Corp.*	4,920,347
26,300	NetApp, Inc.*	1,388,114

		34,735,070

	Cosmetics & Personal Care — 1.4%

12,300	Estee Lauder Cos. (The), Inc. Class A	1,293,837
72,209	Procter & Gamble Co.(The)	4,590,326

		5,884,163

	Distribution & Wholesale — 0.5%

13,700	W.W. Grainger, Inc.	2,105,005

	Diversified Financial Services — 4.7%

23,360	American Express Co.	1,207,712
254,780	Charles Schwab Corp. (The)	4,191,131
7,867	CME Group, Inc.	2,293,939
14,500	Franklin Resources, Inc.	1,903,705
29,850	IntercontinentalExchange, Inc.*	3,722,593
76,980	JPMorgan Chase & Co.	3,151,561
32,580	T. Rowe Price Group, Inc.	1,965,877
56,800	TD Ameritrade Holding Corp.	1,108,168

		19,544,686

	Electric — 0.3%

31,745	American Electric Power Co., Inc.	1,196,152

	Electronics — 0.5%

22,265	Waters Corp.*	2,131,651

	Engineering & Construction — 0.8%

51,500	Fluor Corp.	3,329,990

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Food — 0.6%

63,567	Kroger Co. (The)	1,576,462
57,900	Tyson Foods, Inc. Class A	1,124,418

		2,700,880

	Health Care - Products — 4.0%

25,661	Covidien Plc	1,365,935
21,940	Edwards Lifesciences Corp.*	1,912,729
12,400	Intuitive Surgical, Inc.*	4,614,164
38,076	Johnson & Johnson	2,532,816
54,339	Stryker Corp.	3,189,156
45,400	Varian Medical Systems, Inc.*	3,178,908

		16,793,708

	Health Care - Services — 1.2%

98,500	UnitedHealth Group, Inc.	5,080,630

	Insurance — 0.1%

9,720	Aflac, Inc.	453,730

	Internet — 12.5%

72,884	Amazon.Com, Inc.*	14,904,049
13,900	Baidu, Inc., Sponsored ADR*	1,947,807
23,044	Check Point Software Technologies*	1,310,051
28,000	Ctrip.com International, Ltd., ADR*	1,206,240
25,600	F5 Networks, Inc.*	2,822,400
19,664	Google, Inc. Class A*	9,957,456
14,400	MercadoLibre, Inc.	1,142,496
37,394	Netflix, Inc.*	9,823,030
13,200	OpenTable, Inc.*	1,097,184
9,960	priceline.com, Inc.*	5,098,823
17,614	SINA Corp.*	1,833,618
35,300	VeriSign, Inc.	1,181,138

		52,324,292

	Iron & Steel — 0.8%

24,741	Allegheny Technologies, Inc.	1,570,311
21,300	Cliffs Natural Resources, Inc.	1,969,185

		3,539,496

	Lodging — 1.7%

135,050	Las Vegas Sands Corp.*	5,700,461
23,910	Starwood Hotels & Resorts Worldwide, Inc.	1,339,916

		7,040,377

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Machinery - Construction & Mining — 0.3%

11,106	Caterpillar, Inc.	1,182,345

	Machinery - Diversified — 0.9%

5,871	Cummins, Inc.	607,590
24,800	Deere & Co.	2,044,760
12,238	Rockwell Automation, Inc.	1,061,769

		3,714,119

	Media — 1.0%

25,100	Scripps Networks Interactive, Inc. Class A	1,226,888
35,671	Time Warner, Inc.	1,297,354
44,500	Walt Disney Co. (The)	1,737,280

		4,261,522

	Metal Fabricate & Hardware — 0.6%

16,341	Precision Castparts Corp.	2,690,546

	Mining — 1.2%

14,350	BHP Billiton, Ltd., Sponsored ADR	1,357,940
67,109	Freeport-McMoran Copper & Gold, Inc. Class B	3,550,066

		4,908,006

	Miscellaneous - Manufacturing — 3.6%

35,256	3M Co.	3,344,032
86,561	Danaher Corp.	4,586,867
66,600	General Electric Co.	1,256,076
38,000	Honeywell International, Inc.	2,264,420
38,200	Illinois Tool Works, Inc.	2,157,918
27,235	Tyco International, Ltd.	1,346,226

		14,955,539

	Oil & Gas — 3.9%

21,550	Apache Corp.	2,659,054
10,204	BG Group Plc, Sponsored ADR	1,165,807
48,864	Canadian Natural Resources, Ltd.	2,045,447
21,900	Concho Resources Inc.*	2,011,515
16,376	EOG Resources, Inc.	1,712,111
23,200	Occidental Petroleum Corp.	2,413,728
15,651	Range Resources Corp.	868,631
36,300	Southwestern Energy Co.*	1,556,544
45,400	Suncor Energy, Inc.	1,775,140

		16,207,977

	Oil & Gas Services — 6.7%

20,355	Baker Hughes, Inc.	1,476,959
30,280	Cameron International Corp.*	1,522,781

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas Services — continued

109,600	FMC Technologies, Inc.*	4,908,984
83,300	Halliburton Co.	4,248,300
86,787	National Oilwell Varco, Inc.	6,787,611
106,007	Schlumberger, Ltd.	9,159,005

		28,103,640

	Pharmaceuticals — 5.2%

82,722	Allergan, Inc.	6,886,606
94,244	Express Scripts, Inc.*	5,087,291
38,550	Gilead Sciences, Inc.*	1,596,356
27,058	Mead Johnson Nutrition Co.	1,827,768
121,250	Mylan, Inc.*	2,991,238
11,700	Perrigo Co.	1,028,079
16,800	Shire Plc, ADR	1,582,728
19,370	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	934,021

		21,934,087

	Retail — 5.2%

55,500	CarMax, Inc.*	1,835,385
2,600	Chipotle Mexican Grill, Inc. Class A*	801,294
27,600	Costco Wholesale Corp.	2,242,224
24,020	CVS Caremark Corp.	902,672
34,790	Darden Restaurants, Inc.	1,731,150
22,778	McDonald’s Corp.	1,920,641
24,300	O’Reilly Automotive, Inc.*	1,591,893
130,953	Starbucks Corp.	5,171,334
22,760	Urban Outfitters, Inc.*	640,694
33,761	Wal-Mart Stores, Inc.	1,794,059
56,740	Yum! Brands, Inc.*	3,134,318

		21,765,664

	Semiconductors — 1.9%

32,800	Altera Corp.	1,520,280
41,400	ASML Holding NV, ADR	1,530,144
54,050	Broadcom Corp. Class A*	1,818,242
78,911	Intel Corp.	1,748,668
46,800	Texas Instruments, Inc.	1,536,444

		8,153,778

	Software — 7.7%

98,170	Activision Blizzard, Inc.	1,146,625
40,300	Autodesk, Inc.*	1,555,580
23,400	Cerner Corp.*	1,429,974
63,380	Citrix Systems, Inc.*	5,070,400
22,600	Intuit, Inc.*	1,172,036
18,120	Microsoft Corp.	471,120

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Software — continued

249,858	Oracle Corp.	8,222,827
75,408	Salesforce.com, Inc.*	11,234,284
21,770	VMware, Inc. Class A*	2,182,007

		32,484,853

	Telecommunications — 4.2%

18,230	Acme Packet, Inc.*	1,278,470
40,500	American Tower Corp. Class A*	2,119,365
45,468	Juniper Networks, Inc.*	1,432,242
222,600	Qualcomm, Inc.	12,641,454

		17,471,531

	Transportation — 2.7%

50,050	CH Robinson Worldwide, Inc.	3,945,942
24,970	Expeditors International of Washington, Inc.	1,278,214
24,640	J.B. Hunt Transport Services, Inc.	1,160,298
48,630	Union Pacific Corp.	5,076,972

		11,461,426

	TOTAL COMMON STOCKS (COST $325,723,220)	411,869,755

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.1%

	Bank Deposits — 2.1%

8,680,001	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/11	8,680,001

	TOTAL SHORT-TERM INVESTMENTS (COST $8,680,001)	8,680,001

	TOTAL INVESTMENTS — 100.1% (Cost $334,403,221)	420,549,756

	Other Assets and Liabilities (net) — (0.1)%	(341,295)

	NET ASSETS — 100.0%	$420,208,461

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	* Non-income producing security

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.0
Short-Term Investments	2.1
Other Assets and Liabilities (net)	(0.1)

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%

	Advertising — 0.5%

47,350	Omnicom Group, Inc.	2,280,376

	Aerospace & Defense — 4.8%

6,881	BAE Systems Plc, Sponsored ADR	140,854
10,111	Boeing Co. (The)	747,506
10,111	General Dynamics Corp.	753,472
49,585	Lockheed Martin Corp.	4,014,897
69,570	Northrop Grumman Corp.	4,824,680
119,670	Raytheon Co.	5,965,550
39,791	United Technologies Corp.	3,521,901

		19,968,860

	Agriculture — 1.3%

79,654	Philip Morris International, Inc.	5,318,497
6,296	Reynolds American, Inc.	233,267

		5,551,764

	Airlines — 0.2%

69,600	Delta Air Lines, Inc.*	638,232

	Auto Manufacturers — 0.5%

17,900	General Motors Co.*	543,444
14,813	Navistar International Corp.*	836,342
9,530	Oshkosh Corp.*	275,798
21,092	Tata Motors, Ltd., Sponsored ADR	474,781

		2,130,365

	Auto Parts & Equipment — 1.0%

14,948	Autoliv, Inc.	1,172,671
25,295	Lear Corp.	1,352,777
10,043	TRW Automotive Holdings Corp.*	592,838
12,615	Visteon Corp.*	862,992

		3,981,278

	Banks — 7.1%

42,239	Banco Santander SA, Sponsored ADR	486,171
148,428	Bank of America Corp.	1,626,771
51,065	Barclays Plc, Sponsored ADR	838,998
26,970	BNP Paribas SA, ADR	1,042,390
50,500	Capital One Financial Corp.	2,609,335
79,505	Fifth Third Bancorp	1,013,689
16,901	HSBC Holdings Plc, Sponsored ADR	838,628
101,108	KeyCorp	842,230
5,100	M&T Bank Corp.	448,545
19,000	Marshall & Ilsley Corp.	151,430

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Banks — continued

62,293	PNC Financial Services Group, Inc.	3,713,286
6,200	State Street Corp.	279,558
30,298	SunTrust Banks, Inc.	781,688
242,961	US Bancorp	6,197,935
306,623	Wells Fargo & Co.	8,603,841

		29,474,495

	Beverages — 1.6%

15,711	Anheuser-Busch InBev NV, Sponsored ADR	911,395
79,632	Coca-Cola Enterprises, Inc.	2,323,662
17,900	Constellation Brands, Inc. Class A*	372,678
40,720	Dr Pepper Snapple Group, Inc.	1,707,390
20,085	PepsiCo, Inc.	1,414,586

		6,729,711

	Biotechnology — 0.7%

50,461	Amgen, Inc.*	2,944,399

	Chemicals — 0.9%

6,106	Air Products & Chemicals, Inc.	583,612
8,364	Albemarle Corp.	578,789
11,700	CF Industries Holdings, Inc.	1,657,539
10,946	PPG Industries, Inc.	993,787

		3,813,727

	Coal — 0.5%

35,405	Peabody Energy Corp.	2,085,709

	Commercial Services — 2.3%

10,400	DeVry, Inc.	614,952
80,200	Hertz Global Holdings, Inc.*	1,273,576
5,000	ITT Educational Services, Inc.*	391,200
17,430	Manpower, Inc.	935,119
1,170	Mastercard, Inc. Class A	352,568
28,760	McKesson Corp.	2,405,774
32,100	Visa, Inc. Class A	2,704,746
35,128	Western Union Co. (The)	703,614

		9,381,549

	Computers — 3.1%

30,639	Accenture Plc	1,851,208
8,357	Apple, Inc.*	2,805,194
13,301	CGI Group, Inc. Class A*	327,870
44,056	EMC Corp.*	1,213,743
34,884	Hewlett-Packard Co.	1,269,778

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Computers — continued

17,140	International Business Machines Corp.	2,940,367
4,817	Research In Motion, Ltd.*	138,970
7,300	SanDisk Corp.*	302,950
90,649	Seagate Technology PLC	1,464,888
16,063	Western Digital Corp.*	584,372

		12,899,340

	Cosmetics & Personal Care — 0.0%

1,306	Procter & Gamble Co. (The)	83,022

	Diversified Financial Services — 7.3%

59,246	American Express Co.	3,063,018
14,639	Ameriprise Financial, Inc.	844,377
96,839	Citigroup, Inc.	4,032,376
88,545	Discover Financial Services	2,368,579
36,632	Goldman Sachs Group, Inc.	4,875,353
301,885	JPMorgan Chase & Co.	12,359,172
1,400	LPL Investment Holdings, Inc.*	47,894
2,100	Nasdaq OMX Group (The), Inc.*	53,130
15,446	Raymond James Financial, Inc.	496,589
132,861	SLM Corp.	2,233,393

		30,373,881

	Electric — 2.3%

139,600	AES Corp. (The)*	1,778,504
9,500	Alliant Energy Corp.	386,270
5,000	Ameren Corp.	144,200
34,724	American Electric Power Co., Inc.	1,308,400
17,100	DTE Energy Co.	855,342
29,725	Edison International	1,151,844
6,000	NRG Energy, Inc.*	147,480
41,036	NV Energy, Inc.	629,903
13,617	PG&E Corp.	572,322
23,830	PPL Corp.	663,189
38,469	Public Service Enterprise Group, Inc.	1,255,628
28,400	TECO Energy, Inc.	536,476

		9,429,558

	Electronics — 1.1%

2,000	Agilent Technologies, Inc.*	102,220
42,051	Avnet, Inc.*	1,340,586
40,600	Jabil Circuit, Inc.	820,120
9,100	PerkinElmer, Inc.	244,881
31,972	TE Connectivity, Ltd.	1,175,291
13,481	Thermo Fisher Scientific, Inc.*	868,041

		4,551,139

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Engineering & Construction — 0.1%

4,700	Fluor Corp.	303,902

	Entertainment — 0.2%

31,470	Cinemark Holdings, Inc.	651,744

	Food — 3.0%

23,060	ConAgra Foods, Inc.	595,179
28,595	Kraft Foods, Inc. Class A	1,007,402
37,572	Nestle SA, Sponsored ADR	2,343,741
99,778	Safeway, Inc.	2,331,812
191,581	Sara Lee Corp.	3,638,123
85,515	Tyson Foods, Inc. Class A	1,660,701
30,469	Unilever NV, ADR	1,000,907

		12,577,865

	Forest Products & Paper — 0.4%

8,769	Domtar Corp.	830,600
13,775	Rayonier, Inc.	900,196

		1,730,796

	Gas — 0.6%

9,600	Energen Corp.	542,400
17,795	Petrobakken Energy Ltd. Class A	241,122
22,809	Sempra Energy	1,206,140
18,300	UGI Corp.	583,587

		2,573,249

	Health Care - Products — 2.4%

41,500	CareFusion Corp.*	1,127,555
48,324	Covidien Plc	2,572,287
91,364	Johnson & Johnson	6,077,533

		9,777,375

	Health Care - Services — 4.2%

40,605	Aetna, Inc.	1,790,274
6,791	DaVita, Inc.*	588,169
52,097	Humana, Inc.	4,195,892
13,500	Quest Diagnostics, Inc.	797,850
97,258	UnitedHealth Group, Inc.	5,016,568
1,000	WellCare Health Plans, Inc.*	51,410
62,035	WellPoint, Inc.	4,886,497

		17,326,660

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Household Products & Wares — 0.0%

2,500	Tupperware Brands Corp.	168,625

	Insurance — 6.6%

17,323	ACE, Ltd.	1,140,200
3,700	Allied World Assurance Co. Holdings, Ltd.	213,046
17,895	American Financial Group, Inc.	638,673
23,600	Assurant, Inc.	855,972
13,104	Assured Guaranty, Ltd.	213,726
45,858	Berkshire Hathaway, Inc. Class B*	3,548,951
53,782	Chubb Corp.	3,367,291
14,962	Hartford Financial Services Group (The), Inc.	394,548
49,316	Lincoln National Corp.	1,405,013
77,413	Metlife, Inc.	3,396,108
8,703	Protective Life Corp.	201,300
52,318	Prudential Financial, Inc.	3,326,902
10,653	Reinsurance Group of America, Inc.	648,342
102,354	Travelers Cos. (The), Inc.	5,975,426
19,491	Unum Group	496,631
27,815	Validus Holdings, Ltd.	860,874
5,200	Willis Group Holdings Plc	213,772
26,894	XL Group Plc	591,130

		27,487,905

	Internet — 0.8%

59,938	eBay, Inc.*	1,934,199
32,580	IAC/InterActiveCorp*	1,243,579

		3,177,778

	Investment Companies — 0.1%

42,300	American Capital, Ltd.*	420,039

	Iron & Steel — 0.4%

10,100	Cliffs Natural Resources, Inc.	933,745
12,570	Reliance Steel & Aluminum Co.	624,100

		1,557,845

	Leisure Time — 0.3%

25,362	Carnival Corp.	954,372
3,400	Polaris Industries, Inc.	377,978

		1,332,350

	Media — 6.2%

58,655	CBS Corp. Class B	1,671,081
121,368	Comcast Corp. Class A	3,075,465
71,138	DIRECTV Class A*	3,615,233
56,100	DISH Network Corp. Class A*	1,720,587

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Media — continued

60,292	Liberty Global, Inc.*	2,715,552
14,509	Liberty Media Corp. — Starz Series A*	1,091,657
20,495	McGraw-Hill Cos. (The), Inc.	858,945
44,396	Time Warner Cable, Inc.	3,464,664
93,057	Time Warner, Inc.	3,384,483
57,661	Viacom, Inc. Class B	2,940,711
34,043	Walt Disney Co. (The)	1,329,039

		25,867,417

	Mining — 0.9%

19,234	BHP Billiton, Ltd., Sponsored ADR	1,820,113
34,043	Freeport-McMoran Copper & Gold, Inc. Class B	1,800,875

		3,620,988

	Miscellaneous - Manufacturing — 2.8%

124,938	General Electric Co.	2,356,331
31,690	Honeywell International, Inc.	1,888,407
47,542	Illinois Tool Works, Inc.	2,685,647
15,975	ITT Corp.	941,407
6,115	Siemens AG, Sponsored ADR	840,996
58,328	Tyco International, Ltd.	2,883,153

		11,595,941

	Office & Business Equipment — 0.2%

93,675	Xerox Corp.	975,157

	Oil & Gas — 9.0%

8,800	Anadarko Petroleum Corp.	675,488
23,660	Apache Corp.	2,919,408
20,435	Canadian Natural Resources, Ltd.	855,409
71,112	Chevron Corp.	7,313,158
58,580	ConocoPhillips	4,404,630
4,600	CVR Energy, Inc.*	113,252
30,836	Devon Energy Corp.	2,430,185
11,264	EOG Resources, Inc.	1,177,651
55,463	Exxon Mobil Corp.	4,513,579
28,596	Hess Corp.	2,137,837
13,916	Noble Energy, Inc.	1,247,291
56,374	Occidental Petroleum Corp.	5,865,151
21,545	Royal Dutch Shell PLC, ADR	1,532,496
7,225	SM Energy Co.	530,893
69,551	Valero Energy Corp.	1,778,419

		37,494,847

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas Services — 0.2%

11,400	Complete Production Services, Inc.*	380,304
8,400	Oceaneering International, Inc.	340,200

		720,504

	Packaging & Containers — 0.3%

16,497	Ball Corp.	634,475
8,750	Rock-Tenn Co. Class A	580,475

		1,214,950

	Pharmaceuticals — 5.3%

11,721	AstraZeneca Plc, Sponsored ADR	586,870
87,302	Bristol-Myers Squibb Co.	2,528,266
6,127	Eli Lilly & Co.	229,946
40,502	Gilead Sciences, Inc.*	1,677,188
11,748	Herbalife, Ltd.	677,155
45,875	Medco Health Solutions, Inc.*	2,592,855
111,054	Merck & Co., Inc.	3,919,096
10,885	Omnicare, Inc.	347,123
460,805	Pfizer, Inc.	9,492,583

		22,051,082

	REITS — 1.6%

6,741	AvalonBay Communities, Inc. REIT	865,544
8,341	Boston Properties, Inc. REIT	885,481
8,300	CBL & Associates Properties, Inc. REIT	150,479
7,388	CommonWealth REIT	190,906
13,000	Developers Diversified Realty Corp. REIT	183,300
16,300	Duke Realty Corp. REIT	228,363
2,400	Equity Lifestyle Properties, Inc. REIT	149,856
10,100	Hospitality Properties Trust REIT	244,925
10,500	Public Storage REIT	1,197,105
20,213	Simon Property Group, Inc. REIT	2,349,357

		6,445,316

	Retail — 5.7%

24,662	Best Buy Co., Inc.	774,633
120,906	CVS Caremark Corp.	4,543,647
142,150	Gap , Inc.(The)	2,572,915
16,520	Home Depot, Inc.	598,354
32,191	Kohl’s Corp.	1,609,872
49,550	Lowe’s Cos., Inc.	1,155,011
44,406	Macy’s, Inc.	1,298,431
23,616	McDonald’s Corp.	1,991,301
40,949	Target Corp.	1,920,918
38,503	TJX Cos. (The), Inc.	2,022,563

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Retail — continued

90,982	Wal-Mart Stores, Inc.	4,834,784
12,398	Walgreen Co.	526,419

		23,848,848

	Semiconductors — 0.5%

19,800	Intel Corp.	438,768
49,703	Texas Instruments, Inc.	1,631,749

		2,070,517

	Shipbuilding — 0.2%

21,509	Huntington Ingalls Industries, Inc.*	742,060

	Software — 2.9%

58,200	Activision Blizzard, Inc.	679,776
11,000	Global Payments, Inc.	561,000
255,021	Microsoft Corp.	6,630,546
125,118	Oracle Corp.	4,117,633

		11,988,955

	Telecommunications — 7.9%

1,700	Amdocs, Ltd.*	51,663
163,238	AT&T, Inc.	5,127,306
11,007	BCE, Inc.	432,465
9,700	Cisco Systems, Inc.	151,417
8,300	Corning, Inc.	150,645
183,238	Deutsche Telekom AG, Sponsored ADR	2,864,010
55,895	France Telecom SA, Sponsored ADR	1,190,004
36,197	Harris Corp.	1,631,037
198,856	Koninklijke KPN NV, Sponsored ADR	2,911,252
48,561	Portugal Telecom, SGPS, SA, Sponsored ADR	477,840
84,605	Rogers Communications, Inc. Class B	3,343,590
17,749	Tele Norte Leste Participacoes SA, ADR	275,819
44,431	Telecomunicacoes de Sao Paulo SA, ADR	1,319,601
84,828	Telefonica SA, Sponsored ADR	2,077,438
218,561	Telstra Corp., Ltd., ADR	3,411,737
150,053	Verizon Communications, Inc.	5,586,473
70,600	Vodafone Group Plc, Sponsored ADR	1,886,432

		32,888,729

	Transportation — 0.7%

19,400	CSX Corp.	508,668
1,600	FedEx Corp.	151,760
20,063	Union Pacific Corp.	2,094,577
2,000	United Parcel Service, Inc. Class B	145,860

		2,900,865

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Water — 0.1%

19,906	American Water Works Co., Inc.	586,232

	TOTAL COMMON STOCKS (COST $357,296,720)	410,415,946

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.3%

	Bank Deposit — 1.3%

5,277,586	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/11	5,277,586

	TOTAL SHORT-TERM INVESTMENTS (COST $5,277,586)	5,277,586

	TOTAL INVESTMENTS — 100.1% (Cost $362,574,306)	415,693,532

	Other Assets and Liabilities (net) — (0.1)%	(368,603)

	NET ASSETS — 100.0%	$415,324,929

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.8
Short-Term Investments	1.3
Other Assets and Liabilities (net)	(0.1)

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%

	Advertising — 0.6%

61,866	Lamar Advertising Co. Class A*	1,693,272

	Aerospace & Defense — 1.6%

25,704	Aerovironment, Inc.*	908,637
57,821	BE Aerospace, Inc.*	2,359,675
7,575	Teledyne Technologies, Inc.*	381,477
8,907	TransDigm Group, Inc.*	812,229

		4,462,018

	Apparel — 1.9%

17,406	Ascena Retail Group, Inc.*	592,675
19,837	Carter’s, Inc.*	610,186
51,583	CROCS, Inc.*	1,328,262
27,345	Phillips-Van Heusen Corp.	1,790,277
8,290	Under Armour, Inc. Class A*	640,900
9,360	Wolverine World Wide, Inc.	390,780

		5,353,080

	Auto Manufacturers — 0.2%

11,800	Navistar International Corp.*	666,228

	Auto Parts & Equipment — 1.0%

49,727	Amerigon, Inc. Class A*	864,255
96,150	Goodyear Tire & Rubber Co. (The)*	1,612,436
17,939	Titan International, Inc.	435,200

		2,911,891

	Banks — 0.9%

38,743	Eagle Bancorp, Inc.*	515,282
34,473	East-West Bancorp, Inc.	696,699
19,881	First Republic Bank/San Francisco CA*	641,759
212,643	Popular, Inc.*	586,895

		2,440,635

	Beverages — 0.7%

37,300	Peet’s Coffee & Tea, Inc.*	2,152,210

	Biotechnology — 2.3%

48,112	Alexion Pharmaceuticals, Inc.*	2,262,707
44,100	Halozyme Therapeutics, Inc.*	304,731
24,339	Illumina, Inc.*	1,829,076
24,448	Incyte Corp.*	463,045
19,830	Life Technologies Corp.*	1,032,548

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Biotechnology — continued

34,550	NPS Pharmaceuticals, Inc.*	326,498
5,261	United Therapeutics Corp.*	289,881

		6,508,486

	Chemicals — 1.5%

21,293	Airgas, Inc.	1,491,362
29,930	Celanese Corp.	1,595,568
24,320	Westlake Chemical Corp.	1,262,208

		4,349,138

	Coal — 1.5%

49,189	Alpha Natural Resources, Inc.*	2,235,148
33,360	Consol Energy, Inc.	1,617,293
4,546	Walter Energy, Inc.	526,427

		4,378,868

	Commercial Services — 8.8%

15,040	Alliance Data Systems Corp.*	1,414,813
34,468	Coinstar, Inc.*	1,879,885
37,870	ExamWorks Group, Inc.*	961,519
35,514	FleetCor Technologies, Inc.*	1,052,635
61,349	Genpact, Ltd.*	1,057,657
83,680	Healthcare Services Group	1,359,800
81,568	Heartland Payment Systems, Inc.	1,680,301
110,370	Hertz Global Holdings, Inc.*	1,752,676
28,742	iSoftstone Holdings, Ltd., ADR*	440,040
17,100	ITT Educational Services, Inc.*	1,337,904
6,810	New Oriental Education & Technology Group, Sponsored ADR*	760,813
17,044	Parexel International Corp.*	401,557
58,911	Quanta Services, Inc.*	1,190,002
92,927	Ritchie Bros Auctioneers, Inc.	2,554,563
25,455	RSC Holdings, Inc.*	304,442
3,223	Sotheby’s	140,200
17,300	Strayer Education, Inc.	2,186,547
29,139	Verisk Analytics, Inc. Class A*	1,008,792
48,265	Weight Watchers International, Inc.	3,642,559

		25,126,705

	Computers — 3.0%

162,530	Brocade Communications Systems, Inc.*	1,049,944
16,973	Fortinet, Inc.*	463,193
16,965	IHS, Inc. Class A*	1,415,220
25,772	MICROS Systems, Inc.*	1,281,126
66,363	RealD, Inc.*	1,552,231

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Computers — continued

18,330	Syntel, Inc.	1,083,670
31,700	Teradata Corp.*	1,908,340

		8,753,724

	Distribution & Wholesale — 1.9%

69,899	Fastenal Co.	2,515,665
37,008	LKQ Corp.*	965,539
32,460	Pool Corp.	967,633
18,240	WESCO International, Inc.*	986,601

		5,435,438

	Diversified Financial Services — 4.8%

33,805	Affiliated Managers Group, Inc.*	3,429,517
25,030	CBOE Holdings, Inc.	615,738
12,990	Eaton Vance Corp.	392,688
44,944	Evercore Partners, Inc. Class A	1,497,534
5,728	Greenhill & Co., Inc.	308,281
18,100	IntercontinentalExchange, Inc.*	2,257,251
20,476	Lazard, Ltd. Class A	759,660
135,400	MF Global Holdings, Ltd.*	1,047,996
76,400	optionsXpress Holdings, Inc.	1,274,352
51,839	SLM Corp.	871,413
34,420	Waddell & Reed Financial, Inc. Class A	1,251,167

		13,705,597

	Electrical Components & Equipment — 1.0%

28,180	Ametek, Inc.	1,265,282
13,606	General Cable Corp.*	579,343
15,710	Hubbell, Inc.	1,020,365

		2,864,990

	Electronics — 3.7%

47,304	Amphenol Corp. Class A	2,553,943
26,183	Dolby Laboratories, Inc. Class A*	1,111,730
58,750	FLIR Systems, Inc.	1,980,462
76,893	Gentex Corp.	2,324,475
30,697	National Instruments Corp.	911,394
19,227	Sensata Technologies Holding NV*	723,897
28,556	Trimble Navigation, Ltd.*	1,131,960

		10,737,861

	Engineering & Construction — 1.1%

18,168	Aecom Technology Corp.*	496,713
15,528	Chicago Bridge & Iron Co. NV	604,039
21,970	KBR, Inc.	828,049

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Engineering & Construction — continued

37,935	McDermott International, Inc.*	751,493
12,054	URS Corp.*	539,296

		3,219,590

	Environmental Control — 1.3%

27,812	Nalco Holding Co.	773,452
12,405	Stericycle, Inc.*	1,105,534
54,809	Waste Connections, Inc.	1,739,089

		3,618,075

	Food — 1.3%

20,280	Ralcorp Holdings, Inc.*	1,755,842
59,964	Smart Balance, Inc.*	310,614
27,800	Whole Foods Market, Inc.	1,763,910

		3,830,366

	Hand & Machine Tools — 1.0%

42,101	Kennametal, Inc.	1,777,083
16,460	Snap-On, Inc.	1,028,421

		2,805,504

	Health Care - Products — 5.1%

72,966	ABIOMED, Inc.*	1,182,049
53,146	Bruker Corp.*	1,082,053
33,323	CareFusion Corp.*	905,386
10,678	Cooper Cos. (The), Inc.	846,125
7,937	Given Imaging, Ltd.*	161,518
31,467	Henry Schein, Inc.*	2,252,723
40,110	Hill-Rom Holdings, Inc.	1,846,664
25,495	Hologic, Inc.*	514,234
22,702	IDEXX Laboratories, Inc.*	1,760,767
35,230	Natus Medical, Inc.*	533,734
31,829	Techne Corp.	2,653,584
12,521	Tornier BV*	337,441
8,146	Varian Medical Systems, Inc.*	570,383

		14,646,661

	Health Care - Services — 3.4%

30,019	Brookdale Senior Living, Inc.*	727,961
33,300	Community Health Systems, Inc.*	855,144
35,360	Coventry Health Care, Inc.*	1,289,579
105,317	Health Management Associates, Inc. Class A*	1,135,317
41,143	HealthSouth Corp.*	1,080,004
13,002	LifePoint Hospitals, Inc.*	508,118
8,450	Mettler-Toledo International, Inc.*	1,425,262

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Health Care - Services — continued

24,553	Pediatrix Medical Group, Inc.*	1,772,481
21,498	Universal Health Services, Inc. Class B	1,107,792

		9,901,658

	Home Furnishings — 0.8%

8,949	DTS, Inc.*	362,882
29,130	Harman International Industries, Inc.	1,327,454
9,499	Tempur-Pedic International, Inc.*	644,222

		2,334,558

	Household Products & Wares — 0.4%

5,960	Fossil, Inc.*	701,611
9,390	Scotts Miracle-Gro Co. (The) Class A	481,801

		1,183,412

	Housewares — 0.4%

73,616	Newell Rubbermaid, Inc.	1,161,660

	Internet — 4.5%

27,569	21Vianet Group, Inc., ADR*	378,798
30,030	Check Point Software Technologies*	1,707,206
11,074	Equinix, Inc.*	1,118,695
8,370	F5 Networks, Inc.*	922,793
783	HomeAway, Inc.*	30,302
22,029	IAC/InterActiveCorp*	840,847
84,940	j2 Global Communications, Inc.*	2,397,856
23,204	Pandora Media, Inc.*	438,788
17,161	Rackspace Hosting, Inc.*	733,461
53,553	Renren, Inc., ADR*	473,944
90,120	VeriSign, Inc.	3,015,415
18,224	WebMD Health Corp.*	830,650

		12,888,755

	Iron & Steel — 0.2%

11,958	Schnitzer Steel Industries, Inc. Class A	688,781

	Leisure Time — 0.5%

60,165	Interval Leisure Group, Inc.*	823,659
16,207	WMS Industries, Inc.*	497,879

		1,321,538

	Lodging — 0.2%

21,056	Choice Hotels International, Inc.	702,428

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Lodging — continued

	Machinery — Construction & Mining — 0.3%

7,572	Joy Global, Inc.	721,157

	Machinery - Diversified — 2.9%

44,800	Graco, Inc.	2,269,568
46,609	IDEX Corp.	2,137,023
44,901	Manitowoc Co. (The), Inc.	756,133
4,279	Middleby Corp.*	402,397
12,272	Robbins & Myers, Inc.	648,575
26,925	Roper Industries, Inc.	2,242,852

		8,456,548

	Mining — 0.6%

14,220	Compass Minerals International, Inc.	1,223,915
30,219	Titanium Metals Corp.	553,612

		1,777,527

	Miscellaneous - Manufacturing — 1.5%

19,469	Actuant Corp. Class A	522,353
16,064	CLARCOR, Inc.	759,506
30,590	Crane Co.	1,511,452
9,971	Polypore International, Inc.*	676,432
63,491	STR Holdings, Inc.*	947,286

		4,417,029

	Oil & Gas — 3.2%

66,860	Denbury Resources, Inc.*	1,337,200
25,810	Ensco Plc, Sponsored ADR	1,375,673
9,521	Helmerich & Payne, Inc.	629,529
19,150	Patterson-UTI Energy, Inc.	605,332
35,165	PetroHawk Energy Corp.*	867,521
102,464	Rex Energy Corp.*	1,052,305
62,140	Tesoro Corp.*	1,423,627
31,175	Whiting Petroleum Corp.*	1,774,169

		9,065,356

	Oil & Gas Services — 2.6%

16,225	Complete Production Services, Inc.*	541,266
48,257	Core Laboratories NV	5,382,586
21,134	Dril-Quip, Inc.*	1,433,519

		7,357,371

	Packaging & Containers — 0.8%

30,790	Crown Holdings, Inc.*	1,195,268
36,960	Packaging Corp. of America	1,034,510

		2,229,778

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — 2.7%

21,304	BioMarin Pharmaceutical, Inc.*	579,682
13,048	Catalyst Health Solutions, Inc.*	728,339
103,630	Elan Corp. Plc, Sponsored ADR*	1,178,273
27,183	Impax Laboratories, Inc.*	592,318
19,651	Medicis Pharmaceutical Corp. Class A	750,079
27,300	Perrigo Co.	2,398,851
8,312	Pharmasset, Inc.*	932,606
18,633	Sagent Pharmaceuticals, Inc.*	502,718
37,600	Santarus, Inc.*	126,712

		7,789,578

	Real Estate — 0.5%

59,950	CB Richard Ellis Group, Inc. Class A*	1,505,345

	REITS — 0.6%

44,890	Hospitality Properties Trust REIT	1,088,582
26,925	Lasalle Hotel Properties REIT	709,205

		1,797,787

	Retail — 4.7%

55,202	Dick’s Sporting Goods, Inc.*	2,122,517
25,000	DineEquity, Inc.*	1,306,750
69,032	Foot Locker, Inc.	1,640,200
30,559	GameStop Corp. Class A*	815,009
13,373	MSC Industrial Direct Co., Inc Class A*	886,764
16,740	O’Reilly Automotive, Inc.*	1,096,637
106,432	OfficeMax, Inc.*	835,491
4,611	Panera Bread Co. Class A*	579,418
35,033	Petsmart, Inc.	1,589,447
23,791	Rue21, Inc.*	773,208
40,113	Texas Roadhouse, Inc. Class A	703,381
42,330	Urban Outfitters, Inc.*	1,191,590

		13,540,412

	Semiconductors — 5.1%

44,687	Atmel Corp.*	628,746
32,252	Avago Technologies, Ltd.	1,225,576
19,463	Cavium, Inc.*	848,392
24,658	Cypress Semiconductor Corp.*	521,270
34,396	Hittite Microwave Corp.*	2,129,456
22,810	International Rectifier Corp.*	637,996
24,574	Linear Technology Corp.	811,433
165,560	LSI Corp.*	1,178,787
27,119	Microsemi Corp.*	555,939
14,006	Netlogic Microsystems, Inc.*	566,123
9,920	Novellus Systems, Inc.*	358,509

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — continued

140,300	ON Semiconductor Corp.*	1,468,941
20,016	Rovi Corp.*	1,148,118
47,160	Teradyne, Inc.*	697,968
47,274	Xilinx, Inc.	1,724,083

		14,501,337

	Software — 8.5%

29,679	ANSYS, Inc.*	1,622,551
28,000	athenahealth, Inc.*	1,150,800
74,842	Blackbaud, Inc.	2,074,620
27,180	BMC Software, Inc.*	1,486,746
7,287	Concur Technologies, Inc.*	364,860
85,791	Emdeon, Inc. Class A*	1,125,578
36,643	Global Payments, Inc.	1,868,793
25,770	Informatica Corp.*	1,505,741
45,398	InterXion Holding NV*	687,326
58,601	Medassets, Inc.*	782,910
120,215	MSCI, Inc. Class A*	4,529,701
77,440	Nuance Communications, Inc.*	1,662,637
60,718	SuccessFactors, Inc.*	1,785,109
85,817	VeriFone Systems, Inc.*	3,805,984

		24,453,356

	Telecommunications — 6.3%

26,768	ADTRAN, Inc.	1,036,189
26,296	Aruba Networks, Inc.*	777,047
44,956	DigitalGlobe, Inc.*	1,142,332
10,716	IPG Photonics Corp.*	779,160
26,387	JDS Uniphase Corp.*	439,607
35,786	NICE Systems, Ltd., Sponsored ADR*	1,301,179
49,722	NII Holdings, Inc. Class B*	2,107,218
58,165	Polycom, Inc.*	3,740,010
135,983	SBA Communications Corp.*	5,193,191
72,702	tw telecom, Inc. Class A*	1,492,572

		18,008,505

	Transportation — 2.1%

8,013	Atlas Air Worldwide Holdings, Inc.*	476,854
41,000	Expeditors International of Washington, Inc.	2,098,790
13,582	Genesee & Wyoming, Inc. Class A*	796,448
9,454	Kirby Corp.*	535,758

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Transportation — continued

31,430	Landstar System, Inc.	1,460,866
37,745	Roadrunner Transportation Systems, Inc.*	569,195

		5,937,911

	TOTAL COMMON STOCKS (COST $228,789,907)	281,402,124

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.8%

	Bank Deposits — 1.8%

5,149,692	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/11	5,149,692

	TOTAL SHORT-TERM INVESTMENTS (COST $5,149,692)	5,149,692

	TOTAL INVESTMENTS — 99.8% (Cost $233,939,599)	286,551,816

	Other Assets and Liabilities (net) — 0.2%	568,105

	NET ASSETS — 100.0%	$287,119,921

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.0
Short-Term Investments	1.8
Other Assets and Liabilities (net)	0.2

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%

	Aerospace & Defense — 1.1%

3,100	Alliant Techsystems, Inc.	221,123
3,900	Curtiss-Wright Corp.	126,243
7,800	Esterline Technologies Corp.*	595,920
9,000	GenCorp, Inc.*	57,780
50,900	Orbital Sciences Corp.*	857,665
12,375	Triumph Group, Inc.	1,232,303

		3,091,034

	Agriculture — 0.0%

2,100	Universal Corp.	79,107

	Airlines — 0.3%

3,500	Alaska Air Group, Inc.*	239,610
7,130	Allegiant Travel Co.*	352,935
23,400	Hawaiian Holdings, Inc.*	133,380
5,600	Skywest, Inc.	84,336
18,100	US Airways Group, Inc.*	161,271

		971,532

	Apparel — 1.4%

26,790	Ascena Retail Group, Inc.*	912,200
20,300	Guess?, Inc.	853,818
25,275	Phillips-Van Heusen Corp.	1,654,754
8,980	Skechers U.S.A., Inc. Class A*	130,030
15,100	True Religion Apparel, Inc.*	439,108

		3,989,910

	Auto Parts & Equipment — 1.6%

52,500	American Axle & Manufacturing Holdings, Inc.*	597,450
1,500	Autoliv, Inc.	117,675
64,500	Exide Technologies*	492,780
47,050	Lear Corp.	2,516,234
3,800	Superior Industries International, Inc.	84,018
11,100	TRW Automotive Holdings Corp.*	655,233

		4,463,390

	Banks — 6.3%

7,400	Associated Banc-Corp.	102,860
6,400	Bank of Hawaii Corp.	297,728
9,400	BOK Financial Corp.	514,838
1,500	Chemical Financial Corp.	28,140
5,900	City Holding Co.	194,877
1,200	City National Corp.	65,100
21,453	Commerce Bancshares, Inc.	922,479
2,600	Cullen/Frost Bankers, Inc.	147,810

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Banks — continued

102,100	Fifth Third Bancorp	1,301,775
2,500	First Citizens BancShares, Inc. Class A	468,050
93,900	First Commonwealth Financial Corp.	538,986
120,900	Fulton Financial Corp.	1,294,839
5,852	Hancock Holding Co.	181,295
411,450	Huntington Bancshares, Inc.	2,699,112
55,100	International Bancshares Corp.	921,823
267,750	KeyCorp	2,230,357
37,100	Marshall & Ilsley Corp.	295,687
8,400	NBT Bancorp, Inc.	185,892
56,200	Northwest Bancshares, Inc.	706,996
60,454	People’s United Financial, Inc.	812,502
109,900	Popular, Inc.*	303,324
33,000	Prosperity Bancshares, Inc.	1,446,060
3,900	S&T Bancorp, Inc.	72,501
34,000	Texas Capital Bancshares, Inc.*	878,220
17,700	Webster Financial Corp.	372,054
100,150	Western Alliance Bancorp*	711,065
3,900	Zions BanCorp	93,639

		17,788,009

	Beverages — 0.4%

31,400	Constellation Brands, Inc. Class A*	653,748
52,600	Cott Corp.*	442,366

		1,096,114

	Biotechnology — 0.2%

5,200	Medicines Co. (The)*	85,852
59,800	PDL BioPharma, Inc.	351,026

		436,878

	Building Materials — 1.3%

11,000	Apogee Enterprises, Inc.	140,910
61,600	Gibraltar Industries, Inc.*	697,312
46,600	Owens Corning, Inc.*	1,740,510
34,300	Quanex Building Products Corp.	562,177
21,000	Simpson Manufacturing Co., Inc.	627,270

		3,768,179

	Chemicals — 1.6%

1,700	Ashland, Inc.	109,854
500	Eastman Chemical Co.	51,035
31,700	Ferro Corp.*	426,048
56,725	Huntsman Corp.	1,069,266
20,325	Innophos Holdings, Inc.	991,860
5,900	Innospec, Inc.*	198,299

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued

11,750	Intrepid Potash, Inc.*	381,875
3,800	Minerals Technologies, Inc.	251,902
2,800	OM Group, Inc.*	113,792
33,800	PolyOne Corp.	522,886
1,400	Spartech Corp.*	8,526
7,590	Stepan Co.	538,131

		4,663,474

	Coal — 1.3%

5,765	Alpha Natural Resources, Inc.*	261,962
59,700	Cloud Peak Energy, Inc.*	1,271,610
17,425	Walter Energy, Inc.	2,017,815

		3,551,387

	Commercial Services — 3.7%

5,030	ABM Industries, Inc.	117,400
21,900	Career Education Corp.*	463,185
5,880	Chemed Corp.	385,258
35,900	Convergys Corp.*	489,676
33,935	Equifax, Inc.	1,178,223
6,500	Euronet Worldwide, Inc.*	100,165
52,480	Geo Group (The), Inc.*	1,208,615
9,600	Great Lakes Dredge & Dock Corp.	53,568
18,500	Heidrick & Struggles International, Inc.	418,840
90,025	Hertz Global Holdings, Inc.*	1,429,597
8,900	ICF International, Inc.*	225,882
14,020	Insperity, Inc.	415,132
13,647	Ituran Location and Control, Ltd.	192,286
14,300	Kelly Services, Inc. Class A*	235,950
10,700	Korn/Ferry International*	235,293
3,900	Lincoln Educational Services Corp.	66,885
35,940	Rent-A-Center, Inc.	1,098,326
29,500	Service Corp. International	344,560
10,400	Stewart Enterprises, Inc. Class A	75,920
5,100	TeleTech Holdings, Inc.*	107,508
37,170	Total System Services, Inc.	690,619
10,700	Viad Corp.	238,503
10,125	Weight Watchers International, Inc.	764,134

		10,535,525

	Computers — 2.1%

225,316	Brocade Communications Systems, Inc.*	1,455,541
126,300	Cadence Design Systems, Inc.*	1,333,728
20,920	DST Systems, Inc.	1,104,576
14,000	Lexmark International, Inc. Class A*	409,640

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Computers — continued

10,600	Unisys Corp.*	272,420
35,600	Western Digital Corp.*	1,295,128

		5,871,033

	Cosmetics & Personal Care — 0.6%

62,380	Elizabeth Arden, Inc.*	1,810,891

	Distribution & Wholesale — 1.2%

78,530	Ingram Micro, Inc. Class A*	1,424,534
32,200	United Stationers, Inc.	1,140,846
14,411	WESCO International, Inc.*	779,491

		3,344,871

	Diversified Financial Services — 3.3%

8,890	Artio Global Investors, Inc.	100,457
78,200	Discover Financial Services	2,091,850
28,430	Federated Investors, Inc. Class B	677,771
39,700	Invesco, Ltd.	928,980
26,800	Investment Technology Group, Inc.*	375,736
78,050	Knight Capital Group, Inc. Class A*	860,111
25,200	Nelnet, Inc. Class A	555,912
9,400	Oppenheimer Holdings, Inc. Class A	265,174
64,125	Raymond James Financial, Inc.	2,061,619
83,400	SLM Corp.	1,401,954

		9,319,564

	Electric — 2.8%

19,830	Avista Corp.	509,433
114,675	CMS Energy Corp.	2,257,951
4,000	DPL, Inc.	120,640
7,700	El Paso Electric Co.	248,710
19,100	Integrys Energy Group, Inc.	990,144
12,000	Northeast Utilities	422,040
7,300	NSTAR	335,654
10,500	NV Energy, Inc.	161,175
58,400	Pepco Holdings, Inc.	1,146,392
13,700	Pinnacle West Capital Corp.	610,746
9,000	Portland General Electric Co.	227,520
7,400	TECO Energy, Inc.	139,786
21,540	Unisource Energy Corp.	804,088

		7,974,279

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Electrical Components & Equipment — 0.7%

18,100	Belden, Inc.	630,966
63,500	GrafTech International, Ltd.*	1,287,145
1,400	Hubbell, Inc.	90,930

		2,009,041

	Electronics — 2.5%

34,462	Arrow Electronics, Inc.*	1,430,173
38,494	Avnet, Inc.*	1,227,189
25,200	AVX Corp.	384,048
21,804	Coherent, Inc.*	1,205,107
8,490	Cubic Corp.	432,905
10,700	Kemet Corp.*	152,903
10,600	Methode Electronics, Inc.	123,066
4,500	Newport Corp.*	81,765
4,900	Park Electrochemical Corp.	136,955
7,300	Thomas & Betts Corp.*	393,105
82,700	Vishay Intertechnology, Inc.*	1,243,808
3,800	Watts Water Technologies, Inc.	134,558

		6,945,582

	Energy-Alternate Sources — 0.0%

4,600	Covanta Holding Corp.	75,854
317	Sunpower Corp. Class A*	6,128

		81,982

	Engineering & Construction — 1.5%

8,500	Dycom Industries, Inc.*	138,890
82,625	KBR, Inc.	3,114,136
25,680	Tutor Perini Corp.	492,543
11,100	URS Corp.*	496,614

		4,242,183

	Entertainment — 0.8%

10,550	Ascent Media Corp.*	558,833
6,055	International Speedway Corp. Class A	172,023
44,110	Madison Square Garden, Inc.*	1,214,348
6,600	Penn National Gaming, Inc.*	266,244

		2,211,448

	Environmental Control — 0.0%

2,250	Waste Connections, Inc.	71,393

	Food — 4.4%

12,000	B&G Foods, Inc. Class A	247,440
12,500	Chiquita Brands International, Inc.*	162,750
8,000	Dole Food Co., Inc.*	108,160

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Food — continued

2,550	Flowers Foods, Inc.	56,202
45,700	Fresh Del Monte Produce, Inc.	1,218,819
32,250	Hain Celestial Group (The), Inc.*	1,075,860
42,700	Hormel Foods Corp.	1,272,887
12,524	Industries Bachoco, S.A.B., Sponsored ADR	301,828
11,200	J&J Snack Foods Corp.	558,320
16,900	Nash Finch Co.	605,189
50,010	Ruddick Corp.	2,177,435
121,375	Smithfield Foods, Inc.*	2,654,471
18,350	TreeHouse Foods, Inc.*	1,002,094
16,563	Village Super Market, Inc. Class A	458,961
65,930	Winn-Dixie Stores, Inc.*	557,109

		12,457,525

	Forest Products & Paper — 2.4%

82,900	Boise, Inc.	645,791
2,000	Buckeye Technologies, Inc.	53,960
8,550	Clearwater Paper Corp.*	583,794
20,800	Domtar Corp.	1,970,176
31,700	KapStone Paper and Packaging Corp.*	525,269
41,275	MeadWestvaco Corp.	1,374,870
3,900	Potlatch Corp.	137,553
9,400	Rayonier, Inc.	614,290
28,216	Temple-Inland, Inc.	839,144

		6,744,847

	Gas — 1.9%

4,700	AGL Resources, Inc.	191,337
6,700	Atmos Energy Corp.	222,775
41,660	Energen Corp.	2,353,790
12,200	Laclede Group (The), Inc.	461,526
3,200	Nicor, Inc.	175,168
69,325	NiSource, Inc.	1,403,831
4,400	Southwest Gas Corp.	169,884
9,700	UGI Corp.	309,333

		5,287,644

	Health Care - Products — 1.9%

12,300	Cooper Cos. (The), Inc.	974,652
14,100	Greatbatch, Inc.*	378,162
2,400	Hill-Rom Holdings, Inc.	110,496
22,290	ICU Medical, Inc.*	974,073
27,420	Immucor, Inc.*	559,917
11,300	Invacare Corp.	375,047

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Health Care - Products — continued

10,400	Kinetic Concepts, Inc.*	599,352
37,240	STERIS Corp.	1,302,655

		5,274,354

	Health Care - Services — 2.8%

4,900	Almost Family, Inc.*	134,260
3,800	Amedisys, Inc.*	101,194
5,200	Amsurg Corp.*	135,876
16,090	Ensign Group (The), Inc.	488,975
209,475	Health Management Associates, Inc. Class A*	2,258,140
76,975	Health Net, Inc.*	2,470,128
10,100	Healthways, Inc.*	153,318
8,400	Kindred Healthcare, Inc.*	180,348
15,400	LifePoint Hospitals, Inc.*	601,832
9,600	Magellan Health Services, Inc.*	525,504
4,100	National Healthcare Corp.	203,237
14,500	WellCare Health Plans, Inc.*	745,445

		7,998,257

	Home Builders — 0.1%

35,500	D.R. Horton, Inc.	408,960

	Home Furnishings — 0.1%

10,600	Leggett & Platt, Inc.	258,428

	Household Products & Wares — 0.3%

29,300	American Greetings Corp. Class A	704,372
25,100	Central Garden and Pet Co. Class A*	254,765

		959,137

	Insurance — 7.1%

2,303	Alleghany Corp.*	767,152
28,250	Allied World Assurance Co. Holdings, Ltd.	1,626,635
40,340	Alterra Capital Holdings, Ltd.	899,582
19,200	American Financial Group, Inc.	685,248
14,700	Arch Capital Group, Ltd.*	469,224
8,100	Argo Group International Holdings, Ltd.	240,732
12,600	Aspen Insurance Holdings, Ltd.	324,198
2,300	Assurant, Inc.	83,421
8,800	Axis Capital Holdings, Ltd.	272,448
15,900	CNO Financial Group, Inc.*	125,769
23,100	Endurance Specialty Holdings, Ltd.	954,723
5,000	Fidelity National Financial, Inc. Class A	78,700
53,900	Horace Mann Educators Corp.	841,379
11,300	Infinity Property & Casualty Corp.	617,658
78,000	Lincoln National Corp.	2,222,220

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued

12,800	Meadowbrook Insurance Group, Inc.	126,848
8,175	Navigators Group, Inc.*	384,225
26,760	PartnerRe, Ltd.	1,842,426
7,700	Primerica, Inc.	169,169
7,300	Protective Life Corp.	168,849
23,590	Reinsurance Group of America, Inc.	1,435,687
3,200	Tower Group, Inc.	76,224
6,000	Transatlantic Holdings, Inc.	294,060
9,200	Unitrin, Inc.	272,964
17,700	Universal American Corp.	193,815
24,345	Validus Holdings, Ltd.	753,478
3,028	White Mountains Insurance Group, Ltd.	1,272,245
14,800	Willis Group Holdings Plc	608,428
22,660	WR Berkley Corp.	735,090
74,125	XL Group Plc	1,629,268

		20,171,865

	Internet — 0.9%

16,400	IAC/InterActiveCorp*	625,988
9,100	j2 Global Communications, Inc.*	256,893
93,025	ValueClick, Inc.*	1,544,215

		2,427,096

	Investment Companies — 0.4%

11,000	Apollo Investment Corp.	112,310
2,700	Capital Southwest Corp.	249,129
86,400	MCG Capital Corp.	525,312
9,200	Solar Capital, Ltd.	227,148
9,900	TICC Capital Corp.	95,040

		1,208,939

	Iron & Steel — 0.1%

13,400	Steel Dynamics, Inc.	217,750

	Leisure Time — 0.4%

25,000	Harley-Davidson, Inc.	1,024,250

	Lodging — 0.6%

25,675	Ameristar Casinos, Inc.	608,754
28,650	Wyndham Worldwide Corp.	964,073

		1,572,827

	Machinery - Construction & Mining — 0.1%

1,300	Astec Industries, Inc.*	48,074
3,400	Terex Corp.*	96,730

		144,804

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — 0.9%

8,200	AGCO Corp.*	404,752
21,700	Applied Industrial Technologies, Inc.	772,737
21,600	Briggs & Stratton Corp.	428,976
2,100	Kadant, Inc.*	66,171
5,050	Middleby Corp.*	474,902
2,800	NACCO Industries, Inc. Class A	271,096

		2,418,634

	Media — 0.6%

24,500	Dolan Co. (The)*	207,515
14,400	Gannett Co., Inc.	206,208
2,600	Liberty Media Corp. — Capital Series A*	222,950
3,300	Liberty Media Corp. — Starz Series A*	248,292
25,000	Scholastic Corp.	665,000
9,000	Sinclair Broadcast Group, Inc.	98,820

		1,648,785

	Metal Fabricate & Hardware — 1.5%

27,200	CIRCOR International, Inc.	1,164,976
14,200	Mueller Industries, Inc.	538,322
52,550	Timken Co. (The)	2,648,520

		4,351,818

	Mining — 2.3%

109,200	Aurizon Mines, Ltd.*	610,428
20,400	Century Aluminum Co.*	319,260
9,100	Coeur d’Alene Mines Corp.*	220,766
18,800	Globe Specialty Metals, Inc.	421,496
5,300	Horsehead Holding Corp.*	70,596
1,700	Materion Corp.*	62,849
122,325	Noranda Aluminum Holding Corp.*	1,852,000
384,216	Northgate Minerals Corp.*	998,962
14,300	Royal Gold, Inc.	837,551
107,200	Thompson Creek Metals Co., Inc.*	1,069,856

		6,463,764

	Miscellaneous - Manufacturing — 2.6%

7,800	Ameron International Corp.	512,304
13,190	Aptargroup, Inc.	690,364
43,125	Brink’s Co. (The)	1,286,419
20,400	Ceradyne, Inc.*	795,396
136,464	Griffon Corp.*	1,375,557
3,700	Harsco Corp.	120,620
47,300	Pentair, Inc.	1,909,028

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Miscellaneous - Manufacturing — continued

3,300	Teleflex, Inc.	201,498
14,050	Trinity Industries, Inc.	490,064

		7,381,250

	Oil & Gas — 3.9%

9,900	Delek US Holdings, Inc.	155,430
143,414	Denbury Resources, Inc.*	2,868,280
21,050	Endeavour International Corp.*	317,224
19,200	Penn Virginia Corp.	253,632
48,200	Petroquest Energy, Inc.*	338,364
6,700	Pioneer Drilling Co.*	102,108
20,890	Rex Energy Corp.*	214,540
5,800	Rowan Cos., Inc.*	225,098
29,014	SM Energy Co.	2,131,949
26,500	Stone Energy Corp.*	805,335
4,000	Unit Corp.*	243,720
8,500	Vaalco Energy, Inc.*	51,170
59,000	W&T Offshore, Inc.	1,541,080
105,650	Western Refining, Inc.*	1,909,095

		11,157,025

	Oil & Gas Services — 2.2%

17,200	Exterran Holdings, Inc.*	341,076
69,700	Global Industries, Ltd.*	381,956
38,300	Helix Energy Solutions Group, Inc.*	634,248
17,650	Oil States International, Inc.*	1,410,411
18,900	SEACOR Holdings, Inc.	1,889,244
1,800	SemGroup Corp.*	46,206
28,325	Superior Energy Services*	1,051,991
34,170	Tetra Technologies, Inc.*	434,984

		6,190,116

	Packaging & Containers — 0.5%

20,300	Ball Corp.	780,738
15,314	Packaging Corp. of America	428,639
8,700	Sealed Air Corp.	206,973

		1,416,350

	Pharmaceuticals — 0.9%

3,600	Omega Protein Corp.*	49,680
31,400	Omnicare, Inc.	1,001,346
6,800	Salix Pharmaceuticals, Ltd.*	270,844
25,400	Sirona Dental Systems, Inc.*	1,348,740

		2,670,610

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Pipelines — 0.0%

3,600	Questar Corp.	63,756

	Real Estate — 0.7%

101,000	Forestar Group, Inc.*	1,659,430
34,130	Hilltop Holdings, Inc.*	301,709

		1,961,139

	REITS — 6.1%

2,000	Acadia Realty Trust REIT	40,660
4,200	Alexandria Real Estate Equities, Inc. REIT	325,164
5,068	American Campus Communities, Inc. REIT	180,015
7,000	American Capital Agency Corp. REIT	203,770
8,200	Anworth Mortgage Asset Corp. REIT	61,582
112,425	BioMed Realty Trust, Inc. REIT	2,163,057
8,300	Brandywine Realty Trust REIT	96,197
4,300	Bre Properties, Inc. REIT	214,484
5,100	Camden Property Trust REIT	324,462
4,600	Capstead Mortgage Corp. REIT	61,640
86,700	CBL & Associates Properties, Inc. REIT	1,571,871
66,100	Chimera Investment Corp. REIT	228,706
6,000	Colonial Properties Trust REIT	122,400
4,775	CommonWealth REIT	123,386
14,800	Developers Diversified Realty Corp. REIT	208,680
11,153	DiamondRock Hospitality Co. REIT	119,672
9,500	Douglas Emmett, Inc. REIT	188,955
18,600	Duke Realty Corp. REIT	260,586
31,550	DuPont Fabros Technology, Inc. REIT	795,060
1,000	EastGroup Properties, Inc. REIT	42,510
3,500	Entertainment Properties Trust REIT	163,450
2,700	Equity One, Inc. REIT	50,328
1,900	Essex Property Trust, Inc. REIT	257,051
6,600	Extra Space Storage, Inc. REIT	140,778
3,300	Federal Realty Investment Trust REIT	281,094
1,000	First Industrial Realty Trust, Inc. REIT*	11,450
2,800	First Potomac Realty Trust REIT	42,868
2,200	Government Properties Income Trust REIT	59,444
3,600	Hatteras Financial Corp. REIT	101,628
10,800	Health Care, Inc. REIT	566,244
4,500	Healthcare Realty Trust, Inc. REIT	92,835
4,900	Highwoods Properties, Inc. REIT	162,337
34,750	Home Properties, Inc. REIT	2,115,580
9,700	Hospitality Properties Trust REIT	235,225
5,300	Inland Real Estate Corp. REIT	46,799
3,200	Invesco Mortgage Capital, Inc. REIT	67,616
4,500	Investors Real Estate Trust REIT	38,970
6,400	iStar Financial, Inc. REIT*	51,904
800	Kilroy Realty Corp. REIT	31,592
5,100	Lasalle Hotel Properties REIT	134,334

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	REITS — continued

7,073	Lexington Realty Trust REIT	64,576
8,300	Liberty Property Trust REIT	270,414
3,500	LTC Properties, Inc. REIT	97,370
1,929	Macerich Co. (The) REIT	103,202
5,300	Mack-Cali Realty Corp. REIT	174,582
8,100	Medical Properties Trust, Inc. REIT	93,150
18,800	MFA Financial, Inc. REIT	151,152
1,000	Mid-America Apartment Communities, Inc. REIT	67,470
1,600	National Health Investors, Inc. REIT	71,088
6,300	National Retail Properties, Inc. REIT	154,413
9,200	Nationwide Health Properties, Inc. REIT	380,972
5,400	Omega Healthcare Investors, Inc. REIT	113,454
2,700	Pebblebrook Hotel Trust REIT	54,513
3,400	Pennsylvania Real Estate Investment Trust REIT	53,380
3,500	Piedmont Office Realty Trust, Inc. REIT	71,365
3,600	Post Properties, Inc. REIT	146,736
11,300	Prologis, Inc. REIT	404,992
1,100	PS Business Parks, Inc. REIT	60,610
7,900	Realty Income Corp. REIT	264,571
6,000	Redwood Trust, Inc. REIT	90,720
800	Regency Centers Corp. REIT	35,176
4,500	Retail Opportunity Investments Corp. REIT	48,420
10,700	Sabra Healthcare, Inc. REIT	178,797
9,100	Senior Housing Properties Trust REIT	213,031
2,100	Sovran Self Storage, Inc. REIT	86,100
3,200	Starwood Property Trust, Inc. REIT	65,632
69,200	Summit Hotel Properties, Inc. REIT	785,420
1,300	Sun Communities, Inc. REIT	48,503
6,600	Sunstone Hotel Investors, Inc. REIT*	61,182
2,600	Tanger Factory Outlet Centers REIT	69,602
4,000	Taubman Centers, Inc. REIT	236,800
6,600	U-Store-It Trust REIT	69,432
4,084	UDR, Inc. REIT	100,262
3,700	Urstadt Biddle Properties, Inc. REIT Class A	67,007
3,500	Washington Real Estate Investment Trust REIT	113,820
8,600	Weingarten Realty Investors REIT	216,376

		17,268,674

	Retail — 7.2%

35,600	American Eagle Outfitters, Inc.	453,900
44,390	Big Lots, Inc.*	1,471,528
4,170	BJ’s Wholesale Club, Inc.*	209,960
83,050	Bob Evans Farms, Inc.	2,904,258
51,025	Brinker International, Inc.	1,248,071
11,700	Casey’s General Stores, Inc.	514,800
14,300	Cracker Barrel Old Country Store, Inc.	705,133
1,700	Dillard’s, Inc. Class A	88,638

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Retail — continued

27,500	Finish Line (The) Class A	588,500
32,750	Foot Locker, Inc.	778,140
47,900	Fred’s, Inc. Class A	691,197
20,900	GameStop Corp. Class A*	557,403
30,000	Insight Enterprises, Inc.*	531,300
5,000	Jack in the Box, Inc.*	113,900
64,075	Macy’s, Inc.	1,873,553
14,975	Nu Skin Enterprises, Inc. Class A	562,311
2,510	Papa John’s International, Inc.*	83,483
45,020	Pep Boys — Manny, Moe & Jack (The)	492,069
19,100	Petsmart, Inc.	866,567
79,875	Pier 1 Imports, Inc.*	924,154
14,400	RadioShack Corp.	191,664
40,600	Regis Corp.	621,992
388,000	Rite Aid Corp.*	516,040
63,800	Signet Jewelers, Ltd.*	2,986,478
12,025	Williams-Sonoma, Inc.	438,792

		20,413,831

	Savings & Loans — 1.0%

17,700	Astoria Financial Corp.	226,383
148,300	First Niagara Financial Group, Inc.	1,957,560
38,500	Provident Financial Services, Inc.	551,320

		2,735,263

	Semiconductors — 3.5%

8,700	Amtech Systems, Inc.*	179,568
131,500	Atmel Corp.*	1,850,205
93,675	Brooks Automation, Inc.*	1,017,310
72,550	Entropic Communications, Inc.*	644,970
10,400	International Rectifier Corp.*	290,888
36,400	Kulicke & Soffa Industries, Inc.*	405,496
7,100	LTX-Credence Corp.*	63,474
60,600	MKS Instruments, Inc.	1,601,052
24,000	Novellus Systems, Inc.*	867,360
194,400	PMC-Sierra, Inc.*	1,471,608
94,400	Teradyne, Inc.*	1,397,120
2,900	Tessera Technologies, Inc.*	49,706

		9,838,757

	Shipbuilding — 0.1%

4,300	Huntington Ingalls Industries, Inc.*	148,350

	Software — 1.3%

11,300	Broadridge Financial Solutions, Inc.	271,991
24,080	CSG Systems International, Inc.*	444,998
17,240	Mantech International Corp.	765,801

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Software — continued

74,500	Progress Software Corp.*	1,797,685
29,400	Schawk, Inc.	486,864

		3,767,339

	Telecommunications — 1.6%

9,150	Atlantic Tele-Network, Inc.	350,994
2,900	Black Box Corp.	90,683
15,400	Cincinnati Bell, Inc.*	51,128
19,500	Comtech Telecommunications Corp.	546,780
10,800	MasTec, Inc.*	212,976
81,525	MetroPCS Communications, Inc.*	1,403,045
32,050	NeuStar, Inc. Class A*	839,710
6,800	Oplink Communications, Inc.*	126,684
12,100	TeleNav, Inc.*	214,533
11,400	Telephone & Data Systems, Inc.	354,312
48,200	Vonage Holdings Corp.*	212,562

		4,403,407

	Textiles — 0.8%

17,620	G&K Services, Inc. Class A	596,613
30,355	UniFirst Corp.	1,705,648

		2,302,261

	Toys, Games & Hobbies — 0.1%

22,300	Jakks Pacific, Inc.*	410,543

	Transportation — 1.6%

29,750	Atlas Air Worldwide Holdings, Inc.*	1,770,423
5,500	Knightsbridge Tankers, Ltd.	121,165
47,300	Ryder System, Inc.	2,689,005

		4,580,593

	Trucking & Leasing — 0.1%

1,900	Amerco, Inc.*	182,685

	Water — 1.0%

92,700	American Water Works Co., Inc.	2,730,015

	TOTAL COMMON STOCKS (COST $242,651,800)	278,978,454

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.2%

	Bank Deposits — 1.2%

3,353,280	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/11	3,353,280

	TOTAL SHORT-TERM INVESTMENTS (COST $3,353,280)	3,353,280

	TOTAL INVESTMENTS — 99.9% (Cost $246,005,080)	282,331,734

	Other Assets and Liabilities (net) — 0.1%	170,915

	NET ASSETS — 100.0%	$282,502,649

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

A summary of outstanding financial instruments at June 30, 2011 is as follows:

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
4	Russell 2000 Mini Index	September 2011	$330,160	$19,684

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.7
Short-Term Investments	1.2
Futures	0.0
Other Assets and Liabilities (net)	0.1

100.0%

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%

	Argentina — 0.1%

31,776	YPF SA, Sponsored ADR	1,431,509

	Australia — 3.7%

33,596	Acrux, Ltd.*	122,192
49,000	Austria & New Zealand Banking Group, Ltd.	1,155,106
294,129	BGP Holdings Plc****	—
218,835	BHP Billiton, Ltd.	10,324,049
181,658	Brambles, Ltd.	1,408,719
105,712	Caltex Australia, Ltd.	1,335,166
129,265	Challenger, Ltd.	679,716
145,268	Computershare, Ltd.	1,380,381
59,399	CSL, Ltd.	2,101,569
80,061	David Jones, Ltd.	349,056
269,624	Echo Entertainment Group, Ltd.*	1,186,390
972,525	Emeco Holdings, Ltd.	1,186,426
33,025	Fleetwood Corp., Ltd.	400,977
47,422	Flight Centre, Ltd.	1,099,979
44,254	Fortescue Metals Group, Ltd.	302,993
550,506	Goodman Fielder, Ltd.	625,636
43,046	GrainCorp, Ltd.	384,375
30,920	Incitec Pivot, Ltd.	128,618
106,503	JB Hi-Fi, Ltd.	1,954,985
32,205	Mesoblast, Ltd.*	297,935
22,755	Minara Resources, Ltd.	18,208
583,359	Mount Gibson Iron, Ltd.*	1,156,188
858,604	Myer Holdings, Ltd.	2,430,779
127,171	National Australia Bank, Ltd.	3,502,305
298,777	OneSteel, Ltd.	594,378
167,853	OZ Minerals, Ltd.	2,392,422
658,787	Pacific Brands, Ltd.	492,503
32,013	Ramsay Health Care, Ltd.	624,627
789,907	Spark Infrastructure Group 144A	1,092,348
193,402	Tabcorp Holdings, Ltd.	683,824
2,351,208	Telstra Corp., Ltd.	7,287,741
36,070	Transurban Group	202,727
85,204	Treasury Wine Estates, Ltd.*	310,146
167,649	Wesfarmers, Ltd.	5,734,923
201,949	West Australian Newspapers Holdings, Ltd.	877,154
262,266	Westpac Banking Corp.	6,279,837

	Total Australia	60,104,378

	Austria — 0.8%

13,354	Andritz AG	1,374,735
2,431	Austriamicrosystems AG	120,113
1,283	Flughafen Wien AG	65,241
1,461	Mayr Melnhof Karton AG	172,345

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Austria — continued

11,117	Oesterreichische Post AG	357,822
111,306	OMV AG	4,862,145
2,216	Palfinger AG	80,013
7,086	Semperit AG Holding	353,376
11,577	Strabag SE	344,026
100,013	Vienna Insurance Group	5,496,208

	Total Austria	13,226,024

	Belgium — 1.4%

44,869	AGFA-Gevaert NV*	200,855
144,827	Anheuser-Busch InBev NV	8,396,068
3,275	Barco NV	242,367
19,308	Bekaert SA	1,469,504
3,771	Cie d’Entreprises CFE	273,313
4,453	D’ieteren SA	304,571
23,732	Delhaize Group	1,778,932
3,031	EVS Broadcast Equipment SA	205,133
14,803	Groupe Bruxelles Lambert SA	1,315,609
53,200	KBC Groep NV	2,089,319
10,372	Melexis NV	189,331
92,830	Nyrstar*	1,343,228
22,581	Solvay SA	3,488,400
4,277	Telenet Group Holding NV*	203,376
19,022	Tessenderlo Chemie NV	819,680

	Total Belgium	22,319,686

	Bermuda — 0.8%

333,984	BW Offshore, Ltd.	764,836
324,441	Catlin Group, Ltd.	2,092,313
127,500	Dickson Concepts International, Ltd.	99,810
764,233	Esprit Holdings, Ltd.	2,380,765
383,450	Hiscox, Ltd.	2,578,904
720,000	Huabao International Holdings, Ltd.	656,498
83,868	Lancashire Holdings, Ltd.	878,610
1,884,000	Li & Fung, Ltd.	3,789,368

	Total Bermuda	13,241,104

	Brazil — 2.6%

245,203	Banco do Brasil SA	4,394,741
464,302	BR Malls Participacoes SA	5,305,035
27,010	CCR SA	803,082
37,700	Cia de Bebidas das Americas, ADR	1,271,621
112,300	Cia Siderurgica Nacional SA, Sponsored ADR	1,399,258
128,760	Cielo SA	3,214,364
65,540	Companhia Energetica de Minas Gerais, Sponsored ADR	1,352,746
447,600	Diagnosticos da America SA	6,016,707

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued

224,177	Itau Unibanco Holding SA, ADR	5,279,368
56,100	Natura Cosmeticos SA	1,400,480
144,052	Petroleo Brasileiro SA, Sponsored ADR	4,419,515
207,618	Redecard SA	3,125,732
87,380	Souza Cruz SA	1,110,812
90,400	Vale SA, Sponsored ADR	2,888,280
52,800	Vale SA, ADR	1,529,088

	Total Brazil	43,510,829

	British Virgin Islands — 0.0%

8,055	Playtech, Ltd.	43,989

	Canada — 1.1%

19,700	Agrium, Inc.	1,728,725
187,545	Cameco Corp.	4,943,679
12,300	First Quantum Minerals, Ltd.	1,792,173
6,629	Industrial Alliance Insurance and Financial Services, Inc.	275,436
49,800	Magna International, Inc. Class A	2,690,985
14,485	National Bank of Canada	1,173,989
111,200	New Gold, Inc.*	1,146,451
97,192	Nexen, Inc.	2,189,363
62,613	Penn West Petroleum, Ltd.	1,444,816

	Total Canada	17,385,617

	Cayman Islands — 0.4%

621,000	Evergrande Real Estate Group, Ltd.	409,465
670,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	207,462
11,800	Netease.com, Inc., ADR*	532,062
211,000	Tencent Holdings, Ltd.	5,792,657

	Total Cayman Islands	6,941,646

	China — 0.1%

1,044,190	China Construction Bank Class H	870,501
784,000	China Petroleum & Chemical Corp. Class H	795,180
133,900	Weichai Power Co., Ltd.	788,950

	Total China	2,454,631

	Cyprus — 0.1%

152,912	Bank of Cyprus Public Co., Ltd.	451,147
104,205	ProSafe SE	788,881
170,881	Songa Offshore SE*	850,431

	Total Cyprus	2,090,459

	Czech Republic — 0.0%

3,084	Komercni Banka AS	751,191

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Czech Republic — continued

	Denmark — 0.9%

327	Christian Hansen Holding AS	7,753
4,483	Coloplast AS	681,388
73,208	Danske Bank AS*	1,359,286
13,917	Jyske Bank AS*	549,747
66,944	Novo Nordisk AS	8,391,030
25,267	Sydbank AS	564,148
278,160	TDC AS*	2,541,673

	Total Denmark	14,095,025

	Egypt — 0.2%

199,933	Commercial International Bank	1,003,433
17,998	Eastern Tobacco	316,929
12,877	Egyptian Co. for Mobile Services	276,169
24,899	Orascom Construction Industries	1,118,626

	Total Egypt	2,715,157

	Finland — 1.1%

4,797	Cargotec OYJ	245,804
217,234	Fortum OYJ	6,289,977
31,387	Huhtamaki OYJ	400,922
108,344	M-real OYJ*	461,826
707,531	Nokia OYJ	4,568,716
30,707	Nokian Renkaat OYJ	1,538,883
61,025	Sampo OYJ Class A	1,969,932
30,593	Tieto OYJ	517,354
66,347	UPM-Kymmene OYJ	1,213,003
13,925	Uponor OYJ	230,967

	Total Finland	17,437,384

	France — 10.1%

5,889	Alten, Ltd.	234,253
119,914	Altran Technologies SA*	969,049
6,482	April Group	182,169
261,019	AXA SA	5,924,949
150,105	BNP Paribas	11,574,518
92,500	Bouygues SA	4,065,836
117,864	Carrefour SA*	4,839,754
14,909	CFAO SA	645,648
16,404	Christian Dior SA	2,580,635
9,300	Cie de Saint-Gobain	602,158
177,765	Cie Generale de Geophysique-Veritas*	6,547,031
1,485	Ciments Francais SA	157,132
45,258	CNP Assurances	986,605
61,651	Compagnie Generale des Etablissements Michelin	6,028,498
353,927	Credit Agricole SA	5,321,865
68,406	Dassault Systemes SA	5,823,047

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	France — continued

26,634	Essilor International	2,159,835
13,968	Euler Hermes SA	1,179,900
990	Euro Disney SCA*	11,641
189,969	Faurecia	8,135,506
20,558	GameLoft SA*	149,037
110,005	Groupe Danone SA	8,206,253
5,836	Imerys SA	410,892
2,813	Ingenico SA	137,090
36,015	Ipsen SA	1,277,247
4,461	Lagardere S.C.A.	185,539
85,640	Legrand SA	3,606,014
33,045	LVMH Moet Hennessy Louis Vuitton SA	5,946,127
642,321	Natixis	3,222,411
46,926	Neopost SA	4,030,571
13,611	Nexity SA	650,247
42,732	PagesJaunes Groupe	384,346
3,087	Parrot SA*	125,103
75,458	Peugeot SA	3,377,552
11,874	Plastic Omnium SA	386,511
101,710	Renault SA	6,020,564
22,709	Rhodia SA	1,029,879
135,150	Sanofi, ADR	5,428,975
270,945	Sanofi-Aventis	21,772,426
57,131	SCOR SE	1,623,010
20,884	Sequana	313,385
136,288	Societe Generale	8,076,323
778	Societe Internationale de Plantations d’Heveas SA*	101,745
3,245	Societe Television Francaise 1	59,064
23,474	Soitec*	261,164
185,743	Theolia SA*	350,929
82,318	Total SA, Sponsored ADR	4,761,273
26,898	Total SA	1,555,352
138,749	UBISOFT Entertainment*	1,390,742
37,716	Valeo SA	2,574,635
918	Virbac SA	156,853
345,459	Vivendi SA	9,604,728

	Total France	165,146,016

	Germany — 6.9%

27,715	ADVA AG Optical Networking*	169,766
7,955	Aixtron AG	271,438
4,259	Aixtron SE NA, Sponsored ADR	145,317
32,332	Allianz AG	4,516,401
205,762	Bayer AG	16,539,023
30,748	Bayerische Motoren Werke AG	3,063,292
4,006	Bertrandt AG	302,831
5,042	Celesio AG	100,508

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Germany — continued

19,673	Continental AG*	2,065,123
45,600	Deutsche Bank AG	2,693,872
169,757	Deutsche Lufthansa	3,696,508
422,511	Deutsche Post AG	8,112,085
327,177	Deutsche Telekom AG	5,130,738
209,960	Deutsche Wohnen AG	3,648,935
133,006	Deutz AG*	1,313,128
273,182	E.ON AG	7,753,475
4,416	E.ON AG, Sponsored ADR	125,591
91,044	Freenet AG	1,261,109
98,507	Fresenius SE	10,279,484
204,776	GEA Group AG	7,321,044
10,505	Gerresheimer AG	501,301
93,761	Gildemeister AG*	1,968,923
73,377	GSW Immobilien AG*	2,515,946
15,329	Hannover Rueckversicherung AG	799,400
4,343	HeidelbergCement AG	276,798
308,035	Infineon Technologies AG	3,455,789
12,484	Kabel Deutschland Holding AG*	767,416
1,445	Lanxess AG	118,440
12,118	Leoni AG	717,674
31,586	Linde AG	5,536,712
52,398	Muenchener Rueckver AG	7,997,693
60,254	Q-Cells AG*	115,330
60,517	Rhoen Klinikum AG	1,460,517
14,115	RWE AG	781,026
12,957	Software AG	776,112
72,654	Solarworld AG	981,267
77,428	Symrise AG	2,466,121
47,500	Thyssenkrupp AG	2,463,565
650	Tognum AG*	24,305
24,279	United Internet AG	510,216
654	Volkswagen AG	120,133
2,754	Wincor Nixdorf AG	198,721

	Total Germany	113,063,073

	Greece — 0.4%

167,364	Coca Cola Hellenic Bottling Co. SA*	4,484,101
12,632	JUMBO SA	95,348
27,488	Mytilineos Holdings SA*	190,000
72,007	OPAP SA	1,124,875
35,774	Public Power Corp. SA	513,203

	Total Greece	6,407,527

	Hong Kong — 0.6%

3,313,800	China Resources Power Holdings Co., Ltd.	6,485,398
837,830	China Unicom Hong Kong, Ltd.	1,698,833

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued

594,903	New World Development, Ltd.	903,721
1,827,000	PCCW, Ltd.	791,551

	Total Hong Kong	9,879,503

	Hungary — 0.1%

29,980	OTP Bank Nyrt	976,998

	India — 0.7%

94,140	Bank of India	872,139
38,039	Bharat Heavy Electricals, Ltd.	1,745,588
69,911	Hindalco Industries, Ltd., GDR 144A	283,139
9,500	Infosys, Ltd., Sponsored ADR	619,685
72,001	ITC, Ltd.	327,257
70,533	Jindal Steel & Power, Ltd.	1,025,378
78,624	Punjab National Bank	1,909,380
90,430	Reliance Industries, Ltd., GDR 144A	3,641,585
6,728	Reliance Industries, Ltd., (OTC Exchange), GDR 144A	270,735
482,944	Shree Ashtavinyak Cine Vision, Ltd.	53,512
7,568	SRF, Ltd.	48,434
54,600	Tata Steel, Ltd., GDR	726,337

	Total India	11,523,169

	Indonesia — 0.4%

1,104,711	Bank Mandiri	931,238
1,472,500	Perusahaan Gas Negara PT	692,682
53,810	PT Telekomunikasi Indonesia, Sponsored ADR	1,856,445
771,600	Semen Gresik Persero Tbk PT	865,488
296,500	Tambang Batubara Bukit Asam Tbk PT	720,476
319,414	United Tractors Tbk PT	930,008

	Total Indonesia	5,996,337

	Ireland — 0.7%

29,158	C&C Group Plc	152,106
10,464	CRH Plc	232,655
220,700	CRH Plc (Dublin Exchange)	4,886,233
207,897	Ryanair Holdings Plc, Sponsored ADR	6,099,698

	Total Ireland	11,370,692

	Israel — 1.0%

606,241	Bezeq Israeli Telecommunication Corp., Ltd.	1,534,046
314,741	Israel Chemicals, Ltd.	5,023,168
761	Israel Corp., Ltd. (The)	832,636
9,924	Makhteshim-Agan Industries, Ltd.*	55,485
194,020	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	9,355,644

	Total Israel	16,800,979

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Italy — 1.7%

11,982	Autostrada Torino-Milano Spa	175,639
1,624	Benetton Group Spa	12,846
79,793	Davide Campari-Milano Spa	655,699
20,102	De’Longhi Spa	234,187
26,796	DiaSorin Spa	1,285,993
334,968	ENI Spa	7,939,266
25,041	ERG Spa	337,657
375,750	Fiat Spa (MIL Exchange)	4,124,369
63,268	Geox Spa	379,045
91,925	Impregilo Spa*	288,149
101,952	Mediolanum Spa	470,671
74,308	Pirelli & C Spa	802,770
57,155	Recordati Spa	628,558
76,239	Sorin Spa*	215,991
2,448,018	Telecom Italia Spa	3,405,661
2,140,441	Telecom Italia Spa-RNC	2,490,523
5,361	Tod’s Spa	716,658
1,670,513	UniCredito Italiano Spa	3,532,620
119,783	Unione di Banche Italiane SCPA	674,228

	Total Italy	28,370,530

	Japan — 19.6%

11,200	ADEKA Corp.	113,395
21,000	Aichi Steel Corp.	143,681
6,800	Ain Pharmaciez, Inc.	279,593
45,000	Air Water, Inc.	540,629
126,700	Aisin Seiki Co., Ltd.	4,890,619
98,000	Ajinomoto Co., Inc.	1,161,699
20,100	Alfresa Holdings Corp.	779,883
92,300	Alpine Electronics, Inc.	1,276,132
41,100	Alps Electric Co., Ltd.	417,322
41,300	AOC Holdings, Inc.	295,775
64,900	Asahi Breweries, Ltd.	1,303,582
265,000	Asahi Glass Co., Ltd.	3,084,520
16,800	Astellas Pharma, Inc.	647,558
60,500	Best Denki Co., Ltd.*	167,898
161,800	Bridgestone Corp.	3,712,003
305,000	Calsonic Kansei Corp.	1,834,936
113,000	Central Glass Co., Ltd.	542,183
168,294	Chiba Bank, Ltd. (The)	1,051,780
7,400	Chiyoda Co., Ltd.	109,546
77,600	Chugai Pharmaceutical Co., Ltd.	1,269,123
11,200	Circle K Sunkus Co., Ltd.	174,592
53,700	Coca-Cola Central Japan Co., Ltd.	710,715
2,500	Cosmos Pharmaceutical Corp.	105,330
56,000	Dai Nippon Printing Co., Ltd.	629,240
162,932	Daiei, Inc.*	592,030

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

246,000	Daihatsu Motor Co., Ltd.	4,179,043
94,700	Daiichi Sanyko Co., Ltd.	1,846,469
17,000	Daiichikosho Co., Ltd.	274,394
44,000	Dainippon Screen Manufacturing Co., Ltd.	373,817
18,100	Dainippon Sumitomo Pharma Co., Ltd.	171,601
468,000	Daiwa House Industry Co., Ltd.	5,873,685
863,246	Daiwa Securities Group, Inc.	3,791,018
167,700	Dena Co., Ltd.	7,209,585
47,400	Denso Corp.	1,754,342
246,000	DIC Corp.	583,257
151,000	Dowa Holdings Co., Ltd.	932,841
78	Dr Ci:Labo Co., Ltd.	397,162
20,422	East Japan Railway Co.	1,169,826
110,600	EDION Corp.	1,041,109
74,100	Elpida Memory, Inc.*	869,599
3,200	Exedy Corp.	109,664
157,000	Fuji Heavy Industries, Ltd.	1,216,033
1,937	Fuji Media Holdings, Inc.	2,863,429
313,000	Fujitsu, Ltd.	1,783,268
216,000	Furukawa Electric Co., Ltd.	898,687
74,197	Glory, Ltd.	1,664,844
174,294	Hachijuni Bank, Ltd. (The)	976,697
44,500	Heiwa Corp.	688,254
212,000	Hino Motors, Ltd.	1,233,486
32,259	Hisamitsu Pharmaceutical Co., Inc.	1,371,079
18,600	Honda Motor Co., Ltd.	714,647
11,450	Honeys Co., Ltd.	125,169
4,600	Ibiden Co., Ltd.	143,417
1,410	Inpex Holdings, Inc.	10,376,781
459,000	Isuzu Motors, Ltd.	2,168,255
3,050	Japan Tobacco, Inc.	11,733,483
68,900	JFE Holdings, Inc.	1,889,910
253,714	Joyo Bank, Ltd. (The)	1,064,027
34,200	JTEKT Corp.	500,883
107,900	JVC Kenwood Holdings, Inc.*	534,191
452,500	JX Holdings, Inc.	3,046,016
73,000	Kaken Pharmaceutical Co., Ltd.	1,022,104
36,900	Kansai Electric Power	734,169
54,200	Kanto Auto Works, Ltd.	496,379
322,808	Kao Corp.	8,456,870
105,000	Kawasaki Kisen Kaisha, Ltd.	366,153
1,600	KDDI Corp.	11,475,813
7,400	Keihin Corp.	156,102
42,000	Kirin Holdings Co., Ltd.	585,356
54,100	Kobayashi Pharmaceutical Co., Ltd.	2,716,026
19,600	Kohnan Shoji Co., Ltd.	336,550
44,000	Kojima Co., Ltd.	285,131

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

172,100	Komatsu, Ltd.	5,337,680
33,000	Konami Corp.	780,500
531,264	Konica Minolta Holdings, Inc.	4,418,732
69,786	Kose Corp.	1,805,721
2,000	Kuraray Co., Ltd.	29,263
42,000	KYB Co., Ltd.	317,810
24,000	Kyowa Hakko Kirin Co., Ltd.	228,205
73,673	Lawson, Inc.	3,857,099
81,600	Matsushita Electric Industrial Co., Ltd.	993,973
132,000	Mazda Motor Corp.*	346,260
21,600	MEIJI Holdings Co., Ltd.	907,372
88,100	Miraca Holdings, Inc.	3,562,962
156,500	Mitsubishi Chemical Holdings Corp.	1,106,670
65,500	Mitsubishi Co.	1,635,917
361,000	Mitsubishi Electric Corp.	4,179,294
129,000	Mitsubishi Gas Chemical Co., Inc.	943,532
142,000	Mitsubishi Heavy Industries, Ltd.	666,976
186,000	Mitsubishi Steel Manufacturing Co., Ltd.	637,891
22,100	Mitsubishi Tanabe Pharma Corp.	369,628
253,700	Mitsubishi UFJ Financial Group, Inc.	1,231,181
82,000	Mitsui & Co., Ltd.	1,413,557
46,000	Mitsui Chemicals, Inc.	167,510
225,000	Mitsui OSK Lines, Ltd.	1,206,987
90,000	Mitsui Sugar Co., Ltd.	361,585
23,000	Mochida Pharmaceutical Co., Ltd.	245,317
198,000	Morinaga Milk Industry Co., Ltd.	844,969
33,607	Namco Bandai Holdings, Inc.	403,280
88,000	NGK Spark Plug Co., Ltd.	1,211,396
44,000	NHK Spring Co., Ltd.	448,882
52,800	Nidec Corp.	4,913,095
10,300	Nihon Kohden Corp.	254,436
83,100	Nikon Corp.	1,954,502
420,000	Nippon Electric Glass Co., Ltd.	5,363,359
323,000	Nippon Express Co., Ltd.	1,305,579
81,000	Nippon Flour Mills Co., Ltd.	375,535
162,000	Nippon Light Metal Co., Ltd.	333,469
52,000	Nippon Meat Packers, Inc.	743,241
83,000	Nippon Sharyo, Ltd.	363,835
80,000	Nippon Sheet Glass Co., Ltd.	247,588
34,000	Nippon Shinyaku Co., Ltd.	433,214
212,065	Nippon Telegraph & Telephone Corp.	10,279,197
40,900	Nippon Telegraph & Telephone Corp., ADR	988,962
19,700	Nippon Television Network Corp.	2,794,462
169,000	Nippon Yusen KK	627,233
450,961	Nissan Motor Company, Ltd.	4,718,911
38,000	Nissan Shatai Co., Ltd.	292,884
56,400	Nitori Co., Ltd.	5,342,500

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

164,041	Nomura Research Institute, Ltd.	3,579,161
5,228	NTT DoCoMo, Inc.	9,297,006
22,935	NTT DoCoMo, Inc., Sponsored ADR	410,766
13,650	Obic Co., Ltd.	2,540,752
23,000	Olympus Corp.	772,756
26,100	Ono Pharmaceutical Co., Ltd.	1,388,866
16,621	Orix Corp.	1,611,784
24,500	Otsuka Holdings Co., Ltd.	647,435
82,300	Pioneer Corp.*	368,315
9,600	Pola Orbis Holdings, Inc.	251,534
6,663	Rakuten, Inc.	6,883,846
28,034	Sankyo Co., Ltd.	1,444,294
12,400	Sanoh Industrial Co., Ltd.	105,202
79,833	Santen Pharmaceutical Co., Ltd.	3,235,007
203,041	Sapporo Hokuyo Holdings, Inc.	845,076
56,000	Sega Sammy Holdings, Inc.	1,081,210
26,400	Seiko Epson Corp.	456,033
124,000	Sekisui Chemical Co., Ltd.	1,055,164
83,800	Seven & I Holdings Co., Ltd.	2,247,259
262,588	Sharp Corp.	2,387,359
186,140	Shin-Etsu Chemical Co., Ltd.	9,952,883
38,900	Showa Corp.*	278,740
27,800	Showa Shell Sekiyu KK	257,169
205,800	Softbank Corp.	7,770,013
88,800	Sojitz Corp.	166,064
61,624	Sony Corp.	1,626,011
300,556	Sony Financial Holdings, Inc.	5,417,435
40,700	Sumco Corp.*	685,217
324,300	Sumitomo Electric Industries, Ltd.	4,717,610
46,000	Sumitomo Metal Mining Co., Ltd.	752,750
175,566	Sumitomo Mitsui Financial Group	5,386,150
86,500	Sumitomo Rubber Industries, Ltd.	1,044,018
16,300	Suzuki Motor Corp.	366,166
54,500	Tachi-S Co., Ltd.	1,009,721
34,000	Taihei Dengyo Kaisha, Ltd.	255,732
57,000	Taisho Pharmaceutical Co., Ltd.	1,281,007
40,000	Takara Holdings, Inc.	203,512
5,000	Takashimaya Co., Ltd.	34,377
44,500	Takeda Pharmaceutical Co., Ltd.	2,051,669
10,800	Terumo Corp.	581,771
12,500	Toho Holdings Co., Ltd.	124,315
26,700	Tokai Rika Co., Ltd.	515,384
17,000	Tokai Rubber Industries, Ltd.	226,565
207,043	Tokyo Electric Power Company	847,749
263,000	Tokyo Gas Co., Ltd.	1,185,965
15,300	Tomy Co., Ltd.	129,471
349,463	Toshiba Corp.	1,843,677

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

665,000	TOTO, Ltd.	5,154,843
11,800	Toyota Industries Corp.	387,483
98,400	Toyota Motor Corp.	4,129,834
3,099	Toyota Motor Corp., Sponsored ADR	255,420
9,500	Toyota Tsusho Corp.	162,301
134,000	Tsubakimoto Chain Co.	825,704
8,100	Tsuruha Holdings, Inc.	387,736
196,000	Ube Industries Ltd	588,480
39,300	Unipres Corp.	1,017,694
155,100	UNY Co., Ltd.	1,439,364
27,827	USS Co., Ltd.	2,151,716
36,100	Yamaha Corp.	409,215
55,400	Yamaha Motor Co., Ltd.*	1,014,303
326,862	Yamato Holdings Co., Ltd.	5,117,763
13,500	Yorozu Corp.	296,425
48,000	Zeon Corp.	448,455

	Total Japan	322,133,238

	Luxembourg — 0.8%

5,671	Aperam	183,610
190,352	Gagfah SA	1,383,844
46,901	Millicom International Cellular SA	4,865,979
1,541	Millicom International Cellular SA, ADR	161,166
14,860	Oriflame Cosmetics SA, SDR	732,740
7,239	SAF-Holland SA*	90,123
237,245	Tenaris SA	5,415,720

	Total Luxembourg	12,833,182

	Malaysia — 0.0%

34,800	British American Tobacco Malaysia Berhad	538,096

	Mexico — 0.6%

110,745	America Movil SA de CV Series L, ADR	5,966,941
17,080	Desarrolladora Homex SA de CV, ADR*	430,928
495,170	Grupo Mexico SAB de CV	1,632,424
38,480	Grupo Televisa SA, Sponsored ADR	946,608
100,060	Kimberly-Clark de Mexico SAB de CV	657,004

	Total Mexico	9,633,905

	Netherlands — 2.7%

366,300	Aegon NV*	2,495,888
39,946	Akzo Nobel NV	2,519,379
36,262	ASM International NV	1,430,758
14,142	ASML Holding NV, ADR	522,688
37,174	ASML Holding NV	1,369,300
14,686	CSM	493,962
9,536	Delta Lloyd NV	226,422

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued

170,388	Heineken NV	10,246,197
790,949	ING Groep NV*	9,754,569
111,600	Koninklijke Ahold NV	1,499,317
58,710	Koninklijke DSM NV	3,809,635
9,823	Nutreco NV	721,887
372,013	Royal KPN NV	5,406,486
158,006	SNS REAAL NV*	705,407
220,549	STMicroelectronics NV	2,197,604
78,469	STMicroelectronics NV — NY Shares, ADR	781,551

	Total Netherlands	44,181,050

	New Zealand — 0.0%

334,518	Telecom Corp. of New Zealand, Ltd.	676,529

	Norway — 0.8%

50,263	Austevoll Seafood ASA	291,207
26,075	Cermaq ASA*	419,066
210,269	DnB NOR ASA	2,947,196
545,115	DNO International ASA*	627,918
34,734	Fred Olsen Energy ASA	1,237,883
4,055	Leroy Seafood Group ASA	95,983
1,147,627	Marine Harvest ASA	925,574
667,670	Norsk Hydro ASA	5,140,720
190,818	Norske Skogindustrier ASA*	317,829
86,100	Telenor ASA	1,417,832
1,963	TGS Nopec Geophysical Co. ASA	55,359

	Total Norway	13,476,567

	Pakistan — 0.1%

295,500	Oil & Gas Development Co., Ltd.	525,894
264,040	Pakistan Petroleum	636,537

	Total Pakistan	1,162,431

	Philippines — 0.1%

31,470	Philippine Long Distance Telephone Co., Sponsored ADR	1,700,639

	Poland — 0.3%

3,312	Bank Handlowy w Warszawie SA	104,882
9,458	Grupa Lotos SA*	155,591
12,300	KGHM Polska Miedz SA*	882,656
126,768	Polski Koncern Naftowy Orlen SA*	2,391,283
524,318	Polskie Gornictwo Naftowe i Gazownictwo SA	803,717
15,834	Tauron Polska Energia SA	37,953
35,963	Telekomunikacja Polska SA	218,251

	Total Poland	4,594,333

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Portugal — 0.1%

435,800	EDP — Energias de Portugal SA	1,546,863
18,033	Jeronimo Martins SGPS SA	346,347
21,006	Semapa-Sociedade de Investimento e Gestao	227,506

	Total Portugal	2,120,716

	Russia — 0.9%

586,491	Gazprom OAO-SA, Sponsored ADR*	8,533,444
16,299	LUKOIL OAO, Sponsored ADR	1,039,061
23,749	Magnit OJSC, GDR * 144A	639,743
88,625	Mobile Telesystems, Sponsored ADR	1,685,648
3,262	Severstal OAO, GDR	60,184
12,600	Tatneft, Sponsored ADR	543,060
222,932	TNK-BP Holding	691,089
22,700	Uralkali (Ordinary Shares), GDR*	1,021,526

	Total Russia	14,213,755

	Singapore — 1.3%

748,946	DBS Group Holdings, Ltd.	8,969,707
26,000	Fraser and Neave, Ltd.	122,815
551,000	Keppel Corp., Ltd.	4,988,441
2,415,000	Olam International, Ltd.	5,373,503
174,000	SembCorp Industries, Ltd.	709,913
254,230	Venture Corp., Ltd.	1,771,107

	Total Singapore	21,935,486

	South Africa — 0.7%

4,151	African Rainbow Minerals, Ltd.	115,574
20,950	AVI, Ltd.	96,437
56,026	Bidvest Group, Ltd.	1,245,358
17,563	Kumba Iron Ore, Ltd.	1,255,914
20,572	Massmart Holdings, Ltd.	424,747
74,998	MTN Group, Ltd.	1,593,941
145,745	Murray & Roberts Holdings	645,415
41,606	Nedbank Group, Ltd.	899,925
181,589	Pretoria Portland Cement Co., Ltd.	718,568
204,128	Salam, Ltd.	830,687
2,550	Sasol, Ltd.	134,063
75,221	Shoprite Holdings, Ltd.	1,130,376
54,042	Standard Bank Group, Ltd.	797,645
31,604	Tiger Brands, Ltd.	921,342
101,087	Truworths International, Ltd.	1,093,961
28,019	Vodacom Group, Ltd.	347,010

	Total South Africa	12,250,963

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	South Korea — 2.2%

6,378	AtlasBX Co., Ltd.	186,814
201,613	Celltrion, Inc.	8,361,167
3,570	Global & Yuasa Battery Co., Ltd.	160,126
6,262	GS Home Shopping, Inc.	801,529
5,770	Halla Climate Control Corp.	139,619
16,874	Hana Financial Group, Inc.	593,936
4,227	Hite Brewery Co., Ltd.	443,881
2,692	Hyundai Mobis	1,010,222
24,957	Hyundai Motor Co.	5,573,161
30,167	KB Financial Group, Inc.	1,434,856
7,258	KB Financial Group, Inc., ADR	346,932
177,392	Korea Life Insurance Co., Ltd.	1,287,701
12,650	KP Chemical Corp.	293,326
26,020	KT&G Corp.	1,618,229
1,145	LG Chem, Ltd.	526,248
17,500	LG Display Co., Ltd.	486,925
10,530	LG Electronics, Inc.	821,860
6,946	NHN Corp.*	1,232,176
8,381	Samsung Electronics Co., Ltd.	6,514,042
1	Samsung Electronics REGS, GDR	388
54,567	Shinhan Financial Group Co., Ltd.	2,606,424
4,111	Unid Co., Ltd.	264,790
28,005	Woongjin Coway Co., Ltd.	998,880

	Total South Korea	35,703,232

	Spain — 2.5%

9,157	Acciona SA	971,739
199,324	Amadeus IT Holding SA*	4,145,578
25,749	Antena 3 de Television SA	212,510
432,980	Banco Santander SA	4,994,884
2,779	Corp. Financiera Alba SA	156,941
100,937	Criteria Caixacorp SA	703,958
10,276	Duro Felguera SA	85,657
60,300	Gas Natural SDG SA	1,263,975
64,257	Iberdrola Renovables SA	283,784
94,529	Iberdrola SA*	841,135
104,206	Inditex SA	9,513,792
846	MAPFRE SA	3,041
26,472	NH Hoteles SA*	199,130
115,545	Red Electrica Corp. SA	6,980,619
223,429	Repsol VPF SA	7,755,579
31,706	Repsol YPF, SA, Sponsored ADR	1,102,101
131,625	Sacyr Vallehermoso SA	1,244,349
89,965	Sol Melia SA	1,087,145
5,620	Viscofan SA	223,858

	Total Spain	41,769,775

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Sweden — 1.3%

16,274	Axfood AB	573,315
49,771	Axis Communications AB	1,013,646
45,390	Billerud AB	476,566
148,381	Boliden AB	2,749,464
124,406	Swedish Match AB	4,181,798
396,337	Tele2 AB	7,851,728
294,692	Telefonaktiebolaget LM Ericsson	4,248,596

	Total Sweden	21,095,113

	Switzerland — 7.8%

221,810	ABB, Ltd.*	5,743,289
34,489	Actelion, Ltd-REG*	1,695,727
90,523	Adecco SA*	5,795,139
9,789	Aryzta AG	523,765
27,259	Baloise-Holding AG	2,806,286
1,518	Barry Callebaut AG-REG*	1,500,786
955	Basilea Pharmaceutica*	69,592
3,167	Bucher Industries AG	700,485
78,300	Clariant AG*	1,494,482
1,411	Flughafen Zuerich AG	642,770
676	Forbo Holding AG*	512,234
87,827	GAM Holding AG*	1,438,981
605	Gategroup Holding AG*	26,658
13,414	Geberit AG*	3,173,608
2,559	Georg Fischer AG*	1,404,943
9,599	Givaudan SA*	10,140,582
1,433	Helvetia Holding AG	612,707
37,690	Julius Baer Group, Ltd.*	1,553,400
2,321	Lonza Group AG*	181,382
274,965	Nestle SA	17,063,500
76,484	Novartis AG	4,678,261
198,518	OC Oerlikon Corp. AG Class R*	1,599,084
121,841	Roche Holding AG	20,353,621
17,229	Schindler Holding AG	2,091,306
4,160	SGS SA	7,885,683
524	Swatch Group AG (The) Class B	263,984
13,138	Swatch Group AG (The)	1,178,119
22,883	Swiss Life Holding*	3,746,170
182,352	Swiss Re, Ltd.*	10,224,273
5,772	Swisscom AG	2,641,317
17,405	Syngenta AG*	5,866,864
355,430	UBS AG*	6,471,682
14,877	Zurich Financial Services*	3,754,529

	Total Switzerland	127,835,209

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 0.9%

1,566,346	Acer, Inc.	2,744,982
127,000	Asustek Computer, Inc.*	1,264,740
754,369	AU Optronics Corp.*	516,896
162,000	Delta Electronics, Inc.	597,608
169,278	Hon Hai Precision Industry Co., Ltd., GDR	1,155,899
20,662	HTC Corp.	705,823
106,053	MediaTek, Inc.	1,156,183
457,000	Pegatron Corp.*	475,048
436,392	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,502,903

	Total Taiwan	14,120,082

	Thailand — 0.2%

122,200	Advanced Info Service PCL	414,696
48,100	Banpu PCL	1,123,865
35,200	Electricity Generating PCL	106,656
158,800	Kasikornbank PCL	648,891
241,400	Major Cineplex Group PCL	121,355
10,300	PTT Exploration & Production PCL	57,490
53,600	Siam Cement PCL	712,232
20,800	Siam Makro PCL	132,877

	Total Thailand	3,318,062

	Turkey — 0.5%

175,725	Akbank TAS	811,763
5,300	BIM Birlesik Magazalar AS	172,201
64,231	Dogus Otomotiv Servis ve Ticaret AS*	180,402
19,605	Gubre Fabrikalari TAS*	175,197
175,967	KOC Holding AS	756,513
181,909	Turk Telekomunikasyon AS	960,906
56,275	Turk Traktor ve Ziraat Makineleri AS	1,289,274
117,360	Turkcell Iletisim Hizmetleri AS, ADR*	1,590,228
779,071	Turkiye Is Bankasi	2,389,644
255,524	Turkiye Vakiflar Bankasi Tao	577,565
23,527	Vestel Elektronik Sanayi ve Ticaret AS*	38,810

	Total Turkey	8,942,503

	United Kingdom — 16.6%

44,659	Admiral Group Plc	1,190,174
186,684	Amlin Plc	1,217,181
15,265	ARM Holdings Plc	144,415
83,873	ARM Holdings Plc, Sponsored ADR	2,384,509
452,616	Ashtead Group Plc	1,235,192
76,764	AstraZeneca Plc, Sponsored ADR	3,843,573
326,310	AstraZeneca Plc	16,298,290
1,206,348	Aviva Plc	8,496,677
852,621	BAE Systems Plc	4,360,002
590,967	Barclays Plc	2,433,301

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

245,869	Beazley Plc	493,435
23,982	Berendsen Plc	209,778
38,600	Bodycote Plc	230,479
1,702,255	BP Plc	12,546,114
191,719	British American Tobacco Plc	8,406,305
9,949	BT Group Plc, Sponsored ADR	325,332
1,374,650	BT Group Plc	4,460,269
316,563	Bunzl Plc	3,964,344
53,780	Burberry Group Plc	1,250,775
324,476	Cable & Wireless Communications Plc	211,159
765,783	Cable & Wireless Worldwide Plc	565,908
1,334,511	Cobham Plc	4,530,239
509,290	Compass Group Plc	4,914,282
89,800	Cookson Group Plc	969,617
62,103	Domino’s Pizza UK & IRL Plc	402,517
104,489	Drax Group Plc	844,353
133,414	Electrocomponents Plc	583,911
61,354	Ferrexpo Plc	462,572
13,515	Firstgroup Plc	73,987
754,981	GKN Plc	2,809,828
602,649	Glaxosmithkline Plc	12,907,135
179,726	GlaxoSmithKline Plc, Sponsored ADR	7,710,245
12,858	Go-Ahead Group Plc	326,459
527,321	Halma Plc	3,507,578
67,472	Healthcare Locums Plc	121,863
358,674	Home Retail Group	941,906
1,195,176	HSBC Holdings Plc	11,860,471
54,500	Imperial Tobacco Group Plc	1,812,599
1,133,820	Inchcape Plc	7,607,473
195,900	Informa Plc	1,359,063
743,998	Inmarsat Plc	6,643,464
52,991	Intercontinental Hotels Group Plc	1,084,762
19,124	Interserve Plc	99,020
1,057,183	ITV Plc*	1,212,613
180,952	Jardine Lloyd Thompson Group Plc	1,978,463
83,306	Kesa Electricals Plc	184,109
17,376	Kier Group Plc	379,309
693,049	Kingfisher Plc	2,973,192
3,504,200	Lloyds TSB Group Plc*	2,754,329
81,244	Logica Plc	174,664
49,606	Man Group Plc	188,548
23,172	Melrose Plc	134,675
284,797	Morgan Crucible Co. Plc	1,407,897
2,592	Next Plc	96,832
1,190,173	Old Mutual Plc	2,549,151
45,118	Pace Plc	77,146
54,239	Paragon Group of Cos. Plc	172,700

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

244,550	Persimmon Plc	1,893,724
66,651	Premier Farnell Plc	266,456
315,836	Premier Foods Plc*	96,461
700,900	Prudential Plc	8,102,499
245,977	QinetiQ Group Plc*	476,672
76,987	Reckitt Benckiser Group Plc	4,252,030
11,814	Renishaw Plc	332,484
1,253,137	Rentokil Initial Plc*	1,912,354
172,956	Resolution, Ltd.	816,395
68,536	Restaurant Group Plc	323,583
96,000	Rio Tinto Plc	6,934,256
187,839	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	6,666,839
269,113	Royal Dutch Shell Plc Class A (London Exchange)	9,592,094
463,010	RSA Insurance Group Plc	1,001,955
186,207	SABMiller Plc	6,790,916
382,449	Sage Group Plc (The)	1,773,938
10,255	Schroders Plc	254,707
25,254	Shire Plc	788,617
258,713	Smith & Nephew Plc	2,760,985
6,432	Smith & Nephew Plc, Sponsored ADR	348,357
124,220	Spectris Plc	3,175,064
291,140	Standard Chartered Plc	7,652,853
40,222	Standard Life Plc	135,938
712,799	Taylor Wimpey Plc*	432,518
1,508,877	Tesco Plc	9,748,092
309,603	Thomas Cook Group Plc	661,118
14,457	TT electronics Plc	46,610
17,202	Ultra Electronics Holdings Plc	473,930
113,193	United Business Media, Ltd.	1,011,351
164,408	Vedanta Resources Plc	5,532,165
187,272	Vodafone Group Plc, Sponsored ADR	5,003,908
6,757,479	Vodafone Group Plc	17,964,485
154,056	WH Smith Plc	1,212,780
21,726	Whitbread Plc	563,340
150,399	Xstrata Plc	3,317,901

	Total United Kingdom	272,441,559

	United States — 0.3%

27,366	Southern Copper Corp.	899,520
18,502	Synthes, Inc. 144A	3,253,202

	Total United States	4,152,722

	TOTAL COMMON STOCKS (COST $1,432,099,989)	1,578,112,600

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%

247,977	iShares MSCI EAFE Index Fund	14,913,337

	TOTAL INVESTMENT COMPANY (COST $14,711,300)	14,913,337

	PREFERRED STOCKS — 0.4%

	Brazil — 0.1%

5,800	Fertilizantes Fosfatados SA, 0.70%	87,655
8,600	Ultrapar Participacoes SA, 3.48%	152,210
106,700	Usinas Siderurgicas de Minas Gerais SA, 3.88%	935,695

	Total Brazil	1,175,560

	Germany — 0.3%

78,436	Henkel AG & Co. KGaA, 1.51%	5,436,863

	TOTAL PREFERRED STOCKS (COST $5,858,742)	6,612,423

	RIGHTS — 0.0%

	Spain — 0.0%

100,937	Criteria CaixaCorp. SA, Strike Price $0.00, Expires 07/15/11*	7,610

	TOTAL RIGHTS (COST $7,428)	7,610

	WARRANTS — 0.6%

	Bermuda — 0.6%

199,251	CLSA Financial Products, Strike Price $0.00, Expires 05/10/15* ¤	4,858,422
173,419	CLSA Financial Products, Strike Price $0.00, Expires 05/26/16* ¤	5,320,149

	Total Bermuda	10,178,571

	TOTAL WARRANTS (COST $11,607,655)	10,178,571

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

4,054,805	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $120.00, Expires 08/18/11	32,022
4,210,342	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $120.90, Expires 01/18/12	137,574
2,470,136	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $126.50, Expires 03/08/12	47,324
507,764,368	OTC USD versus Japanese Yen with Deutsche Bank AG, Strike Price $90.50, Expires 01/18/12	20,597

	TOTAL CALL OPTIONS PURCHASED (COST $417,499)	237,517

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Notional	Description	Value ($)

	Put Options — 0.0%

491,512,161	OTC Japanese Yen versus U.S. Dollar with Barclays Capital, Inc., Strike Price $93.00, Expires 08/18/11	—
304,255,244	OTC Japanese Yen versus U.S. Dollar with Deutsche Bank AG, Strike Price $90.55, Expires 03/08/12	18,999

	TOTAL PUT OPTIONS PURCHASED (COST $137,692)	18,999

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.9%

	Bank Deposit — 1.9%

30,411,555	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/11	30,411,555

	TOTAL SHORT-TERM INVESTMENTS (COST $30,411,555)	30,411,555

	TOTAL INVESTMENTS — 100.0% (Cost $1,495,251,860)	1,640,492,612

	Other Assets and Liabilities (net) — 0.0%	408,715

	NET ASSETS — 100.0%	$1,640,901,327

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	GDR — Global Depository Receipt

	REIT — Real Estate Investment Trust

	SDR — Swedish Depository Receipt

	* Non-income producing security

 ¤ Illiquid security. The total market value of the securities at period end is $10,178,571 which represents 0.6% of net assets. The aggregate tax cost of these securities held at June 30, 2011 was $11,607,655.

 **** Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2011 was $0.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $9,180,752 which represents 0.6% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

A summary of outstanding financial instruments at June 30, 2011 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
Buys
		State Street Bank and
7/15/11	AUD	Trust Company	3,800,000	$4,063,117	$272,160
7/15/11	AUD	Westpac Banking Corp.	8,332,000	8,908,917	172,699
10/14/11	AUD	Westpac Banking Corp.	964,000	1,019,063	6,097
		Credit Suisse London
7/15/11	CAD	Branch (GFX)	825,000	854,619	878
7/15/11	CAD	Deutsche Bank AG	909,000	941,635	(422)
		Royal Bank Of Scotland
7/15/11	CHF	Plc	11,661,000	13,849,965	754,242
		State Street Bank and
7/15/11	CHF	Trust Company	4,107,000	4,877,953	325,545
7/15/11	EUR	Deutsche Bank AG	15,893,000	23,035,935	172,107
		State Street Bank and
7/15/11	EUR	Trust Company	3,852,000	5,583,239	266,324
7/15/11	GBP	BNP Paribas SA	5,329,000	8,554,399	(109,276)
10/14/11	GBP	HSBC Bank USA	1,389,000	2,227,212	(44,873)
		State Street Bank and
7/15/11	GBP	Trust Company	3,242,000	5,204,234	(94,718)
7/15/11	JPY	Citibank N.A.	90,765,000	1,123,939	(3,862)
7/15/11	JPY	Standard Chartered Bank	656,490,000	8,129,289	1,827
7/15/11	NOK	Citibank N.A.	5,442,000	1,013,638	11,225
10/14/11	NOK	HSBC Bank USA	3,817,000	706,710	4,501
7/15/11	NOK	Royal Bank Of Canada	64,766,000	12,063,451	91,252
7/15/11	SEK	Royal Bank Of Canada	42,721,000	6,766,464	(99,656)
7/15/11	SEK	UBS AG	31,288,000	4,955,622	(45,273)

					$1,680,777

Sales
7/15/11	AUD	Westpac Banking Corp.	2,990,000	$3,197,031	$(73,961)
		State Street Bank and
7/15/11	CAD	Trust Company	944,000	977,892	(15,854)
7/15/11	CAD	UBS AG	9,648,000	9,994,386	69,336
7/15/11	CHF	Deutsche Bank AG	720,000	855,156	(861)
		Royal Bank Of Scotland
7/15/11	CHF	Plc	8,539,000	10,141,913	(587,787)
7/15/11	EUR	BNP Paribas SA	15,222,000	22,063,362	(495,568)
		State Street Bank and
7/15/11	EUR	Trust Company	6,546,000	9,488,028	(213,721)
7/15/11	GBP	BNP Paribas SA	8,571,000	13,758,632	218,946
7/15/11	JPY	BNP Paribas SA	331,049,000	4,099,366	(203,022)
7/15/11	JPY	Citibank N.A.	1,078,519,000	13,355,256	(382,854)
		Royal Bank Of Scotland
7/15/11	JPY	Plc	99,816,000	1,236,018	(8,766)

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)

		State Street Bank and
7/15/11	JPY	Trust Company	364,763,000	$4,516,845	$(71,877)
		State Street Bank and
7/15/11	NOK	Trust Company	10,792,000	2,010,141	(87,290)
7/15/11	NOK	UBS AG	59,416,000	11,066,948	(326,587)
7/15/11	SEK	Deutsche Bank AG	24,431,000	3,869,560	(23,431)
7/15/11	SEK	HSBC Bank USA	5,458,000	864,478	(1,601)

					$(2,204,898)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krona
SEK	Swedish Krona

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
23	STOXX 50 Index	September 2011	$949,709	$29,011
9	TOPIX Index	September 2011	946,694	49,480

				$78,491

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Telecommunications	9.3
Pharmaceuticals	8.2
Banks	8.1
Insurance	6.4
Oil & Gas	6.3
Chemicals	4.7
Food	3.8
Auto Parts & Equipment	3.4
Mining	3.3
Retail	2.9
Auto Manufacturers	2.7
Electric	2.5
Beverages	2.1
Diversified Financial Services	2.1
Commercial Services	1.8
Agriculture	1.7
Semiconductors	1.7
Media	1.5
Electronics	1.4
Holding Companies — Diversified	1.4
Health Care — Products	1.3
Internet	1.3
Electrical Components & Equipment	1.2
Software	1.2
Transportation	1.2
Building Materials	1.1
Engineering & Construction	1.0
Distribution & Wholesale	0.9
Equity Fund	0.9
Iron & Steel	0.9
Real Estate	0.9
Computers	0.8
Cosmetics & Personal Care	0.8
Miscellaneous — Manufacturing	0.8
Aerospace & Defense	0.6
Airlines	0.6
Biotechnology	0.6
Home Builders	0.6
Household Products & Wares	0.6
Metal Fabricate & Hardware	0.6
Oil & Gas Services	0.6
Apparel	0.5
Machinery — Diversified	0.5
Health Care — Services	0.4
Machinery — Construction & Mining	0.4
Food Service	0.3
Home Furnishings	0.3
Leisure Time	0.3
Lodging	0.3
Entertainment	0.2

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Gas	0.2
Hand & Machine Tools	0.2
Investment Companies	0.2
Office & Business Equipment	0.2
Energy-Alternate Sources	0.1
Environmental Control	0.1
Forest Products & Paper	0.1
Coal	0.0
Packaging & Containers	0.0
Textiles	0.0
Toys, Games & Hobbies	0.0
Short-Term Investments and Other Assets and Liabilities (net)	1.9

100.0%

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 92.1%

	Asset Backed Securities — 4.4%

90,831	ACE Securities Corp., Series 2005-SD3, Class A, 0.59%, due 08/25/45†	85,462
42,210	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	36,089
34,136	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	29,357
97,285	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.48%, due 11/25/45†	61,957
372,200	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.53%, due 04/25/34†	311,366
706,087	Argent Securities, Inc., Series 2003-W9, Class M1, 1.22%, due 03/25/34†	632,851
292,552	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.16%, due 12/15/33†	251,285
320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.64%, due 05/20/16 144A	344,591
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 3.15%, due 03/20/16¤ 144A	212,513
46,083	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.86%, due 02/28/44†	42,150
91,817	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.82%, due 05/28/44†	86,035
224,550	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.76%, due 09/25/34†	201,747
319,923	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A1A, 5.50%, due 08/25/36	218,160
367,279	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.55%, due 09/25/35†	319,894
68,934	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.59%, due 12/25/42†	62,522
262,657	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.30%, due 10/25/36†	258,178
1,566,713	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,791,419
400,000	Brazos Higher Education Authority, Series 2010-1, Class A2, 1.46%, due 02/25/35†	381,957
913,441	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	1,004,500
421,363	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.39%, due 11/25/45† 144A	370,679
115,559	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A, 0.26%, due 05/25/37†	103,489
137,206	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	144,574
37,937	Continental Airlines Pass Through Trust, Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	37,842
249,990	Continental Airlines Pass Through Trust, Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	263,739
345,470	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.80%, due 04/01/21	361,017

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

1,129,010	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.64%, due 02/25/37† 144A	543,265
76,948	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.43%, due 12/15/35†	40,766
52,672	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.42%, due 12/15/35†	29,568
103,066	CVS Pass-Through Trust, 5.88%, due 01/10/28	106,545
239,385	CVS Pass-Through Trust, 6.04%, due 12/10/28	254,760
55,554	CVS Pass-Through Trust, 6.94%, due 01/10/30	62,654
320,000	CVS Pass-Through Trust, 9.35%, due 01/10/23¤ 144A	349,211
235,469	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 08/10/22	244,888
150,000	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.45%, due 06/15/43†	138,844
425,000	Greenpoint Manufactured Housing, Series 1999-2, Class A2, 3.11%, due 03/18/29†	353,564
820,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, due 06/15/29	738,466
250,000	Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, 3.70%, due 06/19/29†	208,753
250,000	Greenpoint Manufactured Housing, Series 1999-4, Class A2, 3.70%, due 02/20/30†	206,995
325,000	Greenpoint Manufactured Housing, Series 2000-6, Class A3, 2.20%, due 11/22/31†	269,329
775,000	Greenpoint Manufactured Housing, Series 2000-7, Class A2, 3.69%, due 11/17/31†	766,688
375,000	Greenpoint Manufactured Housing, Series 2001-2, Class IA2, 3.69%, due 02/20/32†	305,336
500,000	Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, 3.69%, due 03/13/32†	394,259
55,038	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.41%, due 07/25/30†	43,637
252,771	GSAA Trust, Series 2006-14, Class A1, 0.24%, due 09/25/36†	114,303
798,908	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.74%, due 03/25/34†	776,166
164,664	GSAMP Trust, Series 2006-S4, Class A1, 0.28%, due 05/25/36†	16,909
410,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16¤ 144A	449,995
593,500	Home Equity Asset Trust, Series 2003-8, Class M1, 1.27%, due 04/25/34†	505,496
800,000	Illinois Student Assistance Commission, Series 2010-1, Class A3, 1.17%, due 07/25/45†	761,272
372,905	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 1A2B, 0.39%, due 05/25/36†	162,436
926,240	Keycorp Student Loan Trust, Series 2003-A, Class 1A2, 0.53%, due 10/25/32†	866,928
221,390	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.30%, due 03/25/37†	156,967
544,801	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.21%, due 10/25/33†	444,423
455,269	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.39%, due 06/25/33†	405,470
362,287	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.24%, due 06/25/33†	313,786
166,629	Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2FP, 0.34%, due 02/25/37†	105,781
1,100,000	Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 0.74%, due 03/22/32†	998,937
761,769	North Carolina State Education Assistance Authority, Series 2010-1, Class A1, 1.17%, due 07/25/41†	743,738
353,151	Novastar Home Equity Loan, Series 2003-3, Class A3, 1.09%, due 12/25/33†	305,304

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

347,719	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, 1.25%, due 12/25/33†	308,969
1,700,000	Origen Manufactured Housing, Series 2006-A, Class A2, 3.70%, due 10/15/37†	1,548,282
1,700,000	Origen Manufactured Housing, Series 2007-A, Class A2, 3.70%, due 04/15/37†	1,561,174
692,689	Park Place Securities, Inc., Series 2004-WCW2, Class M1, 0.81%, due 10/25/34†	664,130
225,986	RAAC Series, Series 2006-RP2, Class A, 0.44%, due 02/25/37 † 144A	166,520
158,759	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	105,502
33,098	SACO I, Inc., Series 2005-7, Class A, 0.75%, due 09/25/35†	29,136
448,827	SACO I, Inc., Series 2006-5, Class 1A, 0.49%, due 04/25/36†	158,353
172,317	SACO I, Inc., Series 2006-6, Class A, 0.45%, due 06/25/36†	59,590
607,660	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.65%, due 05/25/35†	455,534
1,100,000	SLM Student Loan Trust, Series 2002-5, Class B, 0.68%, due 09/16/24†	1,020,729
500,000	SLM Student Loan Trust, Series 2003-11, Class A6, 0.54%, due 12/15/25¤ † 144A	483,766
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.57%, due 01/25/18†	544,985
1,908,092	SLM Student Loan Trust, Series 2008-9, Class A, 1.77%, due 04/25/23†	1,971,909
7,310,975	SLM Student Loan Trust, Series 2009-B, Class A1, 6.19%, due 07/15/42 † 144A	6,960,989
1,344,486	SLM Student Loan Trust, Series 2009-CT, Class 1A, 2.35%, due 04/15/39 † 144A	1,347,992
2,792,482	SLM Student Loan Trust, Series 2009-D, Class A, 3.50%, due 08/17/43 † 144A	2,799,808
1,106,854	SLM Student Loan Trust, Series 2010-1, Class A, 0.59%, due 07/25/17†	1,106,125
3,722,894	SLM Student Loan Trust, Series 2010-A, Class 2A, 3.44%, due 05/16/44 † 144A	3,921,951
549,630	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	610,694
134,016	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.30%, due 01/25/37†	114,586
109,831	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.27%, due 06/25/37†	92,654
46,876	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	43,902
356,064	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.30%, due 02/25/36† 144A	16,938
54,547	UAL Pass Through Trust, Series 2009-1, 10.40%, due 05/01/18	61,840
110,742	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 01/15/17	126,523
1,749,609	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.25%, due 05/25/46†	938,277
56,050	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.48%, due 07/25/45†	45,684

		47,065,354

	Convertible Debt — 0.0%

245,000	Icahn Enterprises, LP, 4.00%, due 08/15/13†	235,519

	Corporate Debt — 28.0%

85,000	ACCO Brands Corp., 10.63%, due 03/15/15	95,306
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	727,600
300,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	271,500
155,000	Alere, Inc., 8.63%, due 10/01/18	158,875
115,000	Alere, Inc., 9.00%, due 05/15/16	120,319

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

275,000	Aleris International, Inc., 7.63%, due 02/15/18 144A	275,687
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14**** †††	—
350,000	Alliant Techsystems, Inc., 6.88%, due 09/15/20	365,750
1,575,000	Ally Financial, Inc., 4.50%, due 02/11/14	1,578,937
185,000	Ally Financial, Inc., 6.75%, due 12/01/14	191,938
1,800,000	Ally Financial, Inc., 6.88%, due 09/15/11	1,815,750
1,550,000	Ally Financial, Inc., 7.50%, due 09/15/20	1,627,500
200,000	Alpha Natural Resources, Inc., 6.00%, due 06/01/19	200,500
35,000	Alpha Natural Resources, Inc., 6.25%, due 06/01/21	35,350
490,000	Altria Group, Inc., 4.75%, due 05/05/21	490,618
270,000	Altria Group, Inc., 8.50%, due 11/10/13	313,103
490,000	Altria Group, Inc., 9.25%, due 08/06/19	639,898
370,000	Amerada Hess Corp., 7.30%, due 08/15/31	443,582
290,000	America Movil SAB de CV, 5.00%, due 03/30/20	303,978
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	169,072
970,000	American Express Co., 8.13%, due 05/20/19	1,231,626
690,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	711,562
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	2,046,321
100,000	American General Finance Corp., 5.40%, due 12/01/15	92,000
300,000	American International Group, Inc., 3.75%, due 11/30/13¤ 144A	307,126
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	1,573,816
850,000	American International Group, Inc., 6.40%, due 12/15/20	916,561
7,150,000	American International Group, Inc., 8.25%, due 08/15/18	8,216,258
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	420,900
330,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	339,075
210,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, due 05/20/21	212,363
310,000	Amsted Industries, Inc., 8.13%, due 03/15/18 144A	327,050
430,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	498,038
220,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	252,521
740,000	Anglo American Capital Plc, 4.45%, due 09/27/20¤ 144A	753,249
660,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	710,222
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	375,190
700,000	Apache Corp., 5.25%, due 04/15/13	754,501
150,000	APERAM, 7.38%, due 04/01/16 144A	151,500
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	276,594
110,000	ARAMARK Holdings Corp., 8.63%, due 05/01/16 144A	112,475
740,000	Arch Coal, Inc., 7.00%, due 06/15/19 144A	741,850
250,000	Ardagh Packaging Finance, 9.13%, due 10/15/20 144A	264,375
200,000	Associated Materials LLC, 9.13%, due 11/01/17 144A	200,000
210,000	Astoria Depositor Corp., Series B, 8.14%, due 05/01/21 144A	201,600
80,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	89,350
780,000	AT&T, Inc., Global Note, 6.30%, due 01/15/38	828,733
1,250,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,375,619
160,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/19	162,800
15,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, due 03/15/18	16,088
1,715,000	BAC Capital Trust VI, 5.63%, due 03/08/35	1,481,813
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49†	15,025

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	517,674
610,000	Ball Corp., 5.75%, due 05/15/21	613,050
250,000	Ball Corp., 6.75%, due 09/15/20	266,562
85,000	Ball Corp., 7.38%, due 09/01/19	93,288
210,000	Ball Corp., Senior Note, 6.63%, due 03/15/18	217,088
400,000	Bank of America Corp., 4.50%, due 04/01/15	418,559
710,000	Bank of America Corp., 5.00%, due 05/13/21	702,722
380,000	Bank of America Corp., 5.63%, due 07/01/20	393,045
2,835,000	Bank of America Corp., 7.63%, due 06/01/19	3,289,031
70,000	Bank of America Corp., 8.00%, due 12/29/49†	73,195
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	527,911
2,670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,842,754
280,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15¤ 144A	295,256
100,000	Bank One Capital III, 8.75%, due 09/01/30	127,099
140,000	Barclays Bank Plc, 5.20%, due 07/10/14	151,555
2,300,000	Barclays Bank Plc, 7.43%, due 09/29/49 † 144A	2,363,250
400,000	Barclays Bank Plc, 10.18%, due 06/12/21 144A	503,868
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17¤ 144A	127,224
580,000	Barrick Gold Corp., 6.95%, due 04/01/19	690,580
50,000	Barrick North America Finance LLC, 4.40%, due 05/30/21 144A	49,867
45,000	Basic Energy Services, Inc., 7.75%, due 02/15/19 144A	45,338
215,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	216,075
1,000,000	BBVA US Senior SAU, 3.25%, due 05/16/14	989,600
225,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	246,094
255,000	Beazer Homes USA, Inc., 8.13%, due 06/15/16	225,038
40,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	41,726
900,000	BHP Billiton Finance USA, Ltd., 6.50%, due 04/01/19	1,078,641
255,000	Boart Longyear Management Pty, Ltd., 7.00%, due 04/01/21 144A	262,012
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	279,151
280,000	Boeing Co. (The), 4.88%, due 02/15/20	303,561
285,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	283,575
180,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, due 11/01/17	196,650
90,000	Bombardier, Inc., 7.50%, due 03/15/18 144A	101,250
245,000	Bombardier, Inc., 7.75%, due 03/15/20 144A	276,850
1,350,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	1,294,601
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	274,362
1,400,000	Boston Scientific Corp., 6.00%, due 01/15/20	1,518,118
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	27,825
270,000	BP Capital Markets Plc, 3.13%, due 10/01/15	277,482
500,000	BP Capital Markets Plc, 5.25%, due 11/07/13	542,032
160,000	BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	168,649
255,000	Caesars Entertainment Operating Co., Inc., 10.00%, due 12/15/18	231,413
85,000	Caesars Entertainment Operating Co., Inc., 12.75%, due 04/15/18	85,213
180,000	Caesars Entertainment Operating Co., Inc., Guaranteed Note, 10.00%, due 12/15/18	156,150
195,000	Calpine Construction Finance Co., LP and CCFC Finance Corp., 8.00%, due 06/01/16¤ 144A	211,575
140,000	Calpine Corp., 7.25%, due 10/15/17 144A	142,800
240,000	Calpine Corp., 7.50%, due 02/15/21¤ 144A	246,000

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

245,000	Calpine Corp., 7.88%, due 07/31/20 144A	257,250
4,000,000	Canadian Imperial Bank of Commerce, 2.00%, due 02/04/13 144A	4,076,672
1,625,000	Capital One Financial Corp., 6.75%, due 09/15/17	1,881,137
310,000	Case New Holland, Inc., 7.88%, due 12/01/17 144A	342,550
340,000	Caterpillar, Inc., 3.90%, due 05/27/21	340,738
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/01/19	212,175
1,680,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19¤ 144A	1,734,600
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, due 10/30/17	213,456
1,320,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	1,716,570
319,300	Century Aluminum Co., 8.00%, due 05/15/14	331,673
280,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, due 11/15/17 144A	292,600
280,000	CF Industries, Inc., 6.88%, due 05/01/18	318,150
5,000	CF Industries, Inc., 7.13%, due 05/01/20	5,831
340,000	CHC Helicopter SA, 9.25%, due 10/15/20 144A	308,550
95,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	100,938
440,000	Chesapeake Energy Corp., 6.63%, due 08/15/20	465,300
200,000	Chesapeake Energy Corp., 6.88%, due 08/15/18	211,000
335,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	366,825
230,000	Chesapeake Midstream Partners, LP/CHKM Finance Corp., 5.88%, due 04/15/21 144A	227,700
430,000	Cie Generale de Geophysique-Veritas SA, 6.50%, due 06/01/21 144A	417,100
120,000	Cie Generale de Geophysique-Veritas SA, Senior Note, 7.75%, due 05/15/17	124,200
385,000	CIGNA Corp., 5.38%, due 03/15/17	426,506
1,100,000	CIGNA Corp., 6.15%, due 11/15/36	1,150,108
44,058	CIT Group, Inc., 7.00%, due 05/01/14	44,664
79,501	CIT Group, Inc., 7.00%, due 05/01/15	79,799
75,000	CIT Group, Inc., 7.00%, due 05/04/15 144A	75,281
132,504	CIT Group, Inc., 7.00%, due 05/01/16	132,173
195,000	CIT Group, Inc., 7.00%, due 05/02/16 144A	194,756
185,106	CIT Group, Inc., 7.00%, due 05/01/17	184,875
233,000	CIT Group, Inc., 7.00%, due 05/02/17 144A	233,000
100,000	Citigroup, Inc., 1.69%, due 06/28/13†	142,500
560,000	Citigroup, Inc., 3.95%, due 06/15/16	573,917
790,000	Citigroup, Inc., 5.38%, due 08/09/20	825,897
830,000	Citigroup, Inc., 6.00%, due 12/13/13	902,957
1,250,000	Citigroup, Inc., 6.01%, due 01/15/15	1,376,647
3,300,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	3,649,546
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	587,575
400,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	446,574
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	629,239
50,000	Clear Channel Communications, Inc., 5.50%, due 12/15/16	33,250
110,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	73,700
65,000	Clear Channel Communications, Inc., 7.25%, due 10/15/27	37,375
150,000	Clear Channel Communications, Inc., 9.00%, due 03/01/21 144A	144,375
100,000	Clear Channel Worldwide Holdings, Inc., 9.25%, due 12/15/17	109,500
195,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17	209,625

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

105,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19	114,056
25,000	CNH Americah LLC, 7.25%, due 01/15/16	27,344
320,000	Comcast Corp., 5.65%, due 06/15/35	314,466
1,375,000	Comcast Corp., 5.88%, due 02/15/18	1,544,305
190,000	Comcast Corp., 6.30%, due 11/15/17	220,528
370,000	Comcast Corp., 6.40%, due 03/01/40	397,327
870,000	Comcast Corp., 6.50%, due 01/15/15	996,147
130,000	Comcast Corp., 6.50%, due 01/15/17	151,695
40,000	Comcast Corp., 6.95%, due 08/15/37	45,299
100,000	Comcast Corp., Guaranteed Note, 6.45%, due 03/15/37	107,301
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14¤ 144A	325,950
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19¤ 144A	135,508
290,000	CommScope, Inc., 8.25%, due 01/15/19 144A	300,150
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	136,500
553,000	Concho Resources Inc/Midland TX, 6.50%, due 01/15/22	555,074
490,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	596,765
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	260,702
90,000	Consol Energy, Inc., 6.38%, due 03/01/21¤ 144A	90,000
220,000	Consol Energy, Inc., 8.25%, due 04/01/20	240,900
250,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	273,125
460,000	Continental Airlines, Inc., 6.75%, due 09/15/15¤ 144A	464,600
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	221,534
240,000	Cox Communications, Inc., 5.45%, due 12/15/14	267,700
2,150,000	COX Communications, Inc., 5.88%, due 12/01/16 144A	2,431,809
450,000	Credit Agricole SA, 2.63%, due 01/21/14¤ 144A	450,657
1,020,000	Credit Agricole SA, 8.38%, due 12/31/49¤ † 144A	1,071,000
190,000	Credit Suisse AG Guernsey Branch, 5.86%, due 05/29/49†	182,495
500,000	Credit Suisse/New York, Subordinated Note, 6.00%, due 02/15/18	540,270
240,000	Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, due 05/15/17	257,100
300,000	Crown Castle International Corp., 7.13%, due 11/01/19	317,250
150,000	Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	163,500
700,000	CVS Caremark Corp., 6.60%, due 03/15/19	813,744
3,000,000	Daimler Finance North America LLC, 5.75%, due 09/08/11	3,027,381
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	779,171
600,000	Delos Aircraft, Inc., 7.00%, due 03/17/16	604,072
235,000	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.38%, due 01/02/16 144A	225,600
375,000	Delta Air Lines, Inc., 12.25%, due 03/15/15 144A	417,187
255,000	Denbury Resources, Inc., 6.38%, due 08/15/21	255,637
95,000	Denbury Resources, Inc., 8.25%, due 02/15/20	104,025
35,000	Denbury Resources, Inc., 9.75%, due 03/01/16	39,288
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	531,414
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	350,957
650,000	Devon Energy Corp., 7.95%, due 04/15/32	846,243
730,000	Diageo Capital Plc, 4.83%, due 07/15/20	767,888
65,000	DISH DBS Corp., 6.75%, due 06/01/21 144A	66,950
115,000	DISH DBS Corp., 7.88%, due 09/01/19	124,631
500,000	Dominion Resources, Inc., 5.20%, due 08/15/19	545,409

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	433,529
215,000	Domtar Corp., 10.75%, due 06/01/17	280,844
1,250,000	Dow Chemical Co. (The), 5.70%, due 05/15/18	1,387,126
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	855,569
500,000	Duke Energy Corp., 5.63%, due 11/30/12	532,644
155,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	163,525
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	43,150
745,000	Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	789,700
110,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	119,625
5,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	4,000
70,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	51,800
65,000	EH Holding Corp., 7.63%, due 06/15/21 144A	66,625
78,000	El Paso Corp., 7.75%, due 01/15/32	91,125
180,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	202,038
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	545,460
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	241,162
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	430,799
1,778,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, due 12/01/20	1,905,056
300,000	Energy Transfer Equity, LP, 7.50%, due 10/15/20	319,500
720,000	Energy Transfer Partners, LP, 9.00%, due 04/15/19	896,556
185,000	EnergySolutions, Inc./EnergySolutions LLC, 10.75%, due 08/15/18	196,100
1,000,000	Enterprise Products Operating LLC, 5.25%, due 01/31/20	1,065,749
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49	61,350
175,000	Ferrellgas, LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21 144A	166,250
600,000	Fiat Finance & Trade SA, 9.00%, due 07/30/12	912,326
250,000	Fifth Third Capital Trust IV, 6.50%, due 04/15/67†	247,500
9,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	9,169
1,245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	1,421,539
310,000	FMG Resources August 2006 Pty, Ltd., 6.88%, due 02/01/18 144A	316,200
205,000	Ford Holdings LLC, 9.30%, due 03/01/30	254,213
750,000	Ford Motor Co., 6.63%, due 10/01/28	739,026
110,000	Ford Motor Co., 7.13%, due 11/15/25	109,244
1,206,000	Ford Motor Credit Co., 8.00%, due 12/15/16	1,359,145
1,000,000	Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	1,037,689
1,200,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	1,201,523
440,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	546,088
1,080,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	1,181,252
380,000	Freescale Semiconductor, Inc., Series 1, 9.25%, due 04/15/18 144A	411,350
130,000	Fresenius Medical Care US Finance, Inc., 6.88%, due 07/15/17	138,125
90,000	Frontier Communications Corp., 7.00%, due 11/01/25	85,725
103,000	Frontier Communications Corp., 7.05%, due 10/01/46	87,679
3,000,000	Gazprom Via Gaz Capital SA, 6.51%, due 03/07/22 144A	3,187,500
2,600,000	General Electric Capital Corp., 0.55%, due 06/20/14†	2,548,512
1,020,000	General Electric Capital Corp., 2.13%, due 12/21/12	1,044,688
1,020,000	General Electric Capital Corp., 4.38%, due 09/16/20	1,010,200
1,630,000	General Electric Capital Corp., 4.63%, due 01/07/21	1,642,725

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

1,450,000	General Electric Capital Corp., 5.50%, due 01/08/20	1,555,451
960,000	General Electric Capital Corp., 6.00%, due 08/07/19	1,064,692
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	884,725
170,000	GenOn Americas Generation LLC, 9.13%, due 05/01/31	171,700
180,000	Geokinetics Holdings USA, Inc., 9.75%, due 12/15/14	173,700
120,000	Giant Funding Corp., 8.25%, due 02/01/18¤ 144A	125,700
580,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	662,522
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	244,905
150,000	Glitnir Banki HF, 6.33%, due 07/28/11¤ ††† 144A	42,375
290,000	Glitnir Banki HF, 6.38%, due 09/25/12¤ ††† 144A	81,925
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16¤ ††† 144A	1,632
15,000	GMAC LLC, Global Note, 6.75%, due 12/01/14	15,732
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49†	24,150
90,000	Goldman Sachs Group (The), Inc., 3.63%, due 08/01/12	92,653
30,000	Goldman Sachs Group (The), Inc., 4.75%, due 07/15/13	31,684
30,000	Goldman Sachs Group (The), Inc., 5.30%, due 02/14/12	30,779
480,000	Goldman Sachs Group (The), Inc., 5.38%, due 03/15/20	496,528
140,000	Goldman Sachs Group (The), Inc., 5.45%, due 11/01/12	148,010
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,198,064
350,000	Goldman Sachs Group (The), Inc., 6.00%, due 06/15/20	377,251
200,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	217,971
1,160,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	1,173,427
60,000	Goldman Sachs Group (The), Inc., 6.60%, due 01/15/12	61,861
480,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	559,329
130,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	139,557
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,872,548
80,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20	86,800
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	15,225
75,000	Hapag-Lloyd AG, 9.75%, due 10/15/17 144A	75,750
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	176,488
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49† 144A	95,700
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	107,057
20,000	HCA, Inc., 5.75%, due 03/15/14	20,375
9,000	HCA, Inc., 6.25%, due 02/15/13	9,360
570,000	HCA, Inc., 6.50%, due 02/15/16	582,825
3,200,000	HCA, Inc., 6.75%, due 07/15/13	3,352,000
230,000	HCA, Inc., 7.88%, due 02/15/20	250,700
67,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16	71,439
450,000	Health Net, Inc., 6.38%, due 06/01/17	465,750
215,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	222,525
180,000	Hertz Corp. (The), 6.75%, due 04/15/19 144A	179,100
190,000	Hertz Corp. (The), 7.50%, due 10/15/18 144A	196,650
19,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	19,570
40,000	Hess Corp., 7.88%, due 10/01/29	50,357
570,000	Hess Corp., 8.13%, due 02/15/19	722,289
78,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	79,755
285,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, due 02/01/18	297,825
185,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Note, 9.00%, due 06/01/16 144A	193,556

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

110,000	Hornbeck Offshore Services, Inc., 8.00%, due 09/01/17	111,375
250,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	248,750
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35†	285,000
960,000	HSBC Finance Corp., 6.68%, due 01/15/21¤ 144A	986,701
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	359,361
1,100,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	1,138,853
75,000	Huntsman International LLC, 8.63%, due 03/15/20	82,125
100,000	Huntsman International LLC, 8.63%, due 03/15/21	109,250
103,000	Huntsman International LLC, Senior Subordinated Note, 7.38%, due 01/01/15	105,833
75,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	77,344
300,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22† 144A	292,849
190,000	Inergy LP/Inergy Finance Corp., 6.88%, due 08/01/21 144A	190,238
140,000	Inergy LP/Inergy Finance Corp., 7.00%, due 10/01/18	142,100
16,000	Inergy, LP/Inergy Finance Corp., 8.75%, due 03/01/15	17,120
30,000	ING Capital Funding Trust III, 3.85%, due 12/29/49†	28,470
350,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20¤ 144A	349,125
110,000	Intelsat Jackson Holdings SA, 8.50%, due 11/01/19	116,875
20,000	Intelsat Jackson Holdings SA, 9.50%, due 06/15/16	21,025
300,000	Intelsat Luxembourg SA, 11.25%, due 02/04/17	322,875
125,000	Intelsat Luxembourg SA, 11.50%, due 02/04/17	134,688
285,000	Interface, Inc., 7.63%, due 12/01/18	297,825
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	201,875
300,000	International Lease Finance Corp., 0.63%, due 07/13/12†	295,388
220,000	International Lease Finance Corp., 6.50%, due 09/01/14¤ 144A	234,300
1,400,000	International Lease Finance Corp., 6.75%, due 03/17/15†	1,405,950
1,130,000	International Lease Finance Corp., 6.75%, due 09/01/16¤ 144A	1,209,100
370,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15¤ 144A	360,800
345,000	Iron Mountain, Inc., 8.38%, due 08/15/21	363,975
75,000	Iron Mountain, Inc., 8.75%, due 07/15/18	78,281
270,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	268,987
310,000	Jarden Corp., 7.50%, due 01/15/20	323,950
1,500,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	1,470,283
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	844,068
1,100,000	JPMorgan Chase & Co., 4.95%, due 03/25/20	1,138,271
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,113,508
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,611,212
300,000	JPMorgan Chase Bank NA, 0.58%, due 06/13/16†	281,197
280,000	K Hovnanian Enterprises, Inc., 10.63%, due 10/15/16	280,700
115,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	99,763
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16¤ ††† 144A	510
1,680,000	Kaupthing Bank HF, 7.63%, due 02/28/15¤ ††† 144A	424,200
170,000	Kerr-McGee Corp., 6.95%, due 07/01/24	194,144
720,000	Kerr-McGee Corp., 7.88%, due 09/15/31	867,707
120,000	Key Energy Services, Inc., 6.75%, due 03/01/21	120,300
1,000,000	KeyCorp, 6.50%, due 05/14/13	1,088,630
20,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	20,881
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	65,099
770,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	869,385

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

2,300,000	Kinder Morgan Finance Co. ULC, Guranteed Note, 5.70%, due 01/05/16	2,406,375
1,300,000	Kraft Foods, Inc., 5.38%, due 02/10/20	1,423,625
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	461,508
600,000	Lafarge SA, 5.85%, due 07/09/15 144A	642,062
1,225,000	Lafarge SA, 6.50%, due 07/15/16	1,325,384
60,000	Lamar Media Corp., Senior Subordinated Note, Series C, 6.63%, due 08/15/15	60,975
245,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	249,900
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11¤ ††† 144A	21,750
600,000	LBG Capital No.1 Plc, 7.88%, due 11/01/20 144A	567,000
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49†††	282
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	405
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	1,335
198,000	Libbey Glass, Inc., 10.00%, due 02/15/15	215,820
375,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	377,812
335,000	Linn Energy LLC/Linn Energy Finance Corp., 8.63%, due 04/15/20	365,150
810,000	Lloyds TSB Bank Plc, 5.80%, due 01/13/20¤ 144A	812,523
180,000	Lloyds TSB Bank Plc, 6.38%, due 01/21/21	187,725
300,000	Lloyds TSB Bank Plc, 6.50%, due 09/14/20¤ 144A	283,462
1,700,000	Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,829,610
2,765,000	Macys Retail Holdings, Inc., 6.65%, due 07/15/24	3,124,505
125,000	MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.50%, due 08/15/21	124,375
160,000	MBNA Capital A, Series A, 8.28%, due 12/01/26	164,200
240,000	Medtronic, Inc., 4.45%, due 03/15/20	251,372
700,000	Merrill Lynch & Co., Inc., 1.73%, due 05/30/14†	985,189
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	201,627
9,450,000	Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	10,469,995
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	876,024
250,000	MetLife, Inc., 4.75%, due 02/08/21	255,342
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	548,800
60,000	MetroPCS Wireless, Inc., 6.63%, due 11/15/20	59,550
135,000	MetroPCS Wireless, Inc., 7.88%, due 09/01/18	143,606
10,000	MGM Resorts International, 5.88%, due 02/27/14	9,663
260,000	MGM Resorts International, 6.63%, due 07/15/15	245,050
200,000	MGM Resorts International, 7.50%, due 06/01/16	191,000
40,000	MGM Resorts International, 7.63%, due 01/15/17	38,700
15,000	MGM Resorts International, 10.38%, due 05/15/14	17,100
35,000	MGM Resorts International, 11.13%, due 11/15/17	40,163
80,000	MGM Resorts International, 11.38%, due 03/01/18	90,200
210,000	Mizuho Capital Investment USD 2, Ltd., 14.95%, due 12/31/49† 144A	265,317
40,000	Mohegan Tribal Gaming Authority, Series 1, 11.50%, due 11/01/17 144A	41,400
265,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	221,275
75,000	Moog, Inc., 7.25%, due 06/15/18	79,969
830,000	Morgan Stanley, 5.63%, due 01/09/12	850,362
1,000,000	Morgan Stanley, 6.60%, due 04/01/12	1,044,611
5,000,000	Morgan Stanley, 7.30%, due 05/13/19	5,678,755
130,000	Morgan Stanley, (MTN), Series F, 0.73%, due 10/18/16†	119,831

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	947,688
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,103,102
150,000	Mueller Water Products, Inc., 8.75%, due 09/01/20	163,125
85,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	80,325
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/25/99	101,737
180,000	Nalco Co., 6.63%, due 01/15/19 144A	185,400
50,000	National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	58,921
155,000	Navistar International Corp., 8.25%, due 11/01/21	166,625
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	32,254
330,000	Nordea Bank AB, 3.70%, due 11/13/14¤ 144A	345,526
200,000	Nordea Bank AB, 4.88%, due 01/27/20¤ 144A	207,677
1,000,000	Nordstrom, Inc., 6.25%, due 01/15/18	1,157,090
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	174,375
225,000	Novelis, Inc., 8.38%, due 12/15/17	241,313
100,000	Novelis, Inc., 8.75%, due 12/15/20	108,500
335,000	NRG Energy, Inc., 8.25%, due 09/01/20	343,375
265,000	OGX Petroleo e Gas Participacoes SA, Series 1, 8.50%, due 06/01/18 144A	273,877
540,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	572,791
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	11,367
205,000	Packaging Dynamics Corp., 8.75%, due 02/01/16 144A	209,100
800,000	Peabody Energy Corp., 6.50%, due 09/15/20	864,000
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	641,769
171,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	220,697
1,280,000	Petrobras International Finance Co. — PIFCo, 5.38%, due 01/27/21	1,320,716
196,000	Petrobras International Finance Co. — PIFCo, 5.75%, due 01/20/20	210,064
160,000	Petrobras International Finance Co. — PIFCo, 6.13%, due 10/06/16	178,931
100,000	Petroleos Mexicanos, 5.50%, due 01/21/21	105,350
210,000	Pfizer, Inc., 7.20%, due 03/15/39	264,542
205,000	PHI, Inc., 8.63%, due 10/15/18	215,250
165,000	Pinafore LLC/Pinafore, Inc., 9.00%, due 10/01/18 144A	178,613
225,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	230,063
235,000	Pittsburgh Glass Works LLC, 8.50%, due 04/15/16 144A	242,638
200,000	Polypore International, Inc., 7.50%, due 11/15/17	212,500
90,000	Potash Corp. of Saskatchewan, Inc., 4.88%, due 03/30/20	95,322
370,000	QEP Resources, Inc., 6.88%, due 03/01/21	392,200
200,000	QVC, Inc., 7.38%, due 10/15/20 144A	211,500
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	20,350
100,000	Qwest Corp., 6.88%, due 09/15/33	96,875
45,000	Qwest Corp., 7.50%, due 10/01/14	50,681
295,000	Rabobank Nederland NV, 11.00%, due 12/29/49¤ † 144A	377,514
140,000	RailAmerica, Inc., 9.25%, due 07/01/17	154,350
500,000	Range Resources Corp., 6.75%, due 08/01/20	520,000
487,000	Range Resources Corp., 8.00%, due 05/15/19	530,830
73,453	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14¤ †††	—
220,000	Raytheon Co., 3.13%, due 10/15/20	206,943
1,070,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	1,362,204
299,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 6.50%, due 07/15/21	304,232

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49† 144A	591,442
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	872,791
190,000	Reynolds American, Inc., Senior Secured Note, 7.25%, due 06/01/12	200,741
410,000	Reynolds Group DL Escrow Inc/Reynolds Group Escrow LLC, 8.50%, due 10/15/16¤ 144A	429,475
290,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, due 02/15/21¤ 144A	284,200
120,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.13%, due 04/15/19¤ 144A	119,700
310,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.75%, due 05/15/18 144A	306,125
125,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.00%, due 04/15/19 144A	124,063
130,000	Rio Tinto Finance USA, Ltd., 6.50%, due 07/15/18	152,047
1,240,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,645,499
720,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19¤ 144A	830,853
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	43,889
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	23,633
200,000	Royal Bank of Scotland Group Plc, 0.00%, due 10/29/49 144A	181,000
110,000	Royal Bank of Scotland Group Plc, 5.00%, due 11/12/13	112,178
550,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	543,269
140,000	Royal Bank of Scotland Group Plc, 5.05%, due 01/08/15	139,325
710,000	Royal Bank of Scotland Group Plc, 6.40%, due 10/21/19	730,453
100,000	Royal Bank of Scotland Group Plc, 7.65%, due 08/29/49†	90,500
400,000	Royal Bank of Scotland Plc (The), 0.45%, due 08/29/17†	350,733
460,000	Royal Bank of Scotland Plc (The), 3.95%, due 09/21/15	462,605
375,000	Royal Bank of Scotland Plc (The), 4.38%, due 03/16/16	378,673
1,100,000	Royal Bank of Scotland Plc (The), 6.13%, due 01/11/21	1,129,649
150,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	160,125
1,070,000	Safeway, Inc., 3.95%, due 08/15/20	1,042,534
500,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15¤ 144A	484,378
400,000	Santander US Debt SA Unipersonal, 3.78%, due 10/07/15¤ 144A	386,076
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	105,600
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	11,025
235,000	Shea Homes, LP/Shea Homes Funding Corp., 8.63%, due 05/15/19 144A	232,063
580,000	Shell International Finance BV, 4.38%, due 03/25/20	610,558
400,000	Sheraton Holding Corp., 7.38%, due 11/15/15	455,000
10,000	SLM Corp., 5.00%, due 04/15/15	10,059
65,000	SLM Corp., 5.63%, due 08/01/33	54,744
1,080,000	SLM Corp., 8.00%, due 03/25/20	1,161,542
65,000	Smithfield Foods, Inc., 10.00%, due 07/15/14	75,725
200,000	Sonat, Inc., 7.63%, due 07/15/11	200,366
405,000	Springleaf Finance Corp., 6.90%, due 12/15/17	373,612
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	87,000
1,060,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	1,097,100
1,150,000	Sprint Nextel Corp., 6.00%, due 12/01/16	1,154,312
225,000	SPX Corp., 6.88%, due 09/01/17 144A	241,875
245,000	Standard Pacific Corp., 8.38%, due 05/15/18	244,081

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

1,000,000	State Bank of India (London Branch), 4.50%, due 10/23/14	1,037,800
780,000	State Street Corp., 4.96%, due 03/15/18	828,345
135,000	Station Casinos, Inc., 7.75%, due 08/15/16¤ †††	14
160,000	Steel Dynamics, Inc., 7.63%, due 03/15/20	170,000
60,000	Steel Dynamics, Inc., 7.75%, due 04/15/16	63,300
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	102,500
15,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	15,900
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	100,013
400,000	Sumitomo Mitsui Banking Corp., 3.10%, due 01/14/16¤ 144A	405,709
550,000	Sumitomo Mitsui Banking Corp., 3.15%, due 07/22/15¤ 144A	563,197
100,000	SunGard Data Systems, Inc., 7.38%, due 11/15/18	100,500
100,000	SunGard Data Systems, Inc., 7.63%, due 11/15/20	101,500
110,000	SunGard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	114,125
99,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49†	82,665
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	1,931,058
175,000	Swift Energy Co., 8.88%, due 01/15/20	188,125
55,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., Series 1, 6.88%, due 02/01/21 144A	54,588
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 7.88%, due 10/15/18 144A	100,700
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 8.25%, due 07/01/16	100,700
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39¤ 144A	433,847
8,000	Teck Resources, Ltd., 9.75%, due 05/15/14	9,690
12,000	Teck Resources, Ltd., 10.25%, due 05/15/16	14,354
35,000	Teekay Corp., 8.50%, due 01/15/20	36,313
300,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	328,557
280,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	278,042
120,000	Tenet Healthcare Corp., 8.88%, due 07/01/19	133,050
115,000	Tenet Healthcare Corp., 10.00%, due 05/01/18	131,244
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	24,214
240,000	Terex Corp., 8.00%, due 11/15/17	247,200
110,000	Tesoro Corp., Senior Note, 6.50%, due 06/01/17	112,750
130,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20 144A	128,375
295,000	Texas Industries, Inc., 9.25%, due 08/15/20	286,887
130,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	125,900
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	833,207
690,000	Time Warner Cable, Inc., 5.88%, due 11/15/40	683,365
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	186,580
655,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	818,135
1,590,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	2,028,948
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	307,616
260,000	Time Warner, Inc., 4.70%, due 01/15/21	263,929
230,000	Time Warner, Inc., 4.75%, due 03/29/21	234,422
50,000	Time Warner, Inc., 6.25%, due 03/29/41	52,117

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

200,000	Time Warner, Inc., 7.63%, due 04/15/31	240,616
1,700,000	Time Warner, Inc., 7.70%, due 05/01/32	2,058,280
10,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	9,100
130,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	141,193
1,100,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	1,256,750
3,200,000	TNK-BP Finance SA, 7.88%, due 03/13/18 144A	3,688,000
440,000	Total Capital SA, 4.25%, due 12/15/21	451,841
500,000	Total Capital SA, 4.45%, due 06/24/20	522,830
325,000	TransDigm, Inc., Series 1, 7.75%, due 12/15/18 144A	342,875
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	351,651
1,025,000	Travelers Cos. (The), Inc., 5.80%, due 05/15/18	1,150,222
240,000	Triumph Group, Inc., 8.63%, due 07/15/18	264,300
990,000	Tyco International Finance SA, 6.00%, due 11/15/13	1,095,018
370,000	UBS AG/Stamford Branch, 2.25%, due 01/28/14	374,101
270,000	UBS AG/Stamford Branch, 4.88%, due 08/04/20	273,589
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	542,856
1,837,000	Union Pacific Corp., 4.16%, due 07/15/22 144A	1,822,475
300,000	United Business Media, Ltd., 5.75%, due 11/03/20¤ 144A	298,606
210,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	221,976
320,000	United Rentals North America, Inc., 9.25%, due 12/15/19	348,800
150,000	United States Steel Corp., 7.38%, due 04/01/20	154,875
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18	96,425
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	590,433
245,000	USG Corp., 6.30%, due 11/15/16	216,825
105,000	USG Corp., 8.38%, due 10/15/18 144A	103,950
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	424,432
320,000	Vedanta Resources Plc, 8.25%, due 06/07/21 144A	324,000
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	237,050
650,000	Verizon Communications, Inc., 4.60%, due 04/01/21	671,980
410,000	Verizon Communications, Inc., 6.00%, due 04/01/41	429,656
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	126,232
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	290,455
195,000	Vertellus Specialties, Inc., 9.38%, due 10/01/15 144A	202,313
225,000	Vulcan Materials Co., 6.50%, due 12/01/16	223,866
400,000	Vulcan Materials Co., 7.50%, due 06/15/21	400,163
1,500,000	Wachovia Bank NA, 0.58%, due 03/15/16†	1,426,830
820,000	Wachovia Capital Trust III, 5.57%, due 03/15/42†	753,375
220,000	Wachovia Capital Trust III, 5.57%, due 03/29/49†	202,125
700,000	Wachovia Corp., 5.75%, due 02/01/18	775,118
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	760,779
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	686,481
550,000	Wal-Mart Stores, Inc., 5.63%, due 04/15/41	569,511
730,000	WellPoint, Inc., 5.88%, due 06/15/17	835,684
200,000	WellPoint, Inc., 7.00%, due 02/15/19	239,245
420,000	Wells Fargo & Co., 3.68%, due 06/15/16	431,968
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	130,884
1,000,000	Wells Fargo Bank NA, Subordinated Note, 4.75%, due 02/09/15	1,070,471
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	344,146

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

130,000	Williams Cos. (The), Inc., 7.88%, due 09/01/21	161,425
437,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	501,127
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	342,304
75,000	Windstream Corp., 8.13%, due 09/01/18	79,875
510,000	Wyeth, 5.95%, due 04/01/37	549,158
120,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.88%, due 11/01/17	131,250
255,000	Wynn Las Vegas, LLC, 7.75%, due 08/15/20	278,269
2,100,000	Xerox Corp., 1.08%, due 05/16/14†	2,111,905
300,000	Xerox Corp., 5.63%, due 12/15/19	329,153
1,750,000	Xerox Corp., 6.35%, due 05/15/18	2,008,785

		298,507,931

	Mortgage Backed Securities - Private Issuers — 3.5%

400,000	Americold LLC Trust, Series 2010-ARTA, Class A2FX, 4.95%, due 01/14/29¤ 144A	410,863
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45†	228,184
150,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.92%, due 05/10/45†	166,187
189,671	Banc of America Funding Corp., Series 2005-E, Class 8A1, 2.79%, due 06/20/35†	99,675
318,955	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 2.83%, due 02/25/35†	276,826
1,200,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.90%, due 09/11/38†	1,322,984
591,013	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 3.24%, due 02/25/36¤ † 144A	579,621
136,271	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.53%, due 11/20/35†	85,979
92,976	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.45%, due 12/25/35†	67,201
107,886	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 0.48%, due 04/25/35†	68,662
98,983	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.49%, due 05/25/35†	68,167
91,412	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.59%, due 09/25/35† 144A	81,827
429,088	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR30, Class 2A1, 2.75%, due 01/25/34†	395,947
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38†	1,087,416
260,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 5.99%, due 09/15/39†	273,927
553,980	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.60%, due 09/19/44†	396,396
395,675	Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, due 11/05/15¤ 144A	393,871

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued

261,011	First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1, 2.36%, due 10/25/34†	233,505
352,056	First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A6, 0.94%, due 04/25/36†	294,385
522,714	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 0.56%, due 02/25/37†	296,726
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.06%, due 05/25/34†	224,026
210,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.24%, due 11/10/45†	226,812
306,258	Granite Mortgages Plc, Series 2003-2, Class 1A3, 0.77%, due 07/20/43 † 144A	295,385
198,611	Granite Mortgages Plc, Series 2004-3, Class 2A1, 0.39%, due 09/20/44†	191,163
522,507	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.32%, due 04/25/47†	443,469
7,081,605	GS Mortgage Securities Corp., Series 2011, 1.34%, due 03/10/44¤ † 144A	420,627
640,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.99%, due 08/10/45†	688,133
310,686	GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.54%, due 03/25/35¤ † 144A	265,318
887,975	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.54%, due 09/25/35¤ † 144A	750,713
205,590	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.87%, due 06/25/34†	202,928
93,610	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.53%, due 06/20/35†	75,071
1,300,296	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 0.37%, due 11/19/46†	688,330
1,230,504	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.41%, due 06/25/37†	852,006
430,798	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.97%, due 09/25/35†	352,187
972,244	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.14%, due 08/25/37†	595,675
219,324	Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.84%, due 11/25/37†	177,338
1,110,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	1,189,248
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, due 09/15/45†	2,177,867
62,230	Lehman XS Trust, Series 2005-5N, Class 1A1, 0.49%, due 11/25/35†	45,108
135,373	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35†	48,906
301,436	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46†	162,355
61,104	Lehman XS Trust, Series 2007-2N, Class 3A1, 1.00%, due 02/25/37†	59,004
154,995	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.95%, due 01/25/36†	125,989
1,384,210	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 0.39%, due 05/25/47†	730,717
558,916	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 2.69%, due 11/25/35¤ † 144A	317,448
379,287	MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, due 08/25/34¤ 144A	389,711

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued

498,825	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.54%, due 05/25/35¤ † 144A	410,251
100,102	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.46%, due 04/25/35†	72,427
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.39%, due 11/12/37†	569,371
300,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.86%, due 05/12/39†	332,035
330,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, due 03/12/51†	351,000
340,000	MLCC Mortgage Investors, Inc., Series 2007-1, Class 4A3, 5.69%, due 01/25/37†	333,578
258,884	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A, 2.79%, due 07/25/34†	227,399
391,561	Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A6, 2.58%, due 09/25/34†	358,229
50,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.90%, due 10/29/20	49,982
519,258	Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 6.50%, due 02/25/35¤ 144A	531,815
475,246	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.38%, due 09/25/46†	353,449
419,541	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	412,691
184,351	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	184,863
1,486,168	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,284,810
1,162,016	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,025,333
569,046	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.67%, due 05/25/35†	545,033
307,453	RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 3.31%, due 12/26/35¤ † 144A	310,417
109,791	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 0.59%, due 10/25/45†	62,768
236,418	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.54%, due 10/25/18†	231,218
1,066,140	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 0.39%, due 07/20/36†	841,615
202,538	Structured Asset Securities Corp., Series 2002-9, Class A2, 0.49%, due 10/25/27†	178,513
266,594	WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.58%, due 02/25/33†	250,509
807,135	WaMu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7, 2.62%, due 10/25/33†	797,661
1,097,276	WaMu Mortgage Pass Through Certificates, Series 2003-AR11, Class A6, 2.71%, due 10/25/33†	1,078,228
99,396	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.71%, due 09/25/33†	95,505
370,530	WaMu Mortgage Pass Through Certificates, Series 2004-AR13, Class A1A, 0.55%, due 11/25/34†	304,298
956,297	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.58%, due 01/25/35†	923,437
551,621	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 4A, 6.50%, due 08/25/34	590,191

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued

1,034,559	WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A, 0.51%, due 08/25/45†	849,900
639,698	WaMu Mortgage Pass Through Certificates, Series 2005-AR3, Class A2, 2.58%, due 03/25/35†	593,437
387,732	WaMu Mortgage Pass Through Certificates, Series 2005-AR6, Class 2A1A, 0.42%, due 04/25/45†	323,191
108,328	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 5.39%, due 11/25/36†	95,442
141,028	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.48%, due 10/25/45†	116,222
132,870	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.45%, due 11/25/45†	110,770
132,870	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 0.47%, due 11/25/45†	103,696
311,283	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 0.46%, due 12/25/45†	251,924
155,641	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 0.48%, due 12/25/45†	114,494
198,278	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.46%, due 12/25/45†	164,761
247,848	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.48%, due 12/25/45†	189,329
339,464	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.39%, due 11/25/36†	257,764
836,811	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.30%, due 12/25/36†	616,986
359,830	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.84%, due 09/25/36†	271,608
367,815	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 1A2, 2.76%, due 11/25/34†	354,239
359,855	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR8, Class 2A1, 2.81%, due 06/25/35†	347,651
871,593	Wells Fargo Mortgage Loan Trust, Series 2010-RR4, Class 2A1, 3.14%, due 08/27/35¤ † 144A	838,098

		36,830,021

	Mortgage Backed Securities - U.S. Government Agency Obligations — 34.0%

11,880,758	FHLMC, Pool # A96413, 4.00%, due 01/01/41	11,891,777
311,827	FHLMC, Pool # A39306, 5.50%, due 11/01/35	339,074
459,839	FHLMC, Pool # G02427, 5.50%, due 12/01/36	498,655
790,616	FHLMC, Pool # G03695, 5.50%, due 11/01/37	857,352
457,647	FHLMC, Pool # G04222, 5.50%, due 04/01/38	495,562
42,493	FHLMC, Pool # 1N1589, 5.80%, due 05/01/37†	45,213
61,547	FHLMC, Pool # 1Q0136, 5.91%, due 09/01/36†	64,857
6,599,615	FHLMC, Pool # G02988, 6.00%, due 05/01/37	7,265,165
111,800	FHLMC, Pool # H09061, 6.00%, due 06/01/37	122,254
329,537	FHLMC, Series 2808, Class FT, 0.54%, due 04/15/33†	330,466
600,000	FHLMC, Series 3738, Class BP, 4.00%, due 12/15/38	600,035
900,000	FHLMC, Series 3871, Class JB, 5.50%, due 06/15/41	982,651
1,721,245	FHLMC Gold, Pool # G01749, 5.50%, due 01/01/35	1,872,721
3,067,530	FHLMC Gold, Pool # G06172, 5.50%, due 12/01/38	3,321,668
1,693,248	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class AX1, 1.23%, due 01/25/20¤ †	111,626
3,266,846	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class X1, 1.41%, due 04/25/20¤ †	244,614
3,983,763	FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class X1, 1.84%, due 06/25/20¤ †	399,346

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,809,247	FHLMC Multifamily Structured Pass Through Certificates, Series K009, Class X1, 1.69%, due 08/25/20¤ †	164,077
1,760,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class X1, 1.57%, due 02/25/18†	144,001
480,045	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.69%, due 07/25/44†	469,226
19,000,000	FHLMC TBA, 4.50%, due 04/01/39	19,632,339
100,000	FHLMC TBA, 5.50%, due 06/01/35	108,031
2,000,000	FHLMC TBA Gold Pool, 3.50%, due 09/01/40	1,910,312
100,000	FHLMC TBA Gold Pool, 4.00%, due 11/01/39	99,937
2,256,225	FNMA, Pool # AE6618, 3.50%, due 10/01/25	2,301,478
2,955,577	FNMA, Pool # AE7509, 3.50%, due 11/01/25	3,014,857
2,703,561	FNMA, Pool # AE7087, 3.50%, due 12/01/25	2,757,786
2,661,579	FNMA, Pool # AH2531, 3.50%, due 01/01/26	2,715,794
2,376,633	FNMA, Pool # AH5510, 3.50%, due 01/01/26	2,424,300
349,324	FNMA, Pool # AH2810, 3.50%, due 02/01/26	356,440
2,697,106	FNMA, Pool # AH4468, 3.50%, due 02/01/26	2,752,044
6,554,689	FNMA, Pool # AH4428, 3.50%, due 01/01/41	6,278,295
5,445,305	FNMA, Pool # AH6567, 3.50%, due 02/01/41	5,215,691
8,979,627	FNMA, Pool # AE0937, 3.50%, due 02/01/41	8,600,980
4,482,292	FNMA, Pool # 935983, 4.00%, due 05/01/25	4,680,047
2,798,333	FNMA, Pool # AD9338, 4.00%, due 09/01/25	2,921,793
116,721	FNMA, Pool # 776565, 4.00%, due 04/01/34	118,235
129,762	FNMA, Pool # AA4432, 4.00%, due 03/01/39	130,148
22,497	FNMA, Pool # MA0006, 4.00%, due 03/01/39	22,592
137,485	FNMA, Pool # 982569, 4.00%, due 04/01/39	137,894
72,419	FNMA, Pool # AE9244, 4.00%, due 11/01/40	72,544
2,988,358	FNMA, Pool # AE8321, 4.00%, due 11/01/40	2,993,509
7,960,791	FNMA, Pool # AH1230, 4.00%, due 12/01/40	7,974,514
12,915,229	FNMA, Pool # AH0946, 4.00%, due 12/01/40	12,937,492
747,515	FNMA, Pool # AH1338, 4.00%, due 12/01/40	749,971
851,975	FNMA, Pool # AE7295, 4.00%, due 12/01/40	853,444
991,892	FNMA, Pool # AB2088, 4.00%, due 01/01/41	993,601
364,278	FNMA, Pool # AH2399, 4.00%, due 01/01/41	364,906
239,913	FNMA, Pool # AH2926, 4.00%, due 01/01/41	240,327
6,960,602	FNMA, Pool # AH5575, 4.00%, due 02/01/41	6,972,600
200,393	FNMA, Pool # AH6392, 4.00%, due 02/01/41	200,927
1,991,560	FNMA, Pool # AE4476, 4.00%, due 03/01/41	1,994,993
3,167,049	FNMA, Pool # AI1707, 4.00%, due 03/01/41	3,172,508
919,916	FNMA, Pool # AH7287, 4.00%, due 03/01/41	921,789
4,795,165	FNMA, Pool # MA0735, 4.00%, due 04/01/41	4,803,431
995,652	FNMA, Pool # AH9138, 4.00%, due 04/01/41	997,369
76,910	FNMA, Pool # AH9139, 4.00%, due 04/01/41	77,043
33,535	FNMA, Pool # 995373, 4.50%, due 02/01/39	34,797
993,154	FNMA, Pool # 931487, 4.50%, due 07/01/39	1,029,611
96,973	FNMA, Pool # AC8568, 4.50%, due 01/01/40	100,533
30,837	FNMA, Pool # AC5613, 4.50%, due 03/01/40	31,959
66,174	FNMA, Pool # AD1656, 4.50%, due 03/01/40	68,582

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

32,461	FNMA, Pool # AH4709, 4.50%, due 04/01/41	33,645
751,194	FNMA, Pool # AH6923, 4.50%, due 04/01/41	778,593
46,982	FNMA, Pool # AH8029, 4.50%, due 04/01/41	48,695
99,066	FNMA, Pool # AH5442, 4.50%, due 05/01/41	102,679
9,072,723	FNMA, Pool # AI0736, 4.50%, due 05/01/41	9,403,644
7,724,884	FNMA, Pool # AI3399, 4.50%, due 05/01/41	8,006,643
4,930,893	FNMA, Pool # 995253, 5.50%, due 12/01/23	5,352,797
1,014,817	FNMA, Pool # AE0011, 5.50%, due 05/01/25	1,108,942
6,558,822	FNMA, Pool # AL0278, 5.50%, due 05/01/26	7,114,525
38,073	FNMA, Pool # 254548, 5.50%, due 12/01/32	41,465
435,260	FNMA, Pool # 555591, 5.50%, due 07/01/33	474,041
5,093,997	FNMA, Pool # 725221, 5.50%, due 01/01/34	5,547,861
248,748	FNMA, Pool # 735224, 5.50%, due 02/01/35	270,911
535,763	FNMA, Pool # 990906, 5.50%, due 10/01/35	583,163
3,016,319	FNMA, Pool # 849077, 5.50%, due 01/01/36	3,280,353
130,759	FNMA, Pool # 852523, 5.50%, due 02/01/36	141,817
461,954	FNMA, Pool # 878059, 5.50%, due 03/01/36	501,020
109,255	FNMA, Pool # 256219, 5.50%, due 04/01/36	117,334
326,329	FNMA, Pool # 868658, 5.50%, due 04/01/36	353,925
412,997	FNMA, Pool # 190375, 5.50%, due 11/01/36	447,923
377,661	FNMA, Pool # 968968, 5.50%, due 01/01/38	410,720
688,324	FNMA, Pool # 995072, 5.50%, due 11/01/38	749,007
10,700,000	FNMA, Pool # AL0484, 5.50%, due 06/01/41	11,593,159
3,700,000	FNMA, Pool # AL0520, 5.50%, due 06/01/41	4,003,516
1,351,591	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,518,066
61,203	FNMA, Pool # 840483, 6.00%, due 11/01/21	67,080
801,508	FNMA, Pool # 256517, 6.00%, due 12/01/26	879,105
756,126	FNMA, Pool # 256962, 6.00%, due 11/01/27	831,434
29,210	FNMA, Pool # 745000, 6.00%, due 10/01/35	32,346
488,014	FNMA, Pool # 882524, 6.00%, due 05/01/36	537,915
93,071	FNMA, Pool # 887324, 6.00%, due 08/01/36	102,588
228,699	FNMA, Pool # 893282, 6.00%, due 08/01/36	252,085
230,025	FNMA, Pool # 878210, 6.00%, due 09/01/36	253,546
40,724	FNMA, Pool # 882321, 6.00%, due 09/01/36	44,888
44,704	FNMA, Pool # 900746, 6.00%, due 09/01/36	49,275
248,511	FNMA, Pool # 898198, 6.00%, due 11/01/36	273,922
1,058,468	FNMA, Pool # 948690, 6.00%, due 08/01/37	1,169,676
6,797,583	FNMA, Pool # 967691, 6.00%, due 01/01/38	7,479,910
1,445,308	FNMA, Pool # 889552, 6.00%, due 05/01/38	1,589,030
3,345,573	FNMA, Pool # AL0406, 6.00%, due 06/01/38	3,653,689
897,605	FNMA, Pool # AE0028, 6.00%, due 10/01/39	989,387
4,488,255	FNMA, Pool # AE0469, 6.00%, due 10/01/40	4,938,777
22,555	FNMA, Pool # 869972, 6.50%, due 04/01/36	25,584
215,652	FNMA, Pool # 955797, 6.50%, due 10/01/37	244,510
5,276,874	FNMA, Pool # 888369, 7.00%, due 03/01/37	6,078,240
420,695	FNMA, Series 2004-38, Class FK, 0.54%, due 05/25/34†	422,892
1,000,000	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,062,709

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,300,000	FNMA, Series 2011-63, Class SW, 6.48%, due 07/25/41†	205,959
195,327	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	218,245
390,002	FNMA Interest Strip, Series 407, Class C10, 5.00%, due 01/25/38	83,413
16,000,000	FNMA TBA, 3.50%, due 09/01/25	16,295,008
1,000,000	FNMA TBA, 3.50%, due 07/01/40	956,562
1,300,000	FNMA TBA, 4.00%, due 04/01/24	1,354,437
1,000,000	FNMA TBA, 4.50%, due 03/01/21	1,060,312
18,300,000	FNMA TBA, 4.50%, due 03/01/39	18,937,645
7,700,000	FNMA TBA, 5.00%, due 08/01/36	8,182,451
50,000	FNMA TBA, 5.50%, due 04/01/35	54,070
6,742,967	FNMA TBA, 6.00%, due 02/01/34	7,480,921
3,200,000	FNMA TBA, 6.00%, due 09/01/35	3,515,501
2,100,000	FNMA TBA, 6.50%, due 09/01/34	2,377,922
27,623	FNMA Whole Loan, Series 2003-W1, Class 1A1, 6.35%, due 12/25/42†	31,708
222,875	FNMA Whole Loan, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	250,133
726,032	GNMA, Pool # 734712, 4.50%, due 03/15/40	767,930
194,394	GNMA, Pool # 004854, 4.50%, due 11/20/40	205,076
391,787	GNMA, Pool # 004883, 4.50%, due 12/20/40	413,315
98,270	GNMA, Pool # 004923, 4.50%, due 01/20/41	103,669
493,793	GNMA, Pool # 004946, 4.50%, due 02/20/41	520,926
7,851,084	GNMA, Pool # 004978, 4.50%, due 03/20/41	8,282,485
298,751	GNMA, Pool # 005017, 4.50%, due 04/20/41	315,167
335,409	GNMA, Pool # 641779, 5.00%, due 09/15/35	365,194
13,462	GNMA, Pool # 653562, 5.00%, due 04/15/36	14,637
188,223	GNMA, Pool # 733600, 5.00%, due 04/15/40	205,491
566,463	GNMA, Pool # 733627, 5.00%, due 05/15/40	618,432
92,064	GNMA, Pool # 004747, 5.00%, due 07/20/40	100,086
92,249	GNMA, Pool # 783050, 5.00%, due 07/20/40	100,277
1,487,609	GNMA, Pool # 004772, 5.00%, due 08/20/40	1,617,232
366,257	GNMA, Pool # 004802, 5.00%, due 09/20/40	398,170
544,823	GNMA, Pool # 510835, 5.50%, due 02/15/35	602,115
555,019	GNMA, Pool # 004040, 6.50%, due 10/20/37	627,460
1,122,867	GNMA, Series 2009-61, Class SB, 6.51%, due 08/20/39†	187,737
239,906	GNMA, Series 2009-68, Class SL, 6.56%, due 04/16/39†	37,911
2,098,809	GNMA, Series 2010-117, Class PS, 5.81%, due 10/20/39†	362,695
775,462	GNMA, Series 2010-146, Class GS, 5.91%, due 06/20/39†	139,844
584,828	GNMA, Series 2010-160, Class SW, 6.36%, due 10/20/38†	104,826
412,125	GNMA, Series 2010-31, Class GS, 6.31%, due 03/20/39†	74,521
914,383	GNMA, Series 2010-91, Class SI, 6.38%, due 07/20/40†	179,432
195,236	GNMA, Series 2011-32, Class S, 5.81%, due 03/16/41†	34,804
995,334	GNMA, Series 2011-70, Class BS, 6.51%, due 12/16/36†	197,916
700,000	GNMA, Series 2011-80, Class SA, 5.21%, due 06/20/41†	108,516
289,376	GNMA REMIC, 5.86%, due 12/20/39†	50,171
500,000	GNMA TBA, 4.00%, due 05/01/40	509,453
13,700,000	GNMA TBA Pool I, 4.50%, due 07/01/39	14,462,062
900,000	GNMA TBA Pool I, 6.00%, due 01/01/36	1,002,797
10,300,000	GNMA TBA Pool II, 4.50%, due 03/01/40	10,842,357
5,400,000	GNMA TBA Pool II, 5.00%, due 04/01/39	5,858,158

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

5,200,000	GNMA TBA Pool II, 5.50%, due 07/01/36	5,716,750
9,400,000	GNMA TBA Pool II, 6.00%, due 05/01/36	10,389,933

		363,470,647

	Municipal Obligations — 3.4%

2,250,000	American Municipal Power-Ohio, Inc., 8.08%, due 02/15/50	2,800,417
2,700,000	California East Bay Municipal Utility District, 5.87%, due 06/01/40	2,825,550
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	639,726
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	639,726
1,200,000	Florida Educational Loan Marketing Corp., 0.41%, due 12/01/18†	999,503
450,000	Florida Educational Loan Marketing Corp., 0.49%, due 12/01/36†	379,959
155,000	Los Angeles Unified School District, 5.75%, due 07/01/34	152,928
510,000	Los Angeles Unified School District, 6.76%, due 07/01/34	577,697
1,000,000	New Jersey State Turnpike Authority, 7.10%, due 01/01/41	1,163,760
1,800,000	New York City Transitional Finance Authority, 4.73%, due 11/01/23	1,906,074
1,300,000	New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,387,217
1,300,000	New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,398,150
700,000	Northstar Education Finance, Inc., 0.66%, due 01/29/46†	595,438
80,000	Ohio Housing Finance Agency, 6.04%, due 09/01/17	82,955
3,100,000	Ohio Tobacco Settlement Financing Authority, 6.50%, due 06/01/47	2,463,663
100,000	State of California General Obligation, 3.95%, due 11/01/15	104,231
575,000	State of California General Obligation, 6.20%, due 03/01/19	628,314
4,150,000	State of California General Obligation, 7.30%, due 10/01/39	4,605,421
800,000	State of California General Obligation, 7.50%, due 04/01/34	905,600
1,950,000	State of California General Obligation, 7.55%, due 04/01/39	2,233,452
4,100,000	State of Illinois General Obligation, 2.77%, due 01/01/12	4,122,468
1,125,000	State of Illinois General Obligation, 5.37%, due 03/01/17	1,163,948
1,000,000	State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,002,930
1,200,000	State of Kentucky Property & Building Commission, 4.40%, due 11/01/20	1,187,556
2,400,000	State of Kentucky Property & Building Commission, 5.37%, due 11/01/25	2,413,800
160,000	Tulsa Airports Improvement Trust, 7.75%, due 06/01/35†	165,560

		36,546,043

	Sovereign Debt Obligations — 2.0%

6,500,000	Australia Government Bond, 4.75%, due 06/15/16	6,923,853
3,900,000	Australia Government Bond, 6.00%, due 02/15/17	4,393,291
900,000	Bundesrepublik Deutschland, 4.25%, due 07/04/18	1,436,171
2,500,000	Canadian Government Bond, 1.50%, due 03/01/12	2,596,286
2,500,000	Korea Housing Finance Corp., 4.13%, due 12/15/15 144A	2,579,290
2,600,000	Province of Ontario Canada, 2.70%, due 06/16/15	2,700,287
6,920	Russian Foreign — Eurobond, 7.50%, due 03/31/30†† 144A	8,174
112,000	United Mexican States, 6.75%, due 09/27/34	130,760

		20,768,112

	U.S. Government and Agency Obligations — 16.8%

351,010	FHLMC, 5.68%, due 02/01/37†	373,610
90,000	Financing Corp. FICO STRIPS, 0.00%, due 02/08/18¤ ‡	75,351

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

280,000	Financing Corp. FICO STRIPS, 0.00%, due 04/06/18¤ ‡	232,661
350,000	Financing Corp. FICO STRIPS, 0.00%, due 05/11/18¤ ‡	289,472
330,000	Financing Corp. FICO STRIPS, Series D, 0.00%, due 08/03/18¤ ‡	269,673
270,000	Financing Corp. FICO STRIPS, Series 7, 0.00%, due 08/03/18¤ ‡	220,641
150,000	Financing Corp. FICO STRIPS, Series 7, 0.00%, due 08/03/18¤ ‡	122,579
140,000	Financing Corp. FICO STRIPS, Series 8, 0.00%, due 08/03/18¤ ‡	114,407
330,000	Financing Corp. FICO STRIPS, 0.00%, due 11/02/18¤ ‡	266,063
150,000	Financing Corp. FICO STRIPS, 0.00%, due 03/07/19¤ ‡	118,772
50,000	Financing Corp. FICO STRIPS, 0.00%, due 06/06/19¤ ‡	39,067
20,000	Financing Corp. FICO STRIPS, 0.00%, due 09/26/19¤ ‡	15,356
830,000	FNMA, 0.00%, due 10/09/19‡	582,203
350,898	FNMA, 3.83%, due 06/01/36†	369,465
360,000	FNMA, 4.38%, due 10/15/15	399,331
148,585	FNMA, 5.05%, due 09/01/35†	158,025
1,850,000	FNMA, 5.25%, due 08/01/12	1,946,681
555,000	FNMA, 5.63%, due 07/15/37	627,524
434,038	FNMA, 5.78%, due 08/01/37†	465,754
585,000	FNMA, 6.63%, due 11/15/30	741,134
1,174,364	GNMA, 0.59%, due 12/20/60†	1,163,006
2,089,414	GNMA, 0.66%, due 02/20/61†	2,075,094
2,067,419	GNMA, 0.71%, due 01/20/61†	2,078,354
496,303	GNMA, 0.71%, due 03/20/61†	494,890
545,543	GNMA, 5.86%, due 09/20/40†	85,879
1,851,343	GNMA, 5.86%, due 11/20/40†	342,290
1,606,620	GNMA, 6.36%, due 11/20/38†	291,558
122,925	GNMA, 6.36%, due 11/20/38†	21,846
1,091,854	GNMA, 6.46%, due 01/20/40†	200,718
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	201,931
178,402	U.S. Treasury Bond, 2.38%, due 01/15/27	203,768
3,200,000	U.S. Treasury Bond, 3.88%, due 08/15/40	2,930,499
200,000	U.S. Treasury Bond, 4.25%, due 11/15/40	195,531
200,000	U.S. Treasury Bond, 4.38%, due 02/15/38	201,344
2,380,000	U.S. Treasury Bond, 4.38%, due 11/15/39	2,381,487
2,520,000	U.S. Treasury Bond, 4.38%, due 05/15/41	2,516,462
4,000,000	U.S. Treasury Bond, 4.50%, due 02/15/36	4,134,376
7,650,000	U.S. Treasury Bond, 4.75%, due 02/15/41	8,132,906
1,800,000	U.S. Treasury Bond, 5.25%, due 02/15/29	2,077,313
800,000	U.S. Treasury Bond, 7.50%, due 11/15/24	1,126,750
16,343,769	U.S. Treasury Inflation Indexed Bond, 1.13%, due 01/15/21(a)	16,987,305
1,897,150	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20	2,008,608
1,320,196	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28(a)	1,383,936
101,962	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26(a)	111,569
2,652,867	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40	2,892,662
2,669,654	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/41	2,906,378
1,195,606	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28(a)	1,576,613
1,354,132	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29	1,858,017
10,000	U.S. Treasury Note, 0.50%, due 05/31/13	10,012

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

11,800,000	U.S. Treasury Note, 0.63%, due 07/31/12	11,849,761
200,000	U.S. Treasury Note, 0.75%, due 03/31/13	201,203
1,100,000	U.S. Treasury Note, 0.88%, due 01/31/12	1,104,984
12,835,000	U.S. Treasury Note, 1.00%, due 07/31/11	12,847,039
10,000,000	U.S. Treasury Note, 1.00%, due 09/30/11	10,025,000
11,500,000	U.S. Treasury Note, 1.00%, due 10/31/11	11,536,834
12,000,000	U.S. Treasury Note, 1.00%, due 04/30/12	12,081,564
2,190,000	U.S. Treasury Note, 1.25%, due 04/15/14	2,221,140
70,000	U.S. Treasury Note, 1.38%, due 02/15/13	71,124
530,000	U.S. Treasury Note, 1.50%, due 06/30/16	523,623
10,380,000	U.S. Treasury Note, 1.75%, due 05/31/16	10,397,822
200,000	U.S. Treasury Note, 2.38%, due 08/31/14	209,297
23,610,000	U.S. Treasury Note, 2.38%, due 05/31/18	23,488,314
500,000	U.S. Treasury Note, 2.63%, due 11/15/20	481,640
6,400,000	U.S. Treasury Note, 2.75%, due 02/15/19(a)	6,462,502
3,500,000	U.S. Treasury Note, 2.88%, due 03/31/18	3,606,095
1,710,000	U.S. Treasury Note, 3.13%, due 05/15/21	1,705,462
800,000	U.S. Treasury Note, 3.25%, due 05/31/16	859,125
300,000	U.S. Treasury Note, 3.38%, due 11/15/19	312,797
1,050,000	U.S. Treasury Note, 3.63%, due 02/15/21	1,095,036

		179,099,233

	TOTAL DEBT OBLIGATIONS (COST $969,489,639)	982,522,860

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%

	Auto Manufacturers — 0.0%

7,935	General Motors Co.*	240,907

	Building Materials — 0.0%

280	Nortek, Inc.*	10,077
10,371	US Concrete, Inc.*¤	90,746

		100,823

	Diversified Financial Services — 0.0%

1,754	CIT Group, Inc.*	77,632

	Oil & Gas Services — 0.0%

181	SemGroup Corp.*	4,646

	TOTAL COMMON STOCKS (COST $487,778)	424,008

	PREFERRED STOCKS — 0.2%

	Banks — 0.1%

600	Wells Fargo & Co., 7.50% Class A	636,000

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — 0.1%

10,250	Citigroup Capital XII, 8.50%	264,655
27,625	Citigroup Capital XIII, 7.88%	767,423

		1,032,078

	Sovereign — 0.0%

1,450	FHLMC, 8.38%	4,278
700	FNMA, 0.00%	2,520
3,950	FNMA, 8.25%	8,492

		15,290

	TOTAL PREFERRED STOCKS (COST $1,535,272)	1,683,368

	WARRANTS — 0.0%

	Auto Manufacturers — 0.0%

7,214	General Motors Co., Strike Price $10.00, Expires 7/10/16*	154,380
7,214	General Motors Co., Strike Price $18.33, Expires 7/10/19*	114,919

		269,299

	Media — 0.0%

307	Charter Communications, Inc., Strike Price $46.68, Expires 11/30/14*	4,298

	Oil & Gas Services — 0.0%

190	SemGroup Corp., Strike Price $25.00, Expires 11/30/14* ¤	1,282

	TOTAL WARRANTS (COST $307,300)	274,879

Notional	Description	Value ($)
	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

31,000	OTC — U.S. Treasury 10-Year Futures Option with Merrill Lynch, Pierce, Fenner & Smith, Inc., Strike Price $124.00, Expires 08/26/11	21,797
63,000	OTC — U.S. Treasury 10-Year Futures Option with Merrill Lynch, Pierce, Fenner & Smith, Inc., Strike Price $123.50, Expires 07/22/11	24,609

	TOTAL CALL OPTIONS PURCHASED (COST $37,102)	46,406

	Put Options — 0.0%

160,000	Eurodollar Mid-Curve 1-Year Futures Option with Merrill Lynch, Pierce, Fenner & Smith, Inc., Strike Price $99.00, Expires 09/16/11	11,600
5,000,000	OTC 1-Year Interest Rate Swaption with Goldman Sachs Capital Markets, Strike Price $2.00, Expires 11/19/12	11,687

	TOTAL PUT OPTIONS PURCHASED (COST $26,733)	23,287

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 20.7%

	U.S. Government and Agency Obligations — 6.9%

10,800,000	FHLB, 0.20%, due 08/03/11	10,799,792
17,000,000	FHLB Discount Note, 0.00%, due 07/13/11‡	16,999,720
7,100,000	FHLMC Discount Note, 0.00%, due 08/11/11‡	7,099,434
7,100,000	FHLMC Discount Note, 0.00%, due 08/22/11‡	7,098,974
10,800,000	FHLMC Discount Note, 0.00%, due 08/30/11‡	10,799,816
16,000,000	FNMA Discount Note, 0.00%, due 08/08/11‡	15,998,987
2,900,000	FNMA Discount Note, 0.00%, due 10/04/11‡	2,899,771
1,200,000	FNMA Discount Note, 0.00%, due 12/01/11‡	1,199,592
378,000	United States Treasury Bill, 0.16%, due 08/25/11(a)	377,913
241,000	United States Treasury Bill, 0.25%, due 08/25/11	240,943

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $73,510,962)	73,514,942

	Repurchase Agreements — 7.0%

6,600,000	Citigroup Global Markets, Inc. (Dated 6/30/2011 Collateralized by a Federal National Mortgage Association, with a rate of 3.650% with a maturity of 12/08/2020, valued at $6,775,420. Repurchase proceeds are $6,600,007), 0.04%, due 07/01/11	6,600,000
7,500,000	JPMorgan Securities LLC (Dated 6/30/2011 Collateralized by a Federal Home Loan Bank, with a rate of 0.450% with a maturity of 07/15/2011, valued at $7,625,000. Repurchase proceeds are $7,500,008), 0.04%, due 07/01/11	7,500,000
28,400,000	Morgan Stanley & Co. LLC (Dated 6/30/2011 Collateralized by U.S. Treasury Notes, with rates from 0.000% — 1.500% with maturities from 06/28/2012 — 06/30/2016, valued at $ 29,236,507. Repurchase proceeds are $28,400,008), 0.01%, due 07/01/11	28,400,000
30,200,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. (Dated 6/30/2011 Collateralized by a U.S. Treasury Note, with a rate of 1.875% with a maturity of 04/30/2014, valued at $31,046,346. Repurchase proceeds are $30,200,008), 0.01%, due 07/01/11	30,200,000
2,500,000	Barclays Capital, Inc. (Dated 06/30/2011. Collateralized by a U.S. Treasury Note, with a rate of 1.875% with a maturity of 07/15/2015, valued at $2,573,810. Repurchase proceeds are $2,500,000), 0.01%, due 07/01/11	2,500,000

	TOTAL REPURCHASE AGREEMENTS (COST $75,200,000)	75,200,000

	Bank Deposit — 6.8%

72,894,353	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/11	72,894,353

	TOTAL SHORT-TERM INVESTMENTS (COST $221,605,315)	221,609,295

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 113.0% (Cost $1,193,489,139)	1,206,584,103

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	TBA SALE COMMITMENTS — (2.4)%

	TBA Sale Commitments — (2.4)%

(8,000,000)	FNMA TBA, 4.00%, due 11/01/39	(8,002,496)
(17,000,000)	FNMA TBA, 4.50%, due 03/01/39	(17,592,348)

		(25,594,844)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $25,645,820)	(25,594,844)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 110.6% (Cost $1,167,843,319)	1,180,989,259

	Other Assets and Liabilities (net) — (10.6)%	(112,875,567)

	NET ASSETS — 100.0%	$1,068,113,692

	Notes to Schedule of Investments:

	FHLB — Federal Home Loan Bank

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

	GNMA — Government National Mortgage Association

	MTN — Medium Term Note

	PIK — Payment In Kind

	REIT — Real Estate Investment Trust

	REMIC — Real Estate Mortgage Investment Conduit

	TBA — To Be Announced

	(a) All or a portion of this security is held for open futures collateral.

	* Non-income producing security

 ¤ Illiquid security. The total market value of the securities at period end is $26,203,591 which represents 2.5% of net assets. The aggregate tax cost of these securities held at June 30, 2011 was $27,981,708.

 **** Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2011 was $143,015.

	† Floating rate note. Rate shown is as of June 30, 2011.

	†† Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

	††† Security is currently in default.

	‡ Zero coupon bond

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $83,929,960 which represents 7.9% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

A summary of outstanding financial instruments at June 30, 2011 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
Buys
9/19/11	CAD	Royal Bank of Canada	520,000	$538,256	$10,955
9/14/11	CNY	Bank of America N.A.	4,046,805	626,524	17,525
9/14/11	CNY	Citibank N.A.	1,407,680	217,936	5,936
2/13/12	CNY	Citibank N.A.	4,642,400	723,856	4,160
11/15/11	CNY	JPMorgan Chase Bank	5,986,164	929,348	(1,916)
2/13/12	CNY	JPMorgan Chase Bank	41,623,700	6,490,086	99,081
9/14/11	CNY	Royal Bank of Scotland Plc	875,160	135,492	3,492
9/14/11	CNY	UBS AG	2,095,080	324,359	8,359
7/18/11	EUR	JPMorgan Chase Bank	393,000	570,569	15,358
8/12/11	INR	HSBC Bank USA	57,057,480	1,268,212	4,761
8/12/11	KRW	JPMorgan Chase Bank	4,489,590,000	4,195,297	106,975
9/09/11	SGD	Goldman Sachs	1,000,000	814,753	2,530
9/09/11	SGD	JPMorgan Chase Bank	1,723,693	1,404,383	3,997
9/09/11	SGD	Royal Bank of Scotland Plc	1,000,000	814,753	10,228
9/09/11	SGD	UBS AG	700,000	570,327	422
1/11/12	TWD	Citibank N.A.	121,918,080	4,262,497	12,259

					$304,122

Sales
7/29/11	AUD	Bank of America N.A.	10,740,000	$11,490,680	$(300,674)
7/18/11	EUR	Citibank N.A.	43,000	62,429	(1,422)
8/18/11	EUR	Citibank N.A.	576,166	834,308	(16,325)
7/18/11	EUR	Credit Suisse Londan Branch (GFX)	6,437,000	9,345,432	(69,096)
7/18/11	EUR	Royal Bank of Scotland Plc	1,022,000	1,483,771	(21,258)
9/13/11	GBP	UBS AG	1,750,000	2,809,472	64,050

					$(344,725)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound Sterling
INR	Indian Rupee
KRW	South Korean Won
SGD	Singapore Dollar
TWD	Taiwan Dollar

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
75	Eurodollar 90 Day	September 2015	$18,043,125	$(31,875)
38	Eurodollar 90 Day	June 2015	9,160,850	(16,150)
13	Euribor 90 Day	March 2012	4,619,183	21,675
204	Eurodollar 90 Day	March 2014	49,791,300	336,600
29	Euro-Bobl	September 2011	4,901,679	5,596
108	Eurodollar 90 Day	March 2012	26,869,050	79,363
143	Euribor 90 Day	September 2011	50,935,406	46,305
376	Eurodollar 90 Day	December 2011	93,605,200	160,663
132	U.S. Treasury Bond 30 Yr.	September 2011	16,665,000	(163,938)

				$438,239

Sales
31	Eurodollar 90 Day	March 2013	$7,647,700	$5,112
447	U.S. Treasury Note 10 Yr.	September 2011	54,680,672	(50,203)
41	U.S. Treasury Bond 30 Yr.	September 2011	5,044,281	38,086
102	U.S. Treasury Note 5 Yr.	September 2011	12,157,922	71,977
89	U.S. Treasury Note 2 Yr.	September 2011	19,521,594	(39,656)

				$25,316

Written Options

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	June 30, 2011
CALL — EURODOLLAR FUTURES	Citigroup Global Markets, Inc.	49	21,428	(37,975)
Strike @ $99.38 Expires 09/19/2011
CALL — EURODOLLAR FUTURES	Merrill Lynch, Pierce, Fenner, & Smith, Inc.	26	18,441	(22,750)
Strike @ $99.25 Expires 03/19/2012
CALL — EURODOLLAR FUTURES	Merrill Lynch, Pierce, Fenner, & Smith, Inc.	38	21,039	(23,513)
Strike @ $99.38 Expires 03/19/2012
CALL — EURODOLLAR FUTURES	Merrill Lynch, Pierce, Fenner, & Smith, Inc.	44	15,044	(17,050)
Strike @ $99.50 Expires 03/19/2012
CALL — OTC 10 YEAR INTEREST RATE SWAPTION	Merrill Lynch, Pierce, Fenner, & Smith, Inc.	21	8,135	(1,312)
Strike @ $125.50 Expires 07/22/2011

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	June 30, 2011

CALL — OTC 10 YEAR INTEREST RATE SWAPTION	Merrill Lynch, Pierce, Fenner, & Smith, Inc.	21	17,979	(6,562)
Strike @ $125.50 Expires 08/26/2011
CALL — OTC 10 YEAR INTEREST RATE SWAPTION	Royal Bank of Scotland Plc	1,700,000	8,372	(10,668)
Strike @ $3.00 Expires 10/11/2011
CALL — OTC 1YR. VS. 1YR. FORWARD VOLATILITY AGREEMENT	Goldman Sachs Capital Markets	20,700,000	109,300	(133,974)
Strike @ TBD Expires 10/11/2011
CALL — OTC 1YR. VS. 2YR. FORWARD VOLATILITY AGREEMENT	Morgan Stanley Capital Services, Inc.	21,200,000	231,398	(347,511)
Strike @ TBD Expires 11/14/2011
CALL — OTC 5 YEAR INTEREST RATE SWAPTION	Credit Suisse Securities	28	8,889	(6,344)
Strike @ $120.00 Expires 07/22/2011
PUT — 5 YEAR CREDIT DEFAULT SWAPTION ON DOW JONES CDX INDEX	Morgan Stanley Capital Services, Inc.	21,100,000	97,060	(82,616)
Strike @ $1.20 Expires 12/21/2011
PUT — EURODOLLAR FUTURES	Citigroup Global Markets, Inc.	49	28,553	(3,675)
Strike @ $99.38 Expires 09/19/2011
PUT — EURODOLLAR FUTURES	Merrill Lynch, Pierce, Fenner, & Smith, Inc.	44	18,220	(15,400)
Strike @ $99.50 Expires 03/19/2012
PUT — EURODOLLAR FUTURES	Merrill Lynch, Pierce, Fenner, & Smith, Inc.	26	14,215	(5,525)
Strike @ $99.25 Expires 03/19/2012
PUT — EURODOLLAR FUTURES	Merrill Lynch, Pierce, Fenner, & Smith, Inc.	38	15,076	(10,212)
Strike @ $99.38 Expires 03/19/2012
PUT — EURODOLLAR MID-CURVE 1 YEAR FUTURES	Merrill Lynch, Pierce, Fenner, & Smith, Inc.	64	7,242	(1,200)
Strike @ $98.25 Expires 09/16/2011

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	June 30, 2011

PUT — OTC 1 YEAR INTEREST RATE SWAPTION	Goldman Sachs Capital Markets	5,000,000	28,526	(28,749)
Strike @ $1.00 Expires 11/19/2012
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Merrill Lynch, Pierce, Fenner, & Smith, Inc.	21	13,385	(22,313)
Strike @ $121.50 Expires 08/26/2011
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Royal Bank of Scotland Plc	1,700,000	12,750	(3,413)
Strike @ $4.25 Expires 10/11/2011
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Royal Bank of Scotland Plc	300,000	2,040	(4)
Strike @ $10.00 Expires 07/10/2012
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Credit Suisse Securities	100,000	690	(1)
Strike @ $10.00 Expires 07/10/2012
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Morgan Stanley Capital Services, Inc.	4,000,000	24,503	(54)
Strike @ $10.00 Expires 07/10/2012
PUT — OTC 2 YEAR INTEREST RATE SWAPTION	Bank of America N.A.	500,000	3,417	(2,541)
Strike @ $2.25 Expires 09/24/2012
PUT — OTC 2 YEAR INTEREST RATE SWAPTION	Citibank N.A.	400,000	2,725	(2,033)
Strike @ $2.25 Expires 09/24/2012
PUT — OTC 2 YEAR INTEREST RATE SWAPTION	Morgan Stanley Capital Services, Inc.	1,000,000	6,400	(5,082)
Strike @ $2.25 Expires 09/24/2012
PUT — OTC 2 YEAR INTEREST RATE SWAPTION	Goldman Sachs Capital Markets	100,000	593	(508)
Strike @ $2.25 Expires 09/24/2012
PUT — OTC 3 YEAR INTEREST RATE SWAPTION	Morgan Stanley Capital Services, Inc.	1,600,000	14,049	(5,846)
Strike @ $3.00 Expires 06/18/2012
PUT — OTC 3 YEAR INTEREST RATE SWAPTION	Royal Bank of Scotland Plc	6,300,000	61,740	(30,036)
Strike @ $2.75 Expires 06/18/2012

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	June 30, 2011
PUT — OTC 5 YEAR INTEREST RATE SWAPTION	Credit Suisse Securities	28	8,511	(5,906)
Strike @ $118.00 Expires 07/22/2011

TOTAL			$819,720	$(832,773)

Interest Rate Swaps

		Unrealized
	Notional	Appreciation
Description	Amount	(Depreciation)
Agreement with Royal Bank of Scotland Plc dated 06/07/11 receiving a fixed rate of 3.50% paying the notional amount multiplied by the three-month LIBOR rate. Expiring 06/17/16	$59,200,000	$(103,961)

		$(103,961)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
$1,600,000	12/20/19	Bank Of America N.A.	$(19,602)
8,500,000	06/20/15	Morgan Stanley Capital Services, Inc.	(100,770)
4,400,000	03/20/21	Goldman Sachs International	114,125
1,300,000	12/20/19	UBS AG	(15,927)
900,000	03/20/16	Deutsche Bank AG	26,145
1,400,000	03/20/16	Morgan Stanley Capital Services, Inc.	40,669
400,000	12/20/15	Deutsche Bank AG	5,684

			$50,324

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	92.1
Short-Term Investments	20.7
Preferred Stocks	0.2
Futures Contracts	0.0
Common Stocks	0.0
Warrants	0.0
Options Purchased	0.0
Forward Foreign Currency Contracts	0.0
Swaps	0.0
Written Options	(0.1)
TBA Sale Commitments	(2.4)
Other Assets and Liabilities (net)	(10.5)

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 99.3%

	Asset Backed Securities — 13.1%

175,000	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, due 05/15/14	176,279
200,000	Ally Auto Receivables Trust, Series 2010-2, Class A4, 2.09%, due 05/15/15	204,259
65,000	Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, due 08/17/15	65,331
200,000	Ally Auto Receivables Trust, Series 2011-1, Class A4, 2.23%, due 03/15/16	204,037
179,724	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2, 1.22%, due 10/08/13	180,172
135,000	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A3, 1.71%, due 08/08/14	136,275
167,548	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, due 09/15/13 144A	168,555
210,000	Bank of America Auto Trust, Series 2010-2, Class A3, 1.31%, due 07/14/14	211,407
187,303	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A4, 5.30%, due 05/15/14	190,646
73,092	CarMax Auto Owner Trust, Series 2007-2, Class A4, 5.27%, due 11/15/12	73,496
81,820	CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, due 03/15/13	82,746
184,305	CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.74%, due 04/15/14	185,774
108,788	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 1A6, 4.36%, due 08/25/14	109,870
303,664	Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, due 01/15/16	307,440
400,000	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.59%, due 10/15/13 144A	404,209
22,047	CNH Equipment Trust, Series 2009-A, Class A3, 5.28%, due 11/15/12	22,139
230,000	CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, due 01/15/16	235,857
115,000	CNH Equipment Trust, Series 2011-A, Class A3, 1.20%, due 05/16/16	115,338
172,349	Ford Credit Auto Owner Trust, Series 2009-B, Class A3, 2.79%, due 08/15/13	174,045
116,363	Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, due 01/15/14	117,074
124,000	Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, due 11/15/14	127,352
200,000	Ford Credit Auto Owner Trust, Series 2011-A, Class A3, 0.97%, due 01/15/15	200,690
100,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, due 11/15/17	106,582
128,793	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3, 1.74%, due 09/15/13	129,430
125,000	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A4, 2.54%, due 04/15/17	127,177
120,000	Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, due 05/20/13	120,831
30,000	Hyundai Auto Receivables Trust, Series 2010-A, Class A4, 2.45%, due 12/15/16	30,895
25,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.97%, due 04/15/15	25,093
65,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.63%, due 03/15/17	65,027
40,800	John Deere Owner Trust, Series 2009-A, Class A3, 2.59%, due 10/15/13	41,051
450,000	John Deere Owner Trust, Series 2009-A, Class A4, 3.96%, due 05/16/16	462,746
25,000	John Deere Owner Trust, Series 2011-A, Class A3, 1.29%, due 01/15/16	25,184
185,000	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, due 08/15/14	186,554
164,408	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, due 09/15/14	167,789
62,472	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, due 02/15/13	63,007
20,000	Santander Drive Auto Receivables Trust, Series 2010-3, Class A3, 1.20%, due 06/16/14	20,069

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

300,000	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, due 11/17/14 144A	303,453
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36¤ 144A	1
178,000	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.53%, due 07/15/15	183,124
32,301	World Omni Auto Receivables Trust, Series 2009-A, Class A3, 3.33%, due 05/15/13	32,553
260,000	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.21%, due 05/15/15	265,431

		6,048,988

	Corporate Debt — 19.6%

20,000	Abbott Laboratories, 2.70%, due 05/27/15	20,811
45,000	Alabama Power Co., Series 2, 5.80%, due 11/15/13	49,832
80,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	86,254
35,000	American Express Co., 7.25%, due 05/20/14	40,055
25,000	American Express Credit Corp., 5.13%, due 08/25/14	27,303
105,000	American Express Credit Corp., 7.30%, due 08/20/13	116,922
150,000	American Honda Finance Corp., 2.38%, due 03/18/13 144A	152,911
60,000	AON Corp., 3.50%, due 09/30/15	61,732
60,000	Arrow Electronics, Inc., 6.88%, due 07/01/13	65,400
55,000	Atmos Energy Corp., 4.95%, due 10/15/14	60,181
15,000	BAE Systems Holdings, Inc., 4.95%, due 06/01/14 144A	16,127
10,000	BAE Systems Holdings, Inc., 5.20%, due 08/15/15 144A	10,867
25,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	27,042
80,000	Bank of New York Mellon Corp. (The), 5.13%, due 08/27/13	86,885
65,000	Bank of Nova Scotia, 2.25%, due 01/22/13	66,565
40,000	BB&T Corp., 3.20%, due 03/15/16	40,962
100,000	BB&T Corp., 5.70%, due 04/30/14	111,055
170,000	BellSouth Corp., 5.20%, due 09/15/14	187,428
30,000	BHP Billiton Finance USA, Ltd., 4.80%, due 04/15/13	32,077
30,000	BHP Billiton Finance USA, Ltd., 8.50%, due 12/01/12	33,139
35,000	BlackRock, Inc., 3.50%, due 12/10/14	36,915
20,000	Boeing Co. (The), 5.00%, due 03/15/14	22,009
80,000	BP Capital Markets Plc, 3.63%, due 05/08/14	84,147
30,000	Burlington Northern Santa Fe LLC, 7.00%, due 02/01/14	34,172
15,000	Canadian Imperial Bank of Commerce/Canada, 2.35%, due 12/11/15	14,980
15,000	Canadian National Railway Co., 4.40%, due 03/15/13	15,908
25,000	Canadian Natural Resources, Ltd., 4.90%, due 12/01/14	27,594
35,000	Capital One Financial Corp., 7.38%, due 05/23/14	39,991
25,000	Cargill, Inc., 4.38%, due 06/01/13 144A	26,451
75,000	Caterpillar Financial Services Corp., 6.13%, due 02/17/14	84,347
25,000	Caterpillar, Inc., 7.00%, due 12/15/13	28,554
15,000	CBS Corp., 8.20%, due 05/15/14	17,573
195,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, due 02/01/14	215,065
15,000	CenterPoint Energy Houston Electric LLC, Series U, 7.00%, due 03/01/14	17,161
25,000	CenterPoint Energy Resources Corp., 5.95%, due 01/15/14	27,540
25,000	Charles Schwab Corp. (The), 4.95%, due 06/01/14	27,429
20,000	Cisco Systems, Inc., 5.50%, due 02/22/16	22,764

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

315,000	Citigroup, Inc., Global Note, 5.50%, due 04/11/13	334,569
100,000	CME Group, Inc., 5.75%, due 02/15/14	111,143
35,000	CNA Financial Corp., 5.85%, due 12/15/14	37,946
40,000	Coca-Cola Co. (The), 1.50%, due 11/15/15	39,312
30,000	Comcast Cable Communications LLC, 7.13%, due 06/15/13	33,376
70,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.85%, due 01/10/14	70,800
50,000	Cox Communications, Inc., 5.45%, due 12/15/14	55,771
150,000	Credit Suisse, 5.00%, due 05/15/13	160,184
80,000	Credit Suisse, 5.13%, due 01/15/14	86,795
30,000	Crown Castle Towers LLC, 3.21%, due 08/15/15 144A	30,491
60,000	CSX Corp., 6.30%, due 03/15/12	62,353
15,000	Daimler Finance North America LLC, 7.30%, due 01/15/12	15,524
30,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	33,393
20,000	Dell, Inc., 4.70%, due 04/15/13	21,316
60,000	Delmarva Power & Light Co., Series I, 6.40%, due 12/01/13	67,184
25,000	Deutsche Bank AG, 3.88%, due 08/18/14	26,297
65,000	Deutsche Bank Financial LLC, 5.38%, due 03/02/15	69,279
75,000	Deutsche Telekom International Finance BV, 4.88%, due 07/08/14	81,914
60,000	Diageo Finance BV, 5.50%, due 04/01/13	64,830
30,000	Dow Chemical Co. (The), 5.90%, due 02/15/15	33,727
10,000	Dow Chemical Co. (The), 7.60%, due 05/15/14	11,604
20,000	Duke Energy Carolinas LLC, 5.75%, due 11/15/13	22,199
15,000	Duke Energy Corp., 3.35%, due 04/01/15	15,592
35,000	Duke Energy Corp., 5.65%, due 06/15/13	37,973
25,000	eBay, Inc., 1.63%, due 10/15/15	24,453
10,000	EI Du Pont de Nemours & Co., 5.88%, due 01/15/14	11,127
35,000	Emerson Electric Co., 5.00%, due 12/15/14	39,075
25,000	ERAC USA Finance Co., Series 1, 2.75%, due 07/01/13 144A	25,517
55,000	General Electric Capital Corp., 4.75%, due 09/15/14	59,661
485,000	General Electric Capital Corp., 4.88%, due 03/04/15	527,848
30,000	General Electric Capital Corp., 5.50%, due 06/04/14	33,010
30,000	General Mills, Inc., 5.65%, due 09/10/12	31,706
85,000	Goldman Sachs Group (The), Inc., 3.63%, due 02/07/16	86,013
106,000	Goldman Sachs Group (The), Inc., 3.70%, due 08/01/15	108,038
116,000	Goldman Sachs Group (The), Inc., 5.00%, due 10/01/14	124,340
50,000	Goldman Sachs Group (The), Inc., 5.70%, due 09/01/12	52,591
120,000	Hewlett-Packard Co., 6.13%, due 03/01/14	134,695
45,000	Honeywell International, Inc., 3.88%, due 02/15/14	48,377
50,000	International Business Machines Corp., 7.50%, due 06/15/13	56,373
20,000	Intuit, Inc., 5.40%, due 03/15/12	20,629
50,000	Jackson National Life Global Funding, 5.38%, due 05/08/13 144A	53,553
61,000	Jefferies Group, Inc., 3.88%, due 11/09/15	62,052
60,000	John Deere Capital Corp., 4.50%, due 04/03/13	63,846
20,000	John Deere Capital Corp., 4.90%, due 09/09/13	21,719
35,000	Johnson Controls, Inc., 4.88%, due 09/15/13	37,737
15,000	KCP&L Greater Missouri Operations Co., 11.88%, due 07/01/12	16,530
60,000	KeyCorp, 6.50%, due 05/14/13	65,318

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

15,000	Macquarie Group, Ltd., 7.30%, due 08/01/14 144A	16,800
45,000	Merck & Co., Inc., 4.75%, due 03/01/15	50,159
50,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	53,060
160,000	Merrill Lynch & Co., Inc., 6.15%, due 04/25/13	171,871
100,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	102,226
100,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	106,448
100,000	Morgan Stanley, 4.10%, due 01/26/15	102,824
100,000	Morgan Stanley, 6.00%, due 05/13/14	108,984
25,000	NASDAQ OMX Group (The), Inc., 4.00%, due 01/15/15	25,310
50,000	National City Corp., 4.90%, due 01/15/15	54,690
40,000	National Rural Utilities Cooperative Finance Corp., 2.63%, due 09/16/12	40,929
50,000	National Semiconductor Corp., 3.95%, due 04/15/15	53,204
65,000	New York Life Global Funding, 3.00%, due 05/04/15 144A	67,286
15,000	News America, Inc., 7.60%, due 10/11/15	17,847
50,000	Nisource Finance Corp., 6.15%, due 03/01/13	53,806
20,000	Nomura Holdings, Inc., 4.13%, due 01/19/16	20,275
40,000	Nomura Holdings, Inc., 5.00%, due 03/04/15	42,209
10,000	Northern States Power Co., Series B, 8.00%, due 08/28/12	10,822
25,000	Northern Trust Corp., 4.63%, due 05/01/14	27,320
60,000	Northern Trust Corp., 5.50%, due 08/15/13	65,710
20,000	Nucor Corp., 5.00%, due 12/01/12	21,120
60,000	Ohio Power Co., Series L, 5.75%, due 09/01/13	65,488
20,000	Oncor Electric Delivery Co. LLC, 6.38%, due 01/15/15	22,772
45,000	Oracle Corp., 3.75%, due 07/08/14	48,278
25,000	PACCAR, Inc., 6.38%, due 02/15/12	25,851
160,000	PacifiCorp, 5.45%, due 09/15/13	174,954
25,000	PC Financial Partnership, 5.00%, due 11/15/14	27,454
80,000	PepsiCo, Inc., 3.75%, due 03/01/14	85,424
25,000	PG&E Corp., 5.75%, due 04/01/14	27,613
15,000	Pitney Bowes, Inc., 3.88%, due 06/15/13	15,666
10,000	Pitney Bowes, Inc., 4.88%, due 08/15/14	10,761
30,000	Potash Corp. of Saskatchewan, Inc., 3.75%, due 09/30/15	31,904
35,000	PPG Industries, Inc., 5.75%, due 03/15/13	37,612
80,000	Praxair, Inc., 2.13%, due 06/14/13	82,056
60,000	Pricoa Global Funding I, 5.45%, due 06/11/14 144A	65,734
65,000	Procter & Gamble Co. (The), 4.95%, due 08/15/14	72,818
50,000	Protective Life Secured Trusts, 5.45%, due 09/28/12	52,260
15,000	Public Service Electric & Gas Co., 2.70%, due 05/01/15	15,333
10,000	Rio Tinto Finance USA, Ltd., 1.88%, due 11/02/15	9,866
30,000	Rio Tinto Finance USA, Ltd., 8.95%, due 05/01/14	36,049
25,000	Ryder System, Inc., 6.00%, due 03/01/13	26,792
60,000	SABMiller Plc, 5.50%, due 08/15/13 144A	65,023
50,000	Sempra Energy, 6.00%, due 02/01/13	53,622
40,000	Shell International Finance BV, 1.88%, due 03/25/13	40,878
45,000	Shell International Finance BV, 4.00%, due 03/21/14	48,478
30,000	Southern California Edison Co., 4.15%, due 09/15/14	32,404
15,000	Spectra Energy Capital LLC, 5.67%, due 08/15/14	16,619
15,000	State Street Corp., 2.88%, due 03/07/16	15,234

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

55,000	State Street Corp., 4.30%, due 05/30/14	59,520
35,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	42,998
15,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	16,152
55,000	Time Warner Cable, Inc., 3.50%, due 02/01/15	57,418
50,000	Time Warner Cable, Inc., 8.25%, due 02/14/14	58,192
22,000	Total Capital Canada, Ltd., 1.63%, due 01/28/14	22,333
36,000	Toyota Motor Credit Corp., 3.20%, due 06/17/15	37,450
20,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	21,312
30,000	Travelers Property Casualty Corp., 5.00%, due 03/15/13	31,987
25,000	Union Pacific Corp., 5.45%, due 01/31/13	26,753
60,000	United Technologies Corp., 4.88%, due 05/01/15	66,795
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/14	16,453
70,000	US Bancorp, 1.38%, due 09/13/13	70,355
75,000	US Bancorp, 3.15%, due 03/04/15	78,389
35,000	Verizon Communications, Inc., 5.55%, due 02/15/16	39,469
50,000	Verizon New Jersey, Inc., Series A, 5.88%, due 01/17/12	51,381
65,000	Vodafone Group Plc, 4.15%, due 06/10/14	69,789
60,000	Wachovia Corp., 4.88%, due 02/15/14	63,865
70,000	Wachovia Corp., 5.50%, due 05/01/13	75,308
50,000	Wal-Mart Stores, Inc., 4.55%, due 05/01/13	53,517
40,000	Wal-Mart Stores, Inc., 7.25%, due 06/01/13	44,881
50,000	WEA Finance LLC/WT Finance Aust Pty, Ltd., 7.50%, due 06/02/14 144A	57,670
30,000	WellPoint, Inc., 5.00%, due 12/15/14	33,079
100,000	Wells Fargo & Co., 4.38%, due 01/31/13	104,992
55,000	Westpac Banking Corp., 4.20%, due 02/27/15	58,250
15,000	Wisconsin Electric Power Co., 6.00%, due 04/01/14	16,925
65,000	Wyeth, 5.50%, due 02/01/14	72,112
25,000	Xerox Corp., 4.25%, due 02/15/15	26,641
20,000	Xerox Corp., 5.65%, due 05/15/13	21,542

		9,079,299

	Mortgage Backed Securities - Private Issuers — 5.2%

215,000	Banc of America Mortgage Securities, Inc., Series 2004-3, Class 1A26, 5.50%, due 04/25/34	220,961
130,131	Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A3, 4.80%, due 01/12/41	132,654
50,427	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42†	52,711
108,511	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.25%, due 09/25/33	113,881
147,177	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 5.44%, due 09/15/30† 144A	152,625
250,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.35%, due 01/17/32†	275,486
2,041	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	2,084
57,375	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-17, Class 2A6, 3.50%, due 07/25/18	58,861

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued

118,724	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.25%, due 11/25/33	123,214
90,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.85%, due 03/15/39†	98,168
90,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, due 08/10/38†	97,419
122,521	Honda Auto Receivables Owner Trust, Series 2010-1, Class A3, 1.25%, due 10/21/13	123,101
92,619	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.00%, due 09/25/19	96,717
128,516	MASTR Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, due 09/25/18	131,506
100,000	Morgan Stanley Re-REMIC Trust, Series 2010-HQ4B, Class A7A, 4.97%, due 04/16/40 144A	105,624
122,615	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, due 10/29/20	122,476
66,416	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, due 12/08/20	66,447
87,509	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, due 02/25/19	88,538
181,740	WaMu Mortgage Pass-Through Certificates, Series 2003-S1, Class A5, 5.50%, due 04/25/33	187,645
163,424	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS2, Class 3A1, 5.00%, due 03/25/18	166,863

		2,416,981

	Mortgage Backed Securities - U.S. Government Agency Obligations — 17.5%

54,209	FHLMC, Pool # B14248, 4.00%, due 05/01/14	55,696
66,085	FHLMC, Pool # C91030, 5.50%, due 05/01/27	71,684
172,728	FHLMC, Pool # G11977, 6.00%, due 05/01/21	189,100
30,249	FHLMC, Series 2394, Class KD, 6.00%, due 12/15/16	32,506
101,487	FHLMC, Series 2405, Class PE, 6.00%, due 01/15/17	109,052
69,687	FHLMC, Series 2513, Class DM, 5.50%, due 10/15/17	75,717
53,783	FHLMC, Series 2566, Class LH, 5.00%, due 04/15/32	55,846
195,352	FHLMC, Series 2590, Class AQ, 4.25%, due 03/15/18	208,127
41,149	FHLMC, Series 2594, Class YA, 4.00%, due 04/15/23	43,341
29,323	FHLMC, Series 2610, Class DJ, 4.00%, due 03/15/33	29,976
42,133	FHLMC, Series 2614, Class NA, 3.75%, due 04/15/33	43,438
70,544	FHLMC, Series 2614, Class UD, 5.50%, due 06/15/31	72,782
38,408	FHLMC, Series 2617, Class KD, 5.00%, due 05/15/20	40,483
76,603	FHLMC, Series 2644, Class ED, 4.00%, due 02/15/18	79,709
150,000	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	160,967
17,936	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	18,149
60,000	FHLMC, Series 2675, Class CK, 4.00%, due 09/15/18	63,385
170,000	FHLMC, Series 2682, Class LC, 4.50%, due 07/15/32	181,835
200,000	FHLMC, Series 2695, Class BG, 4.50%, due 04/15/32	214,061
185,000	FHLMC, Series 2709, Class PE, 5.00%, due 12/15/22	202,233
50,000	FHLMC, Series 2714, Class BQ, 4.50%, due 12/15/18	54,152
66,865	FHLMC, Series 2751, Class VC, 5.00%, due 02/15/15	67,175
169,340	FHLMC, Series 2758, Class VG, 5.50%, due 02/15/15	180,372
111,396	FHLMC, Series 2760, Class LB, 4.50%, due 01/15/33	118,002
120,000	FHLMC, Series 2827, Class QE, 5.50%, due 03/15/33	128,629

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

120,000	FHLMC, Series 2840, Class BC, 5.00%, due 01/15/32	125,431
82,730	FHLMC, Series 2864, Class NA, 5.50%, due 01/15/31	86,331
99,993	FHLMC, Series 2866, Class W, 4.50%, due 08/15/34	106,267
139,687	FHLMC, Series 2881, Class AE, 5.00%, due 08/15/34	150,344
130,000	FHLMC, Series 2899, Class KB, 4.50%, due 03/15/19	138,734
76,304	FHLMC, Series 2931, Class AM, 4.50%, due 07/15/19	80,276
200,000	FHLMC, Series 2931, Class DC, 4.00%, due 06/15/18	208,899
225,000	FHLMC, Series 2931, Class QC, 4.50%, due 01/15/19	237,508
50,000	FHLMC, Series 2962, Class YE, 4.50%, due 09/15/18	53,458
59,974	FHLMC, Series 3001, Class BN, 4.50%, due 06/15/33	63,443
174,961	FHLMC, Series 3035, Class PA, 5.50%, due 09/15/35	189,020
87,000	FHLMC, Series 3088, Class CK, 5.50%, due 06/15/33	90,380
75,919	FNMA, Pool # 255598, 5.00%, due 12/01/14	79,152
104,926	FNMA, Pool # 254762, 5.00%, due 05/01/23	113,189
56,520	FNMA, Pool # 254831, 5.00%, due 08/01/23	60,971
147,626	FNMA, Pool # 254420, 6.00%, due 07/01/22	163,099
198,584	FNMA, Pool # 254471, 6.00%, due 09/01/22	219,398
85,019	FNMA, Pool # AE0081, 6.00%, due 06/01/25	93,025
28,730	FNMA, Pool # 251812, 6.50%, due 07/01/13	29,947
47,870	FNMA, Series 2001-51, Class GH, 5.50%, due 10/25/31	52,700
31,677	FNMA, Series 2002-19, Class PE, 6.00%, due 04/25/17	34,074
89,847	FNMA, Series 2002-63, Class NB, 5.50%, due 10/25/32	98,903
103,747	FNMA, Series 2003-14, Class AQ, 3.50%, due 03/25/33	108,251
129,234	FNMA, Series 2003-21, Class OA, 4.00%, due 03/25/33	133,972
95,099	FNMA, Series 2003-35, Class UN, 4.25%, due 05/25/33	100,557
108,617	FNMA, Series 2003-39, Class LD, 4.50%, due 10/25/22	113,376
44,432	FNMA, Series 2003-42, Class EP, 4.00%, due 11/25/22	46,159
38,391	FNMA, Series 2003-45, Class AB, 3.75%, due 05/25/33	39,789
98,882	FNMA, Series 2003-64, Class TH, 5.00%, due 07/25/23	107,993
30,000	FNMA, Series 2003-9, Class EB, 5.00%, due 02/25/18	33,314
89,647	FNMA, Series 2003-92, Class GA, 4.50%, due 09/25/18	93,163
110,000	FNMA, Series 2004-81, Class KD, 4.50%, due 07/25/18	114,997
157,464	FNMA, Series 2005-62, Class CQ, 4.75%, due 07/25/35	167,021
140,720	FNMA, Series 2007-59, Class AQ, 5.75%, due 07/25/35	152,819
83,800	FNMA REMIC, Series 1998-37, Class VZ, 6.00%, due 06/17/28	92,701
125,000	FNMA REMIC, Series 2004-101, Class PD, 5.00%, due 06/25/30	131,096
217,927	FNMA REMIC, Series 2004-90, Class GA, 4.35%, due 03/25/34	227,462
153,827	FNMA REMIC, Series 2005-31, Class PA, 5.50%, due 10/25/34	168,389
46,553	FNMA REMIC, Series 2005-58, Class MA, 5.50%, due 07/25/35	51,135
160,000	GNMA, Series 2003-105, Class VH, 4.50%, due 01/16/28	169,766
123,521	GNMA, Series 2003-15, Class PE, 5.50%, due 02/20/33	137,000
76,764	GNMA, Series 2003-18, Class OA, 5.00%, due 10/20/31	83,726
228,000	GNMA, Series 2005-77, Class BA, 5.00%, due 11/20/32	241,856
86,982	GNMA, Series 2008-49, Class PG, 5.25%, due 11/20/37	93,214
131,499	GNMA, Series 2008-51, Class PG, 5.00%, due 06/20/38	141,710
71,437	GNMA REMIC, Series 2001-52, 6.00%, due 10/20/31	79,989

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

174,111	GNMA REMIC, Series 2004-047, 5.00%, due 08/16/33	183,140
108,309	GNMA REMIC, Series 2008-050, 5.50%, due 03/16/37	118,777

		8,102,338

	U.S. Government and Agency Obligations — 43.9%

150,000	Federal Farm Credit Bank, 3.70%, due 05/15/13	159,005
225,000	Federal Farm Credit Bank, 4.63%, due 06/11/12	234,085
117,000	Federal Farm Credit Bank, 5.45%, due 12/11/13	130,463
900,000	Federal Home Loan Bank, 1.13%, due 03/09/12	905,304
1,000,000	Federal Home Loan Bank, 2.00%, due 09/14/12	1,019,923
235,000	Federal Home Loan Bank, 2.38%, due 03/14/14	244,906
125,000	Federal Home Loan Bank, 3.13%, due 03/11/16	131,554
910,000	Federal Home Loan Bank, 4.25%, due 06/14/13	976,495
195,000	Federal Home Loan Bank, 5.13%, due 05/24/13	212,131
300,000	Federal Home Loan Bank, 6.05%, due 05/12/14	343,389
1,000,000	Federal Home Loan Mortgage Corp., 1.00%, due 08/28/12	1,007,763
700,000	Federal Home Loan Mortgage Corp., 1.75%, due 06/15/12	709,742
280,000	Federal Home Loan Mortgage Corp., 4.00%, due 06/12/13	297,420
300,000	Federal Home Loan Mortgage Corp., 4.13%, due 12/21/12	316,378
175,000	Federal Home Loan Mortgage Corp., 5.00%, due 01/30/14	193,819
250,000	FHLMC, 5.25%, due 04/18/16	288,245
200,000	FNMA, 1.00%, due 09/23/13	201,711
100,000	FNMA, 2.25%, due 03/15/16	101,703
560,000	FNMA, 4.63%, due 10/15/13	611,019
445,000	FNMA, 4.75%, due 02/21/13	476,226
150,000	U.S. Treasury Note, 0.38%, due 10/31/12	150,170
1,000,000	U.S. Treasury Note, 0.63%, due 06/30/12	1,004,067
200,000	U.S. Treasury Note, 0.63%, due 12/31/12	200,852
70,000	U.S. Treasury Note, 0.63%, due 01/31/13	70,287
1,000,000	U.S. Treasury Note, 0.75%, due 08/15/13	1,005,469
250,000	U.S. Treasury Note, 0.75%, due 06/15/14	249,746
1,465,000	U.S. Treasury Note, 0.88%, due 02/29/12	1,472,319
1,900,000	U.S. Treasury Note, 1.00%, due 04/30/12	1,912,914
1,300,000	U.S. Treasury Note, 1.00%, due 07/15/13	1,314,023
125,000	U.S. Treasury Note, 1.00%, due 05/15/14	125,850
300,000	U.S. Treasury Note, 1.25%, due 04/15/14	304,266
200,000	U.S. Treasury Note, 1.25%, due 08/31/15	199,141
200,000	U.S. Treasury Note, 1.38%, due 01/15/13	203,125
2,000,000	U.S. Treasury Note, 1.38%, due 03/15/13	2,033,134
260,000	U.S. Treasury Note, 1.75%, due 04/15/13	266,156
150,000	U.S. Treasury Note, 1.75%, due 07/31/15	152,566
250,000	U.S. Treasury Note, 1.88%, due 06/30/15	255,898
125,000	U.S. Treasury Note, 2.00%, due 04/30/16	126,915
200,000	U.S. Treasury Note, 2.13%, due 12/31/15	205,344
135,000	U.S. Treasury Note, 2.13%, due 02/29/16	138,227

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

200,000	U.S. Treasury Note, 2.25%, due 01/31/15	208,140
190,000	U.S. Treasury Note, 2.25%, due 03/31/16	195,449

		20,355,339

	TOTAL DEBT OBLIGATIONS (COST $45,683,659)	46,002,945

	SHORT-TERM INVESTMENTS — 0.2%

	Bank Deposits — 0.2%

102,150	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/11	102,150

	TOTAL SHORT-TERM INVESTMENTS (COST $102,150)	102,150

	TOTAL INVESTMENTS — 99.5% (Cost $45,785,809)	46,105,095

	Other Assets and Liabilities (net) — 0.5%	223,723

	NET ASSETS — 100.0%	$46,328,818

	Notes to Schedule of Investments:

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

	GNMA — Government National Mortgage Association

	REMIC — Real Estate Mortgage Investment Conduit

	¤ Illiquid security. The total market value of the securities at period end is $1 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2011 was $77,673.

	† Floating rate note. Rate shown is as of June 30, 2011.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $1,931,571 which represents 4.2% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	99.3
Short-Term Investments	0.2
Other Assets and Liabilities (net)	0.5

100.0%

See accompanying Notes to the Schedule of Investments.

MGI Funds

Notes to Schedule Investments
June 30, 2011 (Unaudited)

1.	Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Global Investments, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

Each Fund is classified as “diversified” for purposes of the Investment Company Act of 1940 (“1940 Act”).

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Short Maturity	Safety of principal and a moderate level of income

There can be no guarantee that a Fund will achieve its investment objective. Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2011, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

Price; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the rate in effect at a uniform time on each business day (“Valuation Date”). Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at June 30, 2011, substantially all foreign equity securities held by Non-US Core Equity were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates market value; unless the Board determines that this approach does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund was to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds follow Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements” (“ASC 820”). Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, Large Cap Growth, Large Cap Value and Small/Mid Cap Growth each held long-term investments determined using Level 1 inputs, with corresponding major categories as shown in the schedules of investments, and a short-term investment position in Euro Time Deposits as shown in the schedules of investments, which is determined using Level 2 inputs.

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

The following is a summary of the inputs used as of June 30, 2011 in valuing the assets and liabilities of Small/Mid Cap Value, Non-US Core Equity, Core Opportunistic, and Short Maturity for which fair valuation was used:

Small/Mid Cap Value

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Aerospace & Defense	$3,091,034	$—	$—	$3,091,034
Agriculture	79,107	—	—	79,107
Airlines	971,532	—	—	971,532
Apparel	3,989,910	—	—	3,989,910
Auto Parts & Equipment	4,463,390	—	—	4,463,390
Banks	17,788,009	—	—	17,788,009
Beverages	1,096,114	—	—	1,096,114
Biotechnology	436,878	—	—	436,878
Building Materials	3,768,179	—	—	3,768,179
Chemicals	4,663,474	—	—	4,663,474
Coal	3,551,387	—	—	3,551,387
Commercial Services	10,535,525	—	—	10,535,525
Computers	5,871,033	—	—	5,871,033
Cosmetics & Personal Care	1,810,891	—	—	1,810,891
Distribution & Wholesale	3,344,871	—	—	3,344,871
Diversified Financial Services	9,319,564	—	—	9,319,564
Electric	7,974,279	—	—	7,974,279
Electrical Components & Equipment	2,009,041	—	—	2,009,041
Electronics	6,945,582	—	—	6,945,582
Energy-Alternate Sources	81,982	—	—	81,982
Engineering & Construction	4,242,183	—	—	4,242,183
Entertainment	2,211,448	—	—	2,211,448
Environmental Control	71,393	—	—	71,393
Food	12,457,525	—	—	12,457,525
Forest Products & Paper	6,744,847	—	—	6,744,847
Gas	5,287,644	—	—	5,287,644
Health Care — Products	5,274,354	—	—	5,274,354
Health Care — Services	7,998,257	—	—	7,998,257
Home Builders	408,960	—	—	408,960
Home Furnishings	258,428	—	—	258,428
Household Products & Wares	959,137	—	—	959,137
Insurance	20,171,865	—	—	20,171,865
Internet	2,427,096	—	—	2,427,096
Investment Companies	1,208,939	—	—	1,208,939
Iron & Steel	217,750	—	—	217,750
Leisure Time	1,024,250	—	—	1,024,250
Lodging	1,572,827	—	—	1,572,827

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Machinery — Construction & Mining	$144,804	$—	$—	$144,804
Machinery — Diversified	2,418,634	—	—	2,418,634
Media	1,648,785	—	—	1,648,785
Metal Fabricate & Hardware	4,351,818	—	—	4,351,818
Mining	6,463,764	—	—	6,463,764
Miscellaneous — Manufacturing	7,381,250	—	—	7,381,250
Oil & Gas	11,157,025	—	—	11,157,025
Oil & Gas Services	6,190,116	—	—	6,190,116
Packaging & Containers	1,416,350	—	—	1,416,350
Pharmaceuticals	2,670,610	—	—	2,670,610
Pipelines	63,756	—	—	63,756
Real Estate	1,961,139	—	—	1,961,139
REITS	17,268,674	—	—	17,268,674
Retail	20,413,831	—	—	20,413,831
Savings & Loans	2,735,263	—	—	2,735,263
Semiconductors	9,838,757	—	—	9,838,757
Shipbuilding	148,350	—	—	148,350
Software	3,767,339	—	—	3,767,339
Telecommunications	4,403,407	—	—	4,403,407
Textiles	2,302,261	—	—	2,302,261
Toys, Games & Hobbies	410,543	—	—	410,543
Transportation	4,580,593	—	—	4,580,593
Trucking & Leasing	182,685	—	—	182,685
Water	2,730,015	—	—	2,730,015

Total Common Stocks	278,978,454	—	—	278,978,454

Short-Term Investments
Bank Deposits	—	3,353,280	—	3,353,280

Total Short-Term Investments	—	3,353,280	—	3,353,280

Futures
Buys	—	19,684	—	19,684

Total	$278,978,454	$3,372,964	$—	$282,351,418

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

Non-US Core Equity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Argentina	$1,431,509	$—	$—	$1,431,509
Australia	—	60,104,378	—	60,104,378
Austria	—	13,226,024	—	13,226,024
Belgium	—	22,319,686	—	22,319,686
Bermuda	—	13,241,104	—	13,241,104
Brazil	43,510,829	—	—	43,510,829
British Virgin Islands	—	43,989	—	43,989
Canada	17,385,617	—	—	17,385,617
Cayman Islands	532,062	6,409,584	—	6,941,646
China	—	2,454,631	—	2,454,631
Cyprus	—	2,090,459	—	2,090,459
Czech Republic	—	751,191	—	751,191
Denmark	—	14,095,025	—	14,095,025
Egypt	—	2,715,157	—	2,715,157
Finland	—	17,437,384	—	17,437,384
France	10,190,248	154,955,768	—	165,146,016
Germany	270,908	112,792,165	—	113,063,073
Greece	—	6,407,527	—	6,407,527
Hong Kong	—	9,879,503	—	9,879,503
Hungary	—	976,998	—	976,998
India	1,899,896	9,623,273	—	11,523,169
Indonesia	1,856,445	4,139,892	—	5,996,337
Ireland	6,099,698	5,270,994	—	11,370,692
Israel	9,355,644	7,445,335	—	16,800,979
Italy	—	28,370,530	—	28,370,530
Japan	1,655,148	320,478,090	—	322,133,238
Luxembourg	4,865,979	7,967,203	—	12,833,182
Malaysia	—	538,096	—	538,096
Mexico	9,633,905	—	—	9,633,905
Netherlands	1,304,239	42,876,811	—	44,181,050
New Zealand	—	676,529	—	676,529
Norway	—	13,476,567	—	13,476,567
Pakistan	—	1,162,431	—	1,162,431
Philippines	1,700,639	—	—	1,700,639
Poland	—	4,594,333	—	4,594,333
Portugal	—	2,120,716	—	2,120,716
Russia	13,192,229	1,021,526	—	14,213,755
Singapore	—	21,935,486	—	21,935,486
South Africa	—	12,250,963	—	12,250,963
South Korea	346,932	35,356,300	—	35,703,232
Spain	1,102,101	40,667,674	—	41,769,775
Sweden	—	21,095,113	—	21,095,113

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Switzerland	$—	$127,835,209	$—	$127,835,209
Taiwan	5,502,903	8,617,179	—	14,120,082
Thailand	—	3,318,062	—	3,318,062
Turkey	1,590,228	7,352,275	—	8,942,503
United Kingdom	19,615,924	252,825,635	—	272,441,559
United States	899,520	3,253,202	—	4,152,722

Total Common Stocks	153,942,603	1,424,169,997	—	1,578,112,600

Investment Company
United States	14,913,337	—	—	14,913,337

Total Investment Companies	14,913,337	—	—	14,913,337

Preferred Stocks
Brazil	1,175,560	—	—	1,175,560
Germany	—	5,436,863	—	5,436,863

Total Preferred Stocks	1,175,560	5,436,863	—	6,612,423

Rights
Spain	—	7,610	—	7,610

Total Rights	—	7,610	—	7,610

Warrants
Bermuda	—	10,178,571	—	10,178,571

Total Warrants	—	10,178,571	—	10,178,571

Options Purchased
Call Options	—	237,517	—	237,517
Put Options	—	18,999	—	18,999

Total Options Purchased	—	256,516	—	256,516

Short-Term Investments
Bank Deposit	—	30,411,555	—	30,411,555

Total Short-Term Investments	—	30,411,555	—	30,411,555

Forward Foreign Currency Contracts
Buys	—	2,078,857	—	2,078,857
Sales	—	288,282	—	288,282

Total Forward Foreign Currency Contracts	—	2,367,139	—	2,367,139

Futures Contracts
Buys	—	78,491	—	78,491

Total Futures Contracts	—	78,491	—	78,491

Total	$170,031,500	$1,472,906,742	$—	$1,642,938,242

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Forward Foreign Currency Contracts
Buys	$—	$(398,080)	$—	$(398,080)
Sales	—	(2,493,180)	—	(2,493,180)

Total Forward Foreign Currency Contracts	$—	$(2,891,260)	$—	$(2,891,260)

Core Opportunistic

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$47,065,354	$—	$47,065,354
Convertible Debt	—	235,519	—	235,519
Corporate Debt	—	298,507,931	—	298,507,931
Mortgage Backed Securities — Private Issuers	—	36,830,021	—	36,830,021
Mortgage Backed Securities — U.S. Government Agency Obligations	—	363,470,647	—	363,470,647
Municipal Obligations	—	36,546,043	—	36,546,043
Sovereign Debt Obligations	—	20,768,112	—	20,768,112
U.S. Government and Agency Obligations	164,715,898	14,383,335	—	179,099,233

Total Debt Obligations	164,715,898	817,806,962	—	982,522,860

Common Stocks
Auto Manufacturers	240,907	—	—	240,907
Building Materials	100,823	—	—	100,823
Diversified Financial Services	77,632	—	—	77,632
Oil & Gas Services	4,646	—	—	4,646

Total Common Stocks	424,008	—	—	424,008

Preferred Stocks
Banks	636,000	—	—	636,000
Diversified Financial Services	1,032,078	—	—	1,032,078
Sovereign	15,290	—	—	15,290

Total Preferred Stocks	1,683,368	—	—	1,683,368

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Warrants
Auto Manufacturers	$269,299	$—	$—	$269,299
Media	4,298	—	—	4,298
Oil & Gas Services	1,282	—	—	1,282

Total Warrants	274,879	—	—	274,879

Options Purchased
Call Options	—	46,406	—	46,406
Put Options	—	23,287	—	23,287

Total Options Purchased	—	69,693	—	69,693

Short-Term Investments
U.S. Government and Agency Obligations	—	73,514,942	—	73,514,942
Repurchase Agreements	—	75,200,000	—	75,200,000
Bank Deposit	—	72,894,353	—	72,894,353

Total Short-Term Investments	—	221,609,295	—	221,609,295

Forward Foreign Currency Contracts
Buys	—	306,038	—	306,038
Sales	—	64,050	—	64,050

Total Forward Foreign Currency Contracts	—	370,088	—	370,088

Futures Contracts
Buys	—	650,202	—	650,202
Sales	—	115,175	—	115,175

Total Futures Contracts	—	765,377	—	765,377

Credit Default Swaps	—	186,623	—	186,623

Total	$167,098,153	$1,040,808,038	$—	$1,207,906,191

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Total TBA Sale Commitments	$—	$(25,594,844)	$—	$(25,594,844)

Forward Foreign Currency Contracts
Buys	—	(1,916)	—	(1,916)
Sales	—	(408,775)	—	(408,775)

Total Forward Foreign Currency Contracts	—	(410,691)	—	(410,691)

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Futures Contracts
Buys	$—	$(211,963)	$—	$(211,963)
Sales	—	(89,859)	—	(89,859)

Total Futures Contracts	—	(301,822)	—	(301,822)

Written Options	—	(832,773)	—	(832,773)

Interest Rate Swaps	—	(103,961)	—	(103,961)
Credit Default Swaps	—	(136,299)	—	(136,299)

Total	$—	$(27,380,390)	$—	$(27,380,390)

Short Maturity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$6,048,988	$—	$6,048,988
Corporate Debt	—	9,079,299	—	9,079,299
Mortgage Backed Securities — Private Issuers	—	2,416,981	—	2,416,981
Mortgage Backed Securities — U.S. Government Agency Obligations	—	8,102,338	—	8,102,338
U.S. Government and Agency Obligations	11,794,058	8,561,281	—	20,355,339

Total Debt Obligations	11,794,058	34,208,887	—	46,002,945

Short-Term Investments
Bank Deposits	—	102,150	—	102,150

Total Short-Term Investments	—	102,150	—	102,150

Total	$11,794,058	$34,311,037	$—	$46,105,095

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In		Transfers Out
		Level 2 — Other		Level 2 — Other
	Level 1 — Quoted	Significant	Level 1 — Quoted	Significant
	Prices	Observable Inputs	Prices	Observable Inputs
Non US Core Equity*	$—	$1,324,140,825	$(1,324,140,825)	—

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

The Funds recognize transfers between the Levels as of the end of the reporting period.

*	Transfers occurred between Level 1 and Level 2 as a result of applying a pricing factor, consistent with the Funds’ valuation and liquidity procedures, to certain foreign equity securities to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

Non-US Core Equity held rights during the period as a result of corporate actions. Non-US Core Equity and Core Opportunistic held warrants during the period as a result of corporate actions.

At June 30, 2011 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Small/Mid Cap Value

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$19,684	$19,684

Total Value	$19,684	$19,684

NUMBER OF CONTRACTS(7)

	Equity Risk	Total
Futures Contracts	4	4

Non-US Core Equity

ASSET DERIVATIVES

	Foreign
	Exchange Risk	Equity Risk	Total
Rights(1)	$—	$7,610	$7,610
Warrants(1)	—	10,178,571	10,178,571
Options Purchased(1)	256,516	—	256,516
Forward Foreign Currency Contracts(2)	2,367,139	—	2,367,139
Futures Contracts(3)	—	78,491	78,491

Total Value	$2,623,655	$10,264,672	$12,888,327

LIABILITY DERIVATIVES

	Foreign
	Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(4)	$(2,891,260)	$—	$(2,891,260)

Total Value	$(2,891,260)	$—	$(2,891,260)

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(7)

	Foreign
	Exchange Risk	Equity Risk	Total
Rights	—	100,937	100,937
Warrants	—	304,937	304,937
Options Purchased	1,389,193,789	—	1,389,193,789
Forward Foreign Currency Contracts	1,099,149	—	1,099,149
Futures Contracts	—	32	32

Core Opportunistic

ASSET DERIVATIVES

	Interest Rate	Foreign
	Risk	Exchange Risk	Credit Risk	Equity Risk	Total
Warrants(1)	$—	$—	$—	$274,879	$274,879
Options Purchased(1)	—	—	—	69,693	69,693
Forward Foreign Currency Contracts(2)	—	370,088	—	—	370,088
Futures Contracts(3)	765,377	—	—	—	765,377
Swap Contracts(4)	—	—	186,623	—	186,623

Total Value	$765,377	$370,088	$186,623	$344,572	$1,666,660

LIABILITY DERIVATIVES

	Interest Rate	Foreign
	Risk	Exchange Risk	Credit Risk	Equity Risk	Total
Forward Foreign Currency Contracts(4)	$—	$(410,691)	$—	$—	$(410,691)
Futures Contracts(3)	(301,822)	—	—	—	(301,822)
Options Written(5)	(750,157)	—	(82,616)	—	(832,773)
Swap Contracts(6)	(103,961)	—	(136,299)	—	(240,260)

Total Value	$(1,155,940)	$(410,691)	$(218,915)	$—	$(1,785,546)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(7)

	Interest	Foreign
	Rate Risk	Exchange Risk	Credit Risk	Equity Risk	Total
Warrants	—	—	—	14,925	14,925
Options Purchased	5,196,333	—	—	—	5,196,333
Forward Foreign Currency Contracts	—	(168,467)	—	—	(168,467)
Futures Contracts	(2,174)	—	—	—	(2,174)
Options Written	(79,780,667)	—	(30,966,667)	—	(110,747,334)
Swap Contracts	18,500,000	—	59,200,000	—	77,700,000

(1)	Statement of Assets and Liabilities location: Investments, at value.
(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency contracts.
(3)	Cumulative appreciation (depreciation) on futures contracts is reported within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Payable for open forward foreign currency contracts.

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

(5)	Statement of Assets and Liabilities location: Written options, at value.
(6)	Statement of Assets and Liabilities location: Swap contracts, at value.
(7)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2011.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivative and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

The following is a summary of open credit default swaps positions held in Core Opportunistic at June 30, 2011:

					Maximum
					Potential Amount
					of Future	Receive
					Payments by	(Pay)		Unrealized
Notional		Expiration		Buy/Sell	the Fund Under	Fixed	Deliverable	Appreciation
Amount	Currency	Date	Counterparty	Protection	the Contract	Rate	on Default	(Depreciation)	Value
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	$400,000	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	$(23,120)	$5,684
900,000	USD	3/20/2016	Deutsche Bank AG	Buy	900,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(16,049)	26,145
1,400,000	USD	3/20/2016	Morgan Stanley Capital Services, Inc.	Buy	1,400,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(26,425)	40,669
1,600,000	USD	12/20/2019	Bank of America N.A.	Sell	1,600,000	1.00%	CDX.NA.IG.I3 (Rating: BAA+)*	2,255	(19,602)
1,300,000	USD	12/20/2019	UBS AG	Sell	1,300,000	1.00%	CDX.NA.IG.I3 (Rating: BAA+)*	3,625	(15,927)
8,500,000	USD	06/20/2015	Morgan Stanley Capital Services, Inc.	Buy	8,500,000	(1.00%)	CDX.NA.IG.I4	(63,548)	(100,770)
4,400,000	USD	03/20/2021	Goldman Sachs International	Sell	4,400,000	1.60%	State of Connecticut (Moody’s Rating: Aa2; S&P Rating: AA)	114,125	114,125

					$18,500,000			$(9,137)	$50,324

*	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

The Non-US Core Equity Fund is subject to a 2% Imposto sobre Operacoes Financeiras (“IOF”) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) on forward contracts and foreign currency related transactions in the Statement of Operations.

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Effective October 6, 2008, the Funds suspended their participation in the securities lending arrangement under which State Street Bank and Trust Company serves as lending agent (the “State Street Program”). As of June 30, 2011, no Fund had any portfolio securities on loan. The Advisor will determine if or when it becomes appropriate for the Funds to resume their participation in the State Street Program.

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of June 30, 2011.

(f) Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any nonperiodic payments received or due under the notional principal contract must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

During the period ended June 30, 2011, Core Opportunistic used swap agreements to control credit event risk and to increase or decrease credit exposure.

See the Core Opportunistic Schedule of Investments for a listing of open swap agreements as of June 30, 2011.

(g) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

During the period ended June 30, 2011, Small/Mid Cap Value used futures to equitize cash. Non-US Core Equity used futures to adjust exposure to certain markets and maintain liquidity. Core Opportunistic used futures to adjust interest rate exposure and replicate government bond positions.

See the Small/Mid Cap Value, Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of open futures contracts as of June 30, 2011.

(h) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended June 30, 2011, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Opportunistic used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of options contracts as of June 30, 2011.

Transactions in written option contracts for Core Opportunistic for the period ended June 30, 2011, is as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2011	118,500,230	$1,013,596
Options written	24,500,739	392,118
Options terminated in closing purchase transactions	(57,300,420)	(543,663)
Options expired	(52)	(42,331)

Options outstanding at June 30, 2011	85,700,497	$819,720

(i) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended June 30, 2011, Non-US Core Equity used forward foreign currency contracts to adjust exposure to foreign currencies and to efficiently maintain liquidity. Core Opportunistic used forward foreign currency contracts to hedge, cross-hedge or to actively manage non-US Dollar exposures in the Fund.

See the Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of open forward foreign currency contracts as of June 30, 2011.

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within the Statements of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of June 30, 2011.

(l) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Funds’ Schedule of Investments for REIT securities held as of June 30, 2011.

(m) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of June 30, 2011.

(n) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for indexed securities held as of June 30, 2011.

MGI Funds

Notes to Schedule Investments (Continued)
June 30, 2011 (Unaudited)

(o) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

(p) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

3.	Federal income taxes

As of June 30, 2011, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Growth	$343,352,540	$80,447,293	$(3,250,077)	$77,197,216
Large Cap Value	371,563,295	48,350,365	(4,220,128)	44,130,237
Small/Mid Cap Growth	235,814,238	54,596,878	(3,859,300)	50,737,578
Small/Mid Cap Value	247,423,631	39,174,022	(4,265,919)	34,908,103
Non-US Core Equity	1,521,870,968	159,278,774	(40,657,130)	118,621,644
Core Opportunistic	1,194,128,012	26,938,471	(14,482,380)	12,456,091
Short Maturity	45,802,758	464,167	(161,830)	302,337

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

In accordance with the provisions set forth in FASB ASC 855 (“Subsequent Events”), management has evaluated the possibility of subsequent events existing in the Funds’ financial statements for the period ended June 30, 2011 and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements through the date of issuance.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS

By	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer

Date	August 17, 2011
     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer

Date	August 17, 2011

By	/s/ Richard S. Joseph
Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer

Date	August 17, 2011